                                               1933 Act Registration No. 2-78440
                                              1940 Act Registration No. 811-3517

    As filed with the Securities and Exchange Commission on February __, 1996

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933         /x/


                         Post-Effective Amendment No. 29      /x/


                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940     /x/


                                Amendment No. 30              /x/
                        (Check appropriate box or boxes)


                                   ----------

                                 THE PILOT FUNDS
               (Exact name of Registrant as specified in charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of principal executive offices)


               Registrant's Telephone Number, including Area Code
                                  800-717-4568

                                   ----------

                                    Copy to:

George O. Martinez, Esq.                    Phil Newman, Esq.
BISYS Fund Services, Inc.                   Goodwin, Procter & Hoar
3435 Stelzer Road                           Exchange Place
Columbus, Ohio 43219                        Boston, Massachusetts 02109

(Name and Address of Agent for Service of Process)

                                         ----------

It is proposed that this filing will become effective (check appropriate box)

/ /      immediately upon filing pursuant to paragraph (b)

/ /      on _____________________ pursuant to paragraph (b)

/x/      60 days, after filing pursuant to paragraph (a)

/ /      on _____________________ pursuant to paragraph (a), of Rule 485

/ /      75 days after filing pursuant to paragraph (a) (2).

REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24f-2. REGISTRANT FILED A RULE 24f-2 NOTICE FOR THE FISCAL YEAR ENDED AUGUST 31, 1995 ON OCTOBER 30, 1995.

THE TOTAL NUMBER OF PAGES IS _____.           THE EXHIBIT INDEX IS ON PAGE ____.

                                 THE PILOT FUNDS

                        (Pilot International Equity Fund)

                                   ----------

                                    FORM N-1A

                              CROSS REFERENCE SHEET


     ITEM NUMBER IN PART A                                    PROSPECTUS CAPTION
     ---------------------                                    ------------------


1.   Cover Page......................................         Cover Page


2.   Synopsis........................................         Not Applicable


3.   Condensed Financial Information.................         Financial Highlights


4.   General Description of Registrant...............         Cover Page; Investment Objectives, Risk Factors; The Pilot
                                                              Family of  Funds


5.   Management of the Fund..........................         The Business of the Fund - Fund Management


5A.  Management's Discussion of Fund Performance.....         Not Applicable


6.   Capital Stock and Other Securities..............         Investing in The Pilot Funds - Dividends and Distributions;
                                                              The Pilot Family of Funds; The Business of the Fund - Tax
                                                              Implications


7.   Purchase of Securities Being Offered............         Investing in The Pilot Funds - How to Buy Shares; Investing
                                                              in The Pilot Funds - Explanation of Sales Price; Investing
                                                              in The Pilot Funds - Exchange Privileges


8.   Redemption or Repurchase........................         Investing in The Pilot Funds - How to Sell Shares; Investing
                                                              in The Pilot Funds - Exchange Privilege


9.   Pending Legal Proceedings.......................         Not Applicable

-----FINANCIAL
     DIRECTION
     LOGO


                         May [  ], 1996

                                      The
                                     Pilot
                                     Funds
                              Prospectus enclosed

                                                  PILOT INTERNATIONAL
                                                  EQUITY FUND

                                                  Class A Shares and
                                                  Class B Shares

                               TABLE OF CONTENTS


                                                                                                      PAGE
                                                                                                      ---
EXPENSE SUMMARY....................................................................................     2
FINANCIAL HIGHLIGHTS...............................................................................     3
INVESTMENT OBJECTIVE AND RISK FACTORS..............................................................     5
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES................................................     5
     U.S. Government Securities....................................................................     5
     U.S. and Foreign Bank Obligations.............................................................     5
     Forward Commitments and When-Issued Securities................................................     5
     Common and Preferred Stocks...................................................................     6
     Convertible Securities........................................................................     6
     Small Capitalization Companies................................................................     6
     Foreign Securities............................................................................     6
     Investing in Emerging Markets.................................................................     6
     American/European Depository Receipts.........................................................     7
     Forward Foreign Currency Exchange Contracts...................................................     7
     Currency Swaps................................................................................     7
     Repurchase Agreements.........................................................................     7
     Lending of Portfolio Securities...............................................................     8
     Options Transactions..........................................................................     8
     Futures Contracts and Options on Futures Contracts............................................     8
     Other Information.............................................................................     9
INVESTMENT LIMITATIONS.............................................................................     9
INVESTING IN THE PILOT FUNDS.......................................................................     9
HOW TO BUY SHARES..................................................................................    12
HOW TO SELL SHARES.................................................................................    15
TRANSACTION RULES..................................................................................    16
SHAREHOLDER SERVICES...............................................................................    19
     Tax Sheltered Retirement Plans................................................................    19
     Exchange Privileges Among The Pilot Funds.....................................................    19
     Automatic Investment Plan.....................................................................    19
     Automatic Withdrawal Plan.....................................................................    20
     Front-End Sales Charge Reductions.............................................................    20
     Right of Accumulation.........................................................................    20
     Example.......................................................................................    20
     Statement of Intention........................................................................    20
     Quantity Discounts............................................................................    21
     Cross-Reinvestment Privilege..................................................................    21
     Reinstatement Privilege.......................................................................    21
DIVIDENDS AND DISTRIBUTIONS........................................................................    22
     Where do your dividends and distributions come from?..........................................    22
     What are your dividend and distribution options?..............................................    22
     When are dividends and distributions declared and paid?.......................................    22
DISTRIBUTION ARRANGEMENTS..........................................................................    22
THE PILOT FAMILY OF FUNDS..........................................................................    23
THE BUSINESS OF THE FUND...........................................................................    24
FUND MANAGEMENT....................................................................................    24
TAX IMPLICATIONS...................................................................................    26
MEASURING PERFORMANCE..............................................................................    27

                                THE PILOT FUNDS

                                      LOGO


                PROSPECTUS FOR CLASS A SHARES AND CLASS B SHARES


                                     OF THE

                        PILOT INTERNATIONAL EQUITY FUND


May   , 1996

--------------------------------------------------------------------------------

The Pilot Funds is an open-end, management investment company (a "mutual fund") consisting of multiple portfolios (the "Funds"). This prospectus relates solely to the offering of Class A and Class B Shares of the Pilot International Equity Fund, formerly known as the Pilot Kleinwort Benson International Equity Fund (the "Fund"). Boatmen's Trust Company ("Boatmen's") serves as the Fund's investment adviser. Kleinwort Benson Investment Management Americas Inc. ("Kleinwort Benson") serves as the Fund's investment manager. Pilot Funds Distributors, Inc. serves as the Fund's distributor, and its parent, Concord Holding Corporation, serves as the Fund's administrator.


The investment objective of the Fund is to provide long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin. The Fund may invest up to 35% of its total assets in issuers domiciled in developing countries.

FUND SHARES ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BOATMEN'S TRUST COMPANY OR ANY OF ITS AFFILIATES AND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY OR OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. IN ADDITION, THE AMOUNT OF DIVIDENDS PAID BY THE FUND WILL VARY. BOATMEN'S TRUST COMPANY SERVES AS INVESTMENT ADVISER TO THE FUND, IS PAID A FEE FOR ITS SERVICES, AND IS NOT AFFILIATED WITH PILOT FUNDS DISTRIBUTORS INC., THE FUND'S DISTRIBUTOR.

This Prospectus describes concisely the information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.


More information about the Fund is contained in a Statement of Additional Information that has been filed with the Securities and Exchange Commission. The Statement of Additional Information can be obtained free upon request by calling 800/71-PILOT, by calling your service organization or by writing Pilot Funds Distributors, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035. The Statement of Additional Information, as it may be revised from time to time, is dated May [ ], 1996 and is incorporated by reference into (considered a part of) the Prospectus.


LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                EXPENSE SUMMARY



SHAREHOLDER TRANSACTION EXPENSES are charges you pay when buying or selling shares of a Fund.


ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, general Fund administration, accounting and other services.


Below is information regarding the Fund's shareholder transaction expenses and the operating expenses which the Fund expects to incur during the current fiscal year on its Class A and Class B Shares. Examples based on this information are also provided.



                                                                                   CLASS A        CLASS B
                                                                                   -------        -------
SHAREHOLDER TRANSACTION EXPENSES:
  Front End Sales Charge Imposed on Purchases (as a percentage of offering
     price).....................................................................     4.50%(1)       None
  Sales Charge Imposed on Reinvested Dividends..................................     None           None
  Deferred Sales Charge (as a percentage of original purchase price or
     redemption proceeds, whichever is lower)...................................     None           4.50%(2)
  Exchange Fee..................................................................     None           None
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets):
  Management Fee(3).............................................................     0.80%          0.80%
  Rule 12b-1/Distribution Payments..............................................     0.25%          1.00%
  Other Expenses................................................................     0.37%          0.37%(4)
                                                                                   -------        -------
  Total Fund Operating Expenses(3)..............................................     1.42%          2.17%



---------------



(1) Reduced sales charges may be available. See "Shareholder
    Services -- Front-End Sales Charge Reductions."



(2) This amount applies to redemptions during the first year. The charge decreases .50% annually to 2.50% for redemptions made during the fifth year and then decreases .75% to 1.75% for redemptions made during the sixth year. No deferred sales charge is charged for redemptions made after the sixth year. See "How to Buy Shares -- Explanation of Sales Price."



(3) This expense information is provided to help you understand the expenses you would bear either directly (as with the transaction expenses) or indirectly (as with the annual operating expenses) as a shareholder of the Fund. You should note that any fees that are charged by the Fund's Adviser, its affiliates or any other institutions directly to their customer accounts for services related to an investment in the Fund are in addition to and not reflected in the fees and expenses described above.



(4) Other Expenses for the Class B Shares are based on estimated amounts for the current fiscal year.



Because of the Distribution Payments paid by the Fund as shown in the above table, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



Example: Assume that the annual return on the Fund is 5%, and that its operating expenses are as described above. For every $1,000 you invested in a particular Fund, after the periods shown below, you would have paid this much in expenses during such periods:



                                                             1                3                5               10
                                                         YEAR AFTER      YEARS AFTER      YEARS AFTER      YEARS AFTER
                                                          PURCHASE        PURCHASE         PURCHASE         PURCHASE
                                                         ----------      -----------      -----------      -----------
Class A Shares(1).....................................      $ 59            $  88            $ 119            $ 208
Class B Shares
  Assuming complete redemption at end of period(2)....      $ 67            $ 103            $ 141            $ 250
  Assuming no redemption..............................      $ 22            $  68            $ 116            $ 250


---------------


(1) Assumes deduction at time of purchase of maximum applicable front-end sales charge.



(2) Assumes deduction of maximum applicable contingent deferred sales charge.



The Example shown above should not be considered a representation of future investment returns or operating expenses. The Fund is new and actual investment returns and operating expenses may be more or less than those shown.

                        PILOT INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following data with respect to a Share of the Pilot International Equity Fund, formerly known as the Pilot Kleinwort Benson International Equity Fund, outstanding during the period ended August 31, 1995 has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference and attached to the Statement of Additional Information, and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information. This annual report also contains performance information and is available upon request and without charge by writing to the address on the front of this Prospectus. Prior to a tax-free reorganization effective July 12, 1993, the Pilot Kleinwort Benson International Equity Fund was a separate portfolio of Kleinwort Benson Investment Strategies and known as the Kleinwort Benson International Equity Fund. The following financial highlights also present historical information of the Kleinwort Benson International Equity Fund prior to July 12, 1993. The Kleinwort Benson International Equity Fund was advised solely by Kleinwort Benson Investment Management Americas Inc., formerly Kleinwort Benson International Investment Limited for those periods.

The following data with respect to a Share of the Kleinwort Benson International Equity Fund of Kleinwort Benson Investment Strategies outstanding for each of the seven years in the period ended December 31, 1992 have been audited by Ernst & Young LLP, independent auditors, as indicated in their report incorporated by reference and attached to the Statement of Additional Information, and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information.


The Pilot Shares were first issued by the Pilot Kleinwort Benson International Equity Fund during July, 1993. Accordingly, there are no financial highlights with respect to the Fund for such shares for periods prior to such dates. In this regard, Class B Shares were first issued by the Pilot International Equity
Fund during      , 1996. Therefore, financial highlights are not presented for such shares. The financial highlights presented below for periods prior to July 12, 1993 represent historical information for shares of the Kleinwort Benson International Equity Fund which became Pilot Administration Shares pursuant to a tax-free reorganization effected on July 12, 1993. Effective August 21, 1995 the Administration Shares of the Fund were redesignated as the Class A Shares of the Fund. The Class A Shares will be subject to additional fees (Distribution Plan
Fees), as well as a front-end sales load of up to 4.5% of the offering price.

--------------------------------------------------------------------------------

                        PILOT INTERNATIONAL EQUITY FUND

                            ------------------------

                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH OF
                             THE PERIODS INDICATED

                                                                            INCOME FROM INVESTMENT OPERATIONS
                                                         ------------------------------------------------------------------------
                                                                                    NET REALIZED     NET REALIZED
                                                                                        AND         AND UNREALIZED       TOTAL
                                                                                     UNREALIZED     GAIN (LOSS) ON       INCOME
                                                         NET ASSET       NET        GAIN (LOSS)         FOREIGN          (LOSS)
                                                         VALUE AT     INVESTMENT         ON            CURRENCY           FROM
                                                         BEGINNING      INCOME       INVESTMENT         RELATED        INVESTMENT
                                                         OF PERIOD      (LOSS)      TRANSACTIONS    TRANSACTIONS(C)    OPERATIONS
                                                         ---------    ----------    ------------    ---------------    ----------
FOR THE YEAR ENDED AUGUST 31,
------------------------------------------------------
1995--Pilot Shares....................................    $ 16.34       $ 0.13(i)      $(0.22)(i)       $  0.39(i)       $ 0.30
1995--Class A Shares(j)...............................      16.29         0.08(i)       (0.22)(i)          0.39(i)         0.25
1994--Pilot Shares....................................      14.14         0.11(i)        1.65(i)           0.59(i)         2.35
1994--Administration Shares...........................      14.13         0.07(i)        1.65(i)           0.59(i)         2.31
FOR THE EIGHT MONTHS ENDED AUGUST 31,
------------------------------------------------------
1993--Pilot Shares(d).................................      13.15        (0.01)(i)       1.10(i)          (0.10)(i)        0.99
1993--Administration Shares...........................      11.85         0.02(i)        2.51(i)          (0.25)(i)        2.28
FOR THE YEARS ENDED DECEMBER 31,(A)(B)
------------------------------------------------------
1992--Administration Shares...........................      12.29         0.04(i)       (0.46)(i)            --           (0.42)
1991--Administration Shares...........................      12.65         0.06           1.36                --            1.42
1990--Administration Shares...........................      15.58         0.12          (2.40)               --           (2.28)
1989--Administration Shares...........................      14.66         0.07           3.22                --            3.29
1988--Administration Shares...........................      13.21        (0.01)          2.73                --            2.72
1987--Administration Shares...........................      22.92           --           2.11                --            2.11
1986--Administration Shares...........................      17.95         0.02           9.13                --            9.15
1985--Administration Shares...........................      11.87         0.02           6.28                --            6.30

                                                        DISTRIBUTIONS TO

                                                            SHAREHOLDERS FROM:
                                                        --------------------------
                                                                      NET REALIZED
                                                                        GAIN ON
                                                                      INVESTMENTS
                                                                          AND
                                                                        FOREIGN
                                                           NET          CURRENCY
                                                        INVESTMENT      RELATED
                                                          INCOME      TRANSACTIONS
                                                        ----------    ------------
FOR THE YEAR ENDED AUGUST 31,
------------------------------------------------------
1995--Pilot Shares....................................    $(0.11)       $  (0.29)
1995--Class A Shares(j)...............................     (0.11)          (0.29)
1994--Pilot Shares....................................        --           (0.15)
1994--Administration Shares...........................        --           (0.15)
FOR THE EIGHT MONTHS ENDED AUGUST 31,
------------------------------------------------------
1993--Pilot Shares(d).................................        --              --
1993--Administration Shares...........................        --              --
FOR THE YEARS ENDED DECEMBER 31,(A)(B)
------------------------------------------------------
1992--Administration Shares...........................     (0.02)             --
1991--Administration Shares...........................     (0.08)          (1.70)
1990--Administration Shares...........................     (0.14)          (0.51)
1989--Administration Shares...........................     (0.22)          (2.15)
1988--Administration Shares...........................        --           (1.27)
1987--Administration Shares...........................        --          (11.82)
1986--Administration Shares...........................        --           (4.18)
1985--Administration Shares...........................     (0.06)          (0.16)


                                                                                                       RATIO OF
                                                        NET                                  RATIO OF        NET
                                                       ASSET                                 EXPENSES     INVESTMENT
                                                       VALUE                                    TO          INCOME      NET ASSETS

                                                        AT                     PORTFOLIO     AVERAGE        (LOSS)      AT END OF

                                                      END OF       TOTAL       TURNOVER        NET        TO AVERAGE      PERIOD

                                                      PERIOD     RETURN(e)      RATE          ASSETS      NET ASSETS    (IN 000'S)

                                                      -------    ---------     ------       ----------    ----------    ----------
FOR THE YEAR ENDED AUGUST 31,
------------------------------------------------------
1995--Pilot Shares....................................$16.24         2.08%     35.91%          1.18%          0.82%      $363,212

1995--Class A Shares(j)............................... 16.14         1.77      35.91           1.42           0.50         27,625

1994--Pilot Shares.................................... 16.34        16.75      35.40           1.12           0.75        307,561

1994--Administration Shares........................... 16.29        16.48      35.40           1.37           0.48         44,990

FOR THE EIGHT MONTHS ENDED AUGUST 31,
------------------------------------------------------
1993--Pilot Shares(d)................................. 14.14         7.53 (f)  26.65 (f)(h)    1.31(g)       (0.56)(g)    195,548

1993--Administration Shares........................... 14.13        19.24 (f)  26.65 (f)(h)    2.17(g)        0.25(g)      55,816

FOR THE YEARS ENDED DECEMBER 31,(A)(B)
------------------------------------------------------
1992--Administration Shares........................... 11.85        (3.42)     58.55           1.78           0.35         56,358

1991--Administration Shares........................... 12.29        11.81      51.88           1.79           0.45         65,939

1990--Administration Shares........................... 12.65       (14.77)     52.00           1.82           0.76         72,007

1989--Administration Shares........................... 15.58        22.99      61.54           2.00           0.39         80,224

1988--Administration Shares........................... 14.66        21.03      54.84           2.31          (0.07)        59,864

1987--Administration Shares........................... 13.21         9.28      58.98           1.72           0.01         53,800

1986--Administration Shares........................... 22.92        52.62      76.35           1.49           0.10         92,592

1985--Administration Shares........................... 17.95        54.03      73.32           1.94           0.15         41,290


------------
(a) Prior to a tax-free organization into Pilot Administration shares effective July 12, 1993, the Pilot Kleinwort Benson International Equity Portfolio was a separate portfolio of Kleinwort Benson Investment Strategies known as Kleinwort Benson International Equity Fund. The predecessor portfolio was advised by Kleinwort Benson International Investment Limited and had a December 31 fiscal year-end.

(b) Prior to July 12, 1993, the Pilot Administration shares were not subject to an Administration plan.

(c) For years preceding the fiscal year ended August 31, 1993, net realized and unrealized gain (losses) from foreign currency related transactions were included in net realized and unrealized gain (losses) from investments. Effective January 1, 1993, realized and unrealized gain (losses) from Foreign currency related transactions are disclosed separately from net realized and unrealized gain (losses) from investments.

(d)   Pilot shares were initially issued on July 26, 1993.

(e) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken f or the Pilot Administration shares.

(f)   Not annualized

(g)   Annualized

(h) Calculated on a portfolio-wide level and excludes the transfer of assets effective on August 6, 1993.

(i)   Calculated based on the average shares outstanding methodology.

(j) Effective August 21, 1995 the Administration Class Shares were redesignated as the Class A Shares.

THE PILOT INTERNATIONAL EQUITY FUND USES A VARIETY OF DIFFERENT INVESTMENTS AND INVESTMENT TECHNIQUES IN SEEKING TO ACHIEVE THE FUND'S INVESTMENT OBJECTIVE. THE FUND DOES NOT USE ALL OF THE INVESTMENTS AND INVESTMENT TECHNIQUES DESCRIBED IN THE FOLLOWING SECTIONS. THE FUND IS NOT DESIGNED TO BE A COMPLETE INVESTMENT PROGRAM BUT CAN BE APPROPRIATE AS PART OF A COMPLETE INVESTMENT STRATEGY. YOU SHOULD CONSIDER WHETHER THE FUND MEETS YOUR INVESTMENT GOAL. ALTHOUGH THE FUND ATTEMPTS TO ATTAIN ITS INVESTMENT OBJECTIVE, THERE CAN BE NO ASSURANCE IT WILL BE SUCCESSFUL.

SHAREHOLDER APPROVAL IS NOT REQUIRED TO CHANGE THE INVESTMENT OBJECTIVE OF THE FUND. HOWEVER, SHAREHOLDERS WILL BE GIVEN AT LEAST 30 DAYS' PRIOR WRITTEN NOTICE IN THE EVENT OF A CHANGE IN THE FUND'S OBJECTIVE. UNLESS OTHERWISE STATED, EACH INVESTMENT POLICY DESCRIBED BELOW MAY BE CHANGED AT ANY TIME BY THE PILOT FUNDS' BOARD OF TRUSTEES WITHOUT SHAREHOLDER APPROVAL.

INVESTMENT OBJECTIVE AND RISK FACTORS

The investment objective of the Fund is to provide long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin. Under normal circumstances, the Fund will invest at least 65% of its total assets in foreign equity securities, including securities convertible into equity securities and in securities which are listed on major stock exchanges. The Fund may purchase the stock of small and large capitalization companies.

The Fund may invest up to 35% of its total assets in securities of issuers domiciled in developing countries. These countries are generally located in Eastern Europe, the Asia-Pacific region, Latin and South America, Africa and, subject to approval by the Board of Trustees, Russia and the Middle East. Debt securities, if any, purchased by the Fund will be rated in the top two categories by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by Kleinwort Benson to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt and equity securities of U.S. issuers. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, foreign governments and international organizations (such as the International Bank for Reconstruction and Development (the "World Bank")), including money market instruments.

Investments and investment techniques in which the Fund may invest include common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending and repurchase agreements. These and other securities in which the Fund may invest are further described below.

DESCRIPTION OF SECURITIES
AND INVESTMENT TECHNIQUES

--U.S. Government Securities. The Fund may purchase obligations of the U.S. Government. These obligations are issued or guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities ("U.S. Government Securities"). Some U.S. Government securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, are supported by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will continue to provide financial support to U.S. Government agencies, authorities or instrumentalities.

--U.S. and Foreign Bank Obligations. The Fund may invest in domestic bank obligations of banks that have total assets in excess of $1 billion and are subject to U.S. Government regulation, and in certificates of deposit issued by Federal Deposit Insurance Corporation (FDIC) members that have total assets less than $1 billion, provided that the principal amounts of such certificates are fully covered by FDIC insurance. The Fund may invest in U.S. dollar-denominated foreign bank obligations of foreign banks that have total assets in excess of $10 billion, are among the 75 largest foreign banks in total assets, have branches or agencies in the U.S. and meet other criteria established by the Fund's Trustees. The Fund may also invest in other bank obligations.

--Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account with the Funds' custodian or subcustodian until the settlement date, cash, U.S. Government securities or other high grade liquid debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased decreases prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if Boatmen's, or Kleinwort Benson, deems it appropriate to do so and such disposition may give rise to a capital gain and loss.

--Common and Preferred Stocks. Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity and are generally preferred over common stocks with respect to dividends and in liquidation.

--Convertible Securities. The Fund may invest in convertible securities, which may offer higher income than the common stocks into which they may be converted. All convertible securities purchased by the Fund will be rated in the top two categories by an NRSRO or, if unrated, determined by Kleinwort Benson to be of comparable quality. Convertible securities (which may be current or zero coupon securities) are bonds, notes, debentures, preferred stocks or other securities which may be converted or exchanged at a stated or determinable exchange ratio into shares of common stock. Prior to their conversion, convertible securities have general characteristics similar to non-convertible securities. While convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality, they may reflect changes in the value of the underlying common stock. Convertible securities generally entail less credit risk than the issuer's common stock because they rank senior to common stock.

--Small Capitalization Companies. The Fund may invest in smaller, lesser-known companies which Kleinwort Benson believes offer greater growth potential than larger, more mature, better-known firms. Investing in the securities of such companies, however, may also involve greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk than that normally associated with larger firms due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

--Foreign Securities. The Fund may invest in foreign securities which are denominated in foreign currencies. Investment in foreign securities may present a greater degree of risk than investment in domestic securities because of less publicly-available financial and other information, less securities regulation, different accounting standards, lower trading volume and market volatility, difficulties in enforcing obligations, potential imposition of foreign withholding and other taxes (including withholding on dividends or interest paid to the Fund), war, expropriation or other adverse governmental or economic actions. Furthermore, the settlement period of securities transactions may be longer in foreign markets than in domestic markets, delivery of securities without payment therefor may be required and transactions may involve non-negotiable brokerage commissions. Purchases of foreign securities by the Fund will usually be made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, the Fund's performance may be favorably or unfavorably affected by changes in exchange rates or exchange rate controls, which may include suspension of the ability to transfer currency from a given country. These risks generally are of greater concern in developing countries.

The Fund may acquire U.S. dollar denominated obligations of the World Bank. Obligations of the World Bank are supported by subscribed but unpaid commitments of its member countries; there is no assurance that these commitments will be fulfilled in the future.

--Investing in Emerging Markets. The Fund may also invest up to 35% of its total assets in one or more countries with emerging economies. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America, Africa and, subject to approval by the Board of Trustees, Russia and the Middle East. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Fund's investment in such countries illiquid and more volatile than investments in most other non-major U.S. markets, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value of prospects of an investment in such issuers.

--American/European Depository Receipts. The Fund may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs and EDRs may not entitle the Fund to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs or EDRs. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs also involve certain risks of other investments in foreign securities.

--Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("forward contracts") for hedging and to seek to increase total return and to purchase or sell currency in connection with purchases and sales of foreign securities. A forward contract is individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency for an agreed price at a future date, which may be any fixed number of days from the date of the contract. A forward contract may be for a single price or for a range of prices. The Fund may be required to segregate assets, consisting of cash, U.S. Government securities or other high grade liquid debt obligations to cover forward contracts that require it to purchase foreign currency.

The purpose of entering into these contracts is to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. At the same time, such contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. When Kleinwort Benson believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one ("cross-hedging"). The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors, including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than that performance it would have had had it not engaged in forward contracts.

--Currency Swaps. The Fund may enter into currency swaps for hedging purposes and to seek to increase total return. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Kleinwort Benson is incorrect in its forecasts of market values and currency exchange rates, the investment performance of the Fund would be less favorable than it would be if this investment technique were not used.

--Repurchase Agreements. The Fund may enter into repurchase agreements with banks and selected broker-dealers. A repurchase agreement is an agreement under which the Fund purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. The repurchase price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased securities. The Fund's custodian or subcustodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement.

--Lending of Portfolio Securities. The Fund may seek to increase its total return by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, U.S. Government securities or other high grade liquid debt obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by Boatmen's or Kleinwort Benson to be of good standing, and when, in the judgment of Boatmen's or Kleinwort Benson, the consideration which may be earned currently from securities loans of this type justifies the attendant risk. If securities loans are made, it is intended that the value of the securities loaned would not exceed 30% of the value of the total assets of the Fund.

--Options Transactions. The Fund may purchase and sell (write) call and put options on securities. Such options are agreements by the Fund in exchange for a premium to sell or purchase securities at a specified price if the option is exercised on or before a set date. Put options on securities will be written only when the underlying securities are ones which the Fund could otherwise purchase. Risks associated with writing covered options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. Call options will be sold (written) only when the underlying securities are ones which the Fund holds.

The Fund may purchase and sell (write) call and put options on securities to hedge against the risk of unfavorable price movements adversely affecting the value of the securities the Fund holds or intends to buy.

The Fund may also purchase and sell (write) call and put options on securities indexes to hedge against the risk of unfavorable price movements in securities. Options on securities indexes are similar to options on securities except that the holder of an option on an index has the right, in return for the premium paid, to buy from (in the case of a call) or sell (in the case of a put) the writer of the option the cash value of the index (rather than the security underlying the option) at a specified exercise price at any time during the term of the option.

The Fund may also purchase and sell options on currencies to seek to increase total return and to protect against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. The Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter.

The Fund is required to segregate assets, consisting of cash, U.S. Government securities or other high grade liquid debt obligations in an amount equal to the value of its obligations unless offsetting positions are maintained.

--Futures Contracts and Options on Futures Contracts. For bona fide hedging or other permissible risk management purposes, such as protecting the price or interest rate of a security it holds or intends to buy the Fund may enter into futures contracts on securities and securities indexes and may purchase and sell (write) call and put options on these futures contracts. The Fund may also enter into futures contracts on currencies and may enter into futures contracts and related options for purposes of seeking to increase total return, consistent with the regulations of the Commodities Futures Trading Commission.

Hedging and other risk-management transactions are undertaken to reduce or eliminate any of several kinds of price fluctuation risk. For example, put options on securities futures might be purchased to protect against declines in the market values of debt securities occasioned by higher interest rates and securities-index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Currency futures might be sold to protect against declines in the value of currencies in which portfolio securities are denominated. If these hedging transactions are successful, the futures or options positions taken by the Fund will rise in value by an amount which approximately offsets the decline in the value of the portion of a portfolio that is being hedged. Such decline in value might be caused by a decline in the market value of portfolio securities.

The Fund may lose the expected benefit of futures transactions if securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance for the Fund than the performance it would have had had it not entered into any futures transactions. In addition, changes in the value of the Fund's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. This could limit the Fund's ability to hedge effectively against interest rate or market risk or both and give rise to additional risks. There is no assurance of market liquidity for purposes of closing out positions in futures contracts and options on futures contracts; if such positions cannot be closed, the Fund may incur losses in excess of its initial margin deposits.

The Fund will incur brokerage costs and will be required to post and maintain "margin" as a good-faith deposit against performance of its obligations under futures contracts and options thereon. In addition, the Fund is required to segregate assets, consisting of cash, U.S. Government securities or other high grade liquid debt obligations in an amount equal to the value of the instruments underlying futures contracts and options thereon.

--Other Information. The Funds have adopted certain procedures under the 1940 Act which enable the Fund to purchase certain instruments during the existence of an underwriting or selling syndicate of which The Boatmen's National Bank of St. Louis or Kleinwort Benson, is a member relating to the instruments. These procedures establish, among other things, certain limitations on the amount of securities which may be purchased in any single offering and on the amount of the Fund's assets which may be invested in any single offering. Accordingly, in view of such entities' active role in the underwriting of securities, the Fund's ability to purchase securities in the primary market may from time to time be limited.

The Fund changes its portfolio securities for investment consideration and not for trading purposes.

INVESTMENT LIMITATIONS

Certain of the investment policies of the Fund may not be changed without a vote of holders of a majority of the Fund's outstanding shares. Policies requiring such a vote to effect a change are known as "fundamental". Some of the fundamental limitations are summarized below, and all of the Fund's fundamental limitations are set out in greater detail in the Statement of Additional Information, which is available upon request.

1. The Fund may not invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry (with certain limited exceptions, including investments in U.S. Government securities or tax-exempt obligations of state and municipal governments and their agencies and authorities). For purposes of this restriction, foreign governments are considered to be separate industries.

2. The Fund may not invest (with certain limited exceptions, including U.S. Government securities) more than 5% of the value of the Fund's total assets in the securities of a single issuer, except that up to 25% of each Fund's total assets can be invested without regard to such 5% limitation (such 5% limitation shall not apply to repurchase agreements collateralized by U.S. Government securities).

3. The Fund may not borrow money except as a temporary measure and then only in amounts not exceeding 5% of the value of the Fund's total assets or from banks or in connection with reverse repurchase agreements provided that immediately after such borrowing, all borrowings of the Fund do not exceed one-third of the Fund's total assets and no purchases of portfolio instruments will be made while such Fund has borrowings outstanding in an amount exceeding 5% of its total assets.

4. The Fund may not make loans, except to the extent that the lending of portfolio securities and purchase of debt obligations in accordance with the Fund's investment objective and policies and the entry into repurchase agreements with banks, brokers, dealers and other financial institutions may be deemed to be loans.

The Fund has no current intention (which may be changed without shareholder approval) of purchasing restricted securities, except those securities which can be offered and sold to "qualified institutional buyers" pursuant to Rule 144A and which the Funds' Trustees determine are traded in a liquid market. The Fund may invest up to 15% of the value of its net assets in illiquid securities, including restricted securities. Risks associated with investing in restricted securities include the risk that the lack of an active secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of a security that the Fund seeks to sell. Issuers whose securities are publicly traded are also not subject to the same disclosure and other legal requirements as are applicable to issuers with publicly traded securities.

INVESTING IN THE PILOT FUNDS

Getting Your Investment Started

Investing in the Pilot Funds is quick and convenient. Fund Shares may be purchased either through the account you maintain with participating banks, trust companies and other institutions (Service Organizations) or through Boatmen's Investment Services, Inc. Fund shares are distributed by Pilot Funds Distributors, Inc. (the "Distributor"). The Distributor is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

You may choose to invest your Boatmen's Investment Services account where an Account Representative can advise you in selecting among the Pilot Funds. Whether you currently have a Boatmen's Investment Services account or wish to open one, your Pilot Funds investment can be executed within a few minutes by telephone or, if you prefer, during a consultation with an Investment Officer of Boatmen's Investment Services. Call Boatmen's Investment Services at 800/469-5999 to speak with an Account Representative, to place a Pilot Funds transaction or to arrange a consultation scheduled at your convenience.

Clients of Boatmen's Investment Services and other Service Organizations may purchase shares through their accounts at their Service Organization and should contact such Service Organization directly for appropriate purchase instructions. Share purchases (and redemptions) made through Boatmen's Investment Services or another Service Organization are effected only on days the particular institution and the Fund involved are open for business. When shares are purchased through Boatmen's Investment Services or another Service Organization, a fee may be charged by those institutions for providing administrative services in connection with your investment.

Payments for Fund shares must normally be in U.S. dollars and in order to avoid fees and delays should be drawn on a U.S. bank. Please remember that The Pilot Funds retains the right to reject any purchase order.


Your Alternative Purchase Options

Your purchases of Fund shares are subject to either a front-end or back-end sales charge. You may elect to have the sales charge deducted at the time of your investment -- on the "front-end" -- or choose to defer the sales charge until your investment is redeemed -- on the "back-end". This back-end sales charge declines over time and is known as a "contingent deferred sales charge." If you decide to pay the sales charge at the time you make your investment, your purchase will be made in Class A Shares, whereas if you prefer to pay the sales charge when you redeem your investment, your purchase will be made in Class B Shares. Once you have held Class B Shares for six years, you do not pay the contingent deferred sales charge when you redeem those shares.

Characteristics of Class A Shares and Class B Shares

Class A Shares and Class B Shares differ primarily in their sales charge structures and distribution arrangements, including ongoing distribution fees. The classes may also have differing transfer agency and other fees, although the Fund currently does not intend to allocate such fees on a class basis. You should understand that the purpose and function of the sales charge structures and distribution arrangements for both Class A Shares and Class B Shares are the same.

Class A Shares: Class A Shares are sold at their net asset value plus a front-end sales charge of up to 4.50%. (See "How to Buy Shares -- Explanation of Sales Price".) This front-end sales charge may be reduced or waived in some cases. (See "Front-End Sales Charge Reductions.") Class A Shares are subject to ongoing distribution fees at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Class A Shares.

Class B Shares: Class B Shares are sold at net asset value without an initial sales charge. Normally, however, a deferred sales charge is paid if the shares are redeemed within six years of investment. (See "How to Buy Shares
-- Explanation of Sales Price".) Class B Shares are subject to ongoing distribution fees at an annual rate of up to 1.00% of a Fund's average daily net assets attributable to its Class B Shares. These ongoing fees, which are higher than those charged on Class A Shares, will cause Class B Shares to have a higher expense ratio and pay lower dividends than Class A Shares.

Eight years after purchase, Class B Shares will convert automatically to Class A Shares. The conversion relieves a shareholder of Class B Shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow the Distributor to recover approximately the amount it would have received if a front-end sales charge had been charged.

The conversion from Class B Shares to Class A Shares takes place at net asset value, so you receive dollar-for-dollar the same value of Class A Shares as you had of Class B Shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. As a result of the conversion, the converted shares are relieved of the distribution fees borne by Class B Shares, although they are subject to the distribution fees borne by Class A Shares.

Class B Shares of a Fund acquired through a reinvestment of dividends or distributions from that Fund (as discussed under "Dividends and Distributions") are also converted at the earlier of two dates -- eight years after the beginning of the calendar month in which the reinvestment occurred or the date of conversion of the most recently purchased Class B Shares that were not acquired through reinvestment of dividends or distributions. For example, if you make a one-time purchase of Class B Shares of a particular Fund, and subsequently acquire additional Class B Shares of that Fund only through reinvestment of dividends and/or distributions from that Fund, all of your Class B Shares in that Fund, including those acquired through reinvestment, will convert to Class A Shares of that Fund on the same date.

Considerations In Choosing Between Class A And Class B Shares

The decision as to which share class may be more beneficial for you depends, in part, on the amount and intended length of your investment. Due to the lower ongoing distribution fees on Class A Shares, the dividends for those shares will be higher than the Class B Shares. However, since a front-end sales charge is deducted from your purchase at the time of your investment, not all of your purchase amount will purchase shares. Thus, the same initial investment will purchase more Class B Shares than Class A Shares of the same Fund. In addition, Class B Shares are subject to a contingent deferred sales charge.

Since large investors may qualify for a reduced front-end sales charge (see "Front-End Sales Charge Reductions"), such investors should consider making their purchase in Class A Shares.

Because of these possible front-end sales charge reductions, purchases in excess of $100,000 may be more advantageous to you if made in Class A Shares rather than Class B Shares. In any event The Pilot Funds will not accept any order of $250,000 or more for Class B Shares. In addition, regardless of whether you qualify for a reduced front-end sales charge, if you expect to hold your investment for an extended period of time, you might still consider purchasing Class A Shares because the accumulated higher ongoing expenses, together with the contingent deferred sales charge, of the Class B Shares will exceed the amount of the front-end sales charge and ongoing distribution fees related to Class A Shares.

On the other hand, you might decide, because you would be subject to higher front-end charges, or for other reasons, that it would be more advantageous for you to have all of your purchase amount invested immediately in Fund shares, even though you would also be subject to higher ongoing distribution fees. These higher ongoing fees might be offset by any return you receive from the additional shares you originally purchased as a result of not having to pay a front-end sales charge. You should note however, that a Fund's future returns cannot be predicted, and that there is no assurance that such returns, if any, would compensate for those higher ongoing expenses. You should also remember that you would be subject to any applicable contingent deferred sales charge during the first six years of your investment in Class B Shares.


If You Have Questions

If you are investing in The Pilot Funds through an account with Boatmen's Investment Services or another Service Organization, you may choose to speak with your assigned Account Representative or contact person at such organization. If you are a direct investor with The Pilot Funds and need assistance with your account, a Pilot Funds service representative is available to answer your questions by calling the appropriate toll-free numbers listed below.
---------------------------------------------------------------

     CALL                   FOR INFORMATION
---------------   -----------------------------------
800/71-PILOT      Regarding the Fund's investment
8:00 am to        objectives and policies or for
7:00 pm           information about opening an
Central time      account (including information
                  regarding the Fund's alternative
                  purchase options). Information on
                  changing your Pilot Fund's
                  services, and Statements of
                  Additional Information, are also
                  available at this number.
-----------------------------------------------------
800/227-3654      To obtain your account balance or
8:00 am to        to request a telephone transaction.
5:00 pm
Central time

---------------------------------------------------------------

You should note that neither The Pilot Funds nor its service contractors will be responsible for any loss or expense for acting upon telephone instructions that are believed to be genuine. In attempting to confirm that telephone instructions are genuine, The Pilot Funds will use procedures considered reasonable.

The Pilot Funds will send you the following statements and reports to provide you with current information on the status of your account:

Confirmation Statements  After every transaction that
                         affects your account balance or
                         your account registration.
Account Statements       Either monthly, quarterly or
                         annually depending on the Fund in
                         which you invest or the type of
                         account you hold.
Financial Reports        Every six months. To reduce The
                         Pilot Funds' expenses, only one
                         copy of most Fund reports will be
                         mailed to your household, even if
                         you have more than one account in
                         a fund.

HOW TO BUY SHARES


This section provides you with pertinent information on how to buy Fund shares. Further information can be found under "Transaction Rules". Before investing you will need to decide whether to purchase Class A Shares (which are sold with a front-end sales charge) or Class B Shares (which are sold without a front-end sales charge but are subject to a contingent deferred sales charge). See "Your Alternative Purchase Options".

                                    MINIMUM INVESTMENT
                                  ----------------------
                                  TO OPEN    ADDITIONAL
                                  ACCOUNT    INVESTMENTS
                                  -------    -----------
Regular Account................... $1,000       $ 100
Automatic Investment Plan......... $  100       $ 100
Employee* -- Regular Accounts..... $  500       $ 100
Employee* -- Automatic Investment
  Plan............................ $  100       $  50
Tax-Sheltered Retirement Plans.... $  500       $  50
Exchange Transactions............. $1,000       $ 500

------------
*Applies to employees of the Adviser and its affiliates.


OPENING AND ADDING TO YOUR PILOT FUNDS ACCOUNT


As described above under "Getting Your Investment Started," you may purchase Fund shares through Boatmen's Investment Services, Inc. or another Service Organization. Direct investments in The Pilot Funds may also be made in a number of different ways, as shown in the following chart. Simply choose the method that is most convenient for you. Any questions you have can be answered by calling the appropriate toll-free number indicated above under "If You Have Questions".

[CAPTION]

------------------------------------------------------------------------------------------------------------
                                                                               TO ADD TO AN ACCOUNT
                                        TO OPEN AN ACCOUNT                    HELD DIRECTLY WITH THE
                                   DIRECTLY WITH THE PILOT FUNDS                    PILOT FUNDS
                               -------------------------------------   -------------------------------------
By Mail to:                    -- Complete an Account Application      -- Make your check payable to the
The Pilot Funds                and mail it, along with a check           particular Fund in which you are
c/o BISYS Fund Services          payable to the Fund in which you        investing and mail it to the
Dept. L-1709                     are investing, to the address on        address on the left.
Columbus, OH 43260-1709          the left.
                                                                       -- Please include your account number
                                                                       on your check.
                                                                       -- Or use the convenient form
                                                                       attached to your regular Fund
                                                                         statement.
------------------------------------------------------------------------------------------------------------
In Person to:                  -- Deliver the Account Application      -- Deliver your check payable to the
BISYS Fund Services            and your check payable to the Fund in     particular Fund in which you are
3435 Stelzer Road                which you are investing to the          investing to the address on the
Columbus, OH 43219-3035          address on the left.                    left.
                                                                       -- Please include your account number
                                                                       on your check.
------------------------------------------------------------------------------------------------------------
By Wire to:                    -- Ask your bank to send immediately    -- Ask your bank to wire immediately
State Street Bank and Trust      available funds by wire.                available funds as described at
Co.                                                                      left, except that the wire should
Boston, MA                     -- The wire should say that you are       note that it is to make a
ABA No. 011000028                opening a new Fund account (if an       subsequent purchase rather than to
Re: Pilot                        Account Application Form is not         open a new account.
International Equity Fund        received for a new account within
DDA No. 9904-885-2               30 days after the wire is received,   -- Please include your Fund account
For further credit to:           dividends and redemption proceeds       number.
Account Name and Number          from the account will be subject to
                                 back-up withholding). The wire
                                 should say that the purchase is to
                                 be in your name.
                               -- Include your name, address and
                                 taxpayer identification number.
                                 Indicate the name of the Fund in
                                 which you are investing. Investors
                                 should also indicate share class
                                 selection.
                               Consult your bank for information on remitting funds by wire and associated bank charges
------------------------------------------------------------------------------------------------------------
Automatic Investment (allows   -- You must first complete an Account   -- Call 800/71-PILOT to find out how
regular investment without       Application and select the            to set up this service.
ongoing paperwork)               Automatic Investment Plan option.
                                                                       -- Additional purchases will then
                               -- Call 800/71-PILOT for more             automatically be made as directed
                                 information.                            by you.

--------------------------------------------------------------------------------

Explanation of Sales Price


The public offering price for each class of shares is based upon net asset value per share plus, in the case of Class A Shares, a front-end sales charge. Net asset value per share for each class of the Fund will be determined by adding the value of the Fund's investments, cash and other assets attributable to the class, subtracting the Fund's liabilities attributable to that class, and then dividing the result by the number of shares in the class that are outstanding. The assets of the Fund are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Trustees. Debt securities held by the Fund that have sixty days or less until they mature are valued at amortized cost, which generally approximates market value.

The per share net asset values of Class A Shares and Class B Shares will diverge due to the different distribution expenses borne by the classes. More information about valuation can be found in the Fund's Statement of Additional Information, which is available upon request.

Net asset value is computed as of 3:00 P.M., Central time, on all days the New York Stock Exchange (the "Exchange") is open for trading, which is Monday through Friday except for holidays (scheduled Exchange holidays for 1996 are New Years Day (observed), President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed)). On those days when the Exchange closes early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

CLASS A SHARES: THE FRONT-END SALES CHARGE OPTION. The front-end sales charge for Class A Shares of the Fund begins at 4.50% and may decrease as the amount you invest in Class A Shares increases, as shown in the following chart:

                                    PER SHARE
                                AS A PERCENTAGE OF          DEALERS
                            --------------------------  REALLOWANCE AS A
                                            NET ASSET    PERCENTAGE OF
   AMOUNT OF TRANSACTION    OFFERING PRICE    VALUE      OFFERING PRICE
--------------------------- --------------  ----------  ----------------
Less than $100,000.........      4.50          4.71           4.00
$100,000 to $249,999.......      3.75          3.90           3.25
$250,000 to $499,999.......      3.00          3.09           2.50
$500,000 to $999,999.......      2.00          2.04           1.75
$1,000,000 to $2,499,999...      1.00          1.01           0.90
$2,500,000 and over........      0.00          0.00           0.00

It is possible that the dealers reallowance shown in the table above may change over time. Further reductions in the sales charges shown above are also possible -- please see "Sales Charge Reductions".

CLASS B SHARES: THE CONTINGENT DEFERRED SALES CHARGE OPTION. Although you pay no front-end sales charge on Class B Shares, if you redeem those shares within six years after the date you purchased them, the shares will be subject to a contingent deferred sales charge at the rates set forth in the chart below. The sales charge is charged on the lesser of the net asset value on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is charged on any increase in the principal value of your shares.

The amount of any contingent deferred sales charge will be different depending on the number of years that elapse between the time you pay for Class B Shares and the time those shares are redeemed. Solely for purposes of determining the number of years from the time of payment for your share purchase, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

                                                 CONTINGENT DEFERRED
                                                    SALES CHARGE
                                                 (AS A PERCENTAGE OF
                NUMBER OF YEARS                 DOLLAR AMOUNT SUBJECT
            ELAPSED SINCE PURCHASE                 TO THE CHARGE)
            -----------------------             ---------------------
One............................................          4.50%
Two............................................          4.00%
Three..........................................          3.50%
Four...........................................          3.00%
Five...........................................          2.50%
Six............................................          1.75%
After Six Years................................          0.00%

When you sell your Class B Shares, your order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Class B Shares are redeemed first from those shares that are not subject to a contingent deferred sales charge (i.e., shares held longer than six years and shares that were acquired through reinvestment of dividends or distributions or that qualify for other deferred sales charge waivers) and after that from the Class B Shares you have held the longest.

For example, assume you purchased 100 Class B Shares at $10 a share (for a total cost of $1,000), three years later the shares have a net asset value of $12 per share and during that time you acquired 10 additional shares through dividend reinvestment. If you then make your first redemption of 50 shares (resulting in proceeds of $600, 50 shares X $12 per share), the first 10 shares redeemed will not be subject to the contingent deferred sales charge because they were acquired through reinvestment of dividends. With respect to the remaining 40 shares redeemed, the contingent deferred sales charge is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $400 of the $600 you received from selling your shares will be subject to the contingent deferred sales charge, at a rate of 3.50%, the applicable rate in the third year after purchase. The proceeds from the contingent deferred sales charge that you may pay upon redemption go to the Distributor, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class B Shares. The contingent deferred sales charge, along with the ongoing distribution fees paid with respect to Class B Shares, enables those shares to be purchased without the imposition of a front-end sales charge.

From time to time, the Fund's distributor will make or allow additional payments or promotional incentives in the form of cash or other compensation such as trips to sales seminars, tickets to sporting and other entertainment events and gifts of merchandise to firms that sell shares of the Fund.


HOW TO SELL SHARES


The Pilot Funds makes it easy to sell, or "redeem" your shares. If you purchased your shares through an account at Boatmen's Investment Services, Inc. or another Service Organization, you may redeem shares in accordance with the instructions pertaining to that account. If you purchased your shares through an account at Boatmen's Investment Services, Inc. or another Service Organization and you appear on The Pilot Funds' books as the shareholder of record, you may redeem shares by mail, phone or hand delivery as described below; however, you must contact Boatmen's Investment Services, Inc. or your other Service Organization if you wish to redeem your shares by another method. If you purchased your shares directly from The Pilot Funds, you have the ability to redeem shares by any of the methods described below. Requests must be signed by you and by each other owner of the account (for joint accounts). Except for a contingent deferred sales charge that may be charged on Class B Shares, The Pilot Funds imposes no charges when you redeem shares.

--------------------------------------------------------------------------------

                                       HOW TO REDEEM SHARES                   ADDITIONAL LIMITATIONS
                               -------------------------------------   -------------------------------------
By Mail to:                    -- Send a signed request (each owner,   -- Requests greater than $50,000 per
The Pilot Funds                  including each joint owner, must      day must be signature guaranteed.
c/o BISYS Fund Services          sign) to the Transfer Agent at the
Dept. L-1709                     address on the left.                  -- You should refer to "Transaction
Columbus, OH 43260-1709                                                  Rules" below for additional
                               -- Be sure to include both the name       limitations.
                               of the particular Fund whose shares
                                 you are selling and your account
                                 number.
------------------------------------------------------------------------------------------------------------
By Wire:                       -- After you have signed up for wire    -- The Transfer Agent may act upon
                                 redemption privileges on the          such a request from any person
                                 Account Application, you may            representing himself or herself to
                                 instruct the Transfer Agent to wire     be you and reasonably believed by
                                 your redemption proceeds to your        the Transfer Agent to be genuine.
                                 bank account by sending a request
                                 in writing or by phone                -- The transaction amount must be a
                                 (800/227-3654).                         $1,000 minimum.
                                                                       -- This privilege may be subject to
                                                                       limits regarding frequency and
                                                                         overall amount.
------------------------------------------------------------------------------------------------------------
In Person to:                  -- Deliver your written request         -- Requests must be signed by each
BISYS Fund Services            directly to the Transfer Agent at the     owner, including each joint owner.
3435 Stelzer Road                address on the left.
Columbus, OH 43219-3035                                                -- Requests greater than $50,000 per
                                                                       day must be signature guaranteed.
------------------------------------------------------------------------------------------------------------
Systematic Withdrawal          -- Withdrawals begin after you have     -- Your account must have a total net
  (permits automatic             signed up for this service (either      asset value of at least $5,000.
withdrawal of pre-arranged       on the account application or in a
amount)                          subsequent letter to the Transfer     -- The transaction amount must be at
                                 Agent).                                 least $50 minimum.
                               -- Call 800/71-PILOT for more
                                 information.
                               Consult your bank for information on remitting funds by wire and associated bank charges

--------------------------------------------------------------------------------


Redemption requests are processed when received in proper form by The Pilot Funds at the net asset value per share next determined after such receipt (subject to the contingent deferred sales charge for Class B Shares).


TRANSACTION RULES

THE PURCHASE PROCEDURES differ depending on whether you place your order directly with The Pilot Funds or use Boatmen's Investment Services or another Service Organization.


Purchases and sales should be made for long-term investment purposes only and not for short-term trading. The Funds and its Service Organizations each reserve the right to restrict purchases of Shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident. Additionally, the Fund reserves the right to reject any purchase order (including exchanges) that is not received in "good order."


IF YOU PLACE AN ORDER FOR FUND SHARES in proper form, it will be processed upon receipt by the Transfer Agent where Boatmen's Investment Services or another Service Organization undertakes to pay for the order in immediately available funds wired to the Transfer Agent by the close of business the next Business Day. If the Transfer Agent receives your order and, where required, payment by 3 p.m., Central time, your shares will be purchased at the public offering price calculated on that day. Otherwise, your shares will be purchased at the public offering price determined as of 3 p.m., Central time, on the next Business Day.

IF YOU PLACE AN ORDER FOR FUND SHARES THROUGH BOATMEN'S INVESTMENT SERVICES OR ANOTHER SERVICE ORGANIZATION, and you place your order in proper form on any Business Day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 3 p.m., Central time on that day, if Boatmen's Investment Services or your other Service Organization then sends your order to the Transfer Agent before the end of its Business Day (which is normally 4 p.m., Central time.) Boatmen's Investment Services or your other Service Organization must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days.


WIRE PURCHASES AND REDEMPTIONS. If you purchase shares by wire, you must file an Account Application before any of those Shares can be redeemed. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information about sending and receiving funds by wire, including any charges by your bank for these services. The Pilot Funds may decide at any time to no longer permit wire redemptions.

MISCELLANEOUS PURCHASE INFORMATION. You must specify at the time of investment whether you are purchasing Class A or Class B Shares. Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Share certificates will not be issued. If your check does not clear, a fee may be imposed by the Transfer Agent. If shares are purchased with a check that does not clear, the purchase will be cancelled and the purchaser will be subject to any losses or fees incurred in the transaction.

MISCELLANEOUS REDEMPTION INFORMATION. The Pilot Funds usually makes payments for the shares that you redeem within three business days after it receives your request in proper form. SHARES PURCHASED BY CHECK FOR WHICH A REDEMPTION REQUEST HAS BEEN RECEIVED WILL NOT BE REDEEMED UNLESS THE CHECK USED FOR INVESTMENT HAS CLEARED, WHICH MAY TAKE UP TO SEVEN BUSINESS DAYS OR MORE. If the purchaser purchases shares by Federal Funds wire the purchaser may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

When redeeming shares in the Fund, you should indicate whether you are redeeming Class A or Class B Shares. If you own Class A and Class B Shares of the Fund, Class A Shares will be redeemed first unless you request otherwise.


Certain types of redemption requests will need to include a signature guarantee for each name in which the account is registered. Signature guarantees must accompany redemption requests for: (i) an amount in excess of $50,000 per day,
(ii) any amount if the redemption proceeds are to be sent elsewhere than the address of record on The Pilot Funds' books, or (iii) an amount of $50,000 or less if the address of record has been on The Pilot Funds' books for less than sixty days, although the Transfer Agent reserves the right to require signature guarantees on all redemptions. Signature guarantees are designed to protect both you and The Pilot Funds from fraud. To obtain a signature guarantee you should visit a bank, trust company, credit union, savings association, broker-dealer or other member of a national securities exchange, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Signature Guarantee".

If you experience difficulty in contacting the Transfer Agent to redeem shares by phone, for example because of unusual market activity, you are urged to consider redeeming your shares by mail or in person.


THE VALUE OF SHARES THAT ARE REDEEMED IN THE FUND may be more or less than their original cost, depending on the Fund's current net asset value. In addition, if you are redeeming Class B Shares you may be subject to a contingent deferred sales charge, which will be deducted from the proceeds of your redemption.



THE FUND MAY SUSPEND THE RIGHT OF A SHAREHOLDER TO REDEEM SHARES and may suspend the date of payments by the Fund (a) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or if trading in the markets the Fund normally utilizes is closed or is restricted as determined by the Securities and Exchange Commission ("SEC"), (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the Shareholders of the Fund.



The Fund reserves the right to adopt by action of the Trustees a policy pursuant to which it may without Shareholder approval redeem upon not less than 60 days' notice (a) Shares in an account which have a value below $500, or such other amount as the Trustees may designate at the time the policy is adopted (provided, however, that the Fund will not redeem Shares when, due to a change in the net asset value of the Shares, the value of a Shareholder's account drops below such designated minimum amount; and provided further that during the notice period Shareholders will have the opportunity to bring the value of their accounts up to the designated amount) or (b) all of the Fund's Shares if such Shares have an aggregate value below a designated amount and if the Trustees determine that it is not practical, efficient or advisable to continue the operation of the Fund and that any applicable requirements of the 1940 Act have been complied with. As of the date of this Prospectus, no such policy has been adopted. While, as indicated above, the Trustees have the authority to adopt, and thereafter to change from time to time, such a policy, they will not do so without providing at least 60 days' notice to the Shareholders.

In unusual circumstances The Pilot Funds may make payment in readily marketable portfolio securities at their market value equal to the redemption price.


In order to maximize earnings on the Fund, the Fund tries to be invested as completely as is practicable. Accordingly, orders for Class A and Class B Shares received by a Service Organization by 3:00 p.m., Central time, on Business Days are executed at the net asset value next calculated after receipt of the order, plus a sales load, if any. Different Service Organizations may establish different times by which purchase orders must be received by them in order to ensure timely transmittal of purchase orders to the Transfer Agent and payments to the Custodian or the Funds.


The purchase price must be paid by a Service Organization by wiring Federal Funds to the Custodian or by forwarding a check to Pilot International Equity Fund, c/o BISYS Fund Services, Dept. L-1709, Columbus, OH 43260-1709. Payment must be received within three business days of receipt of the purchase order. Boatmen's Investment Services and other participating Service Organizations have undertaken to arrange for the timely transmittal of purchase orders to the Transfer Agent and of payments to the Custodian or the Funds. Purchases may be made through a customer's account at Boatmen's, its affiliates or other Service Organizations.


Additional purchases may be made at any time through Service Organizations or directly with the Fund's Transfer Agent, c/o The Pilot Funds, Pilot International Equity Fund, Dept. L-1709, Columbus, OH 43260-1709.


In certain situations or for certain individuals or entities, the front-end sales charge for Class A Shares of the Fund may be waived either because of the nature of the investor or the reduced sales efforts required to attract such investments. No sales charge is charged on reinvested dividends or distributions. Likewise, there is no front-end sales charge on (1) any purchase by Boatmen's, Concord, any of their affiliates or their respective officers, partners, directors or employees (including retired employees), any Trustee or officer of The Pilot Funds and designated family members of any of the above individuals, (2) any purchase by any registered representative or full-time employee of broker-dealers or Service Organizations having agreements with the Distributor pertaining to the sale and/or servicing of Fund shares (and their spouses and minor children) to the extent permitted by such organizations, (3) any purchase by any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission, (4) any purchase by a registered investment adviser who is purchasing shares for its own account or for accounts for which it is authorized to make investment decisions (i.e., a discretionary account), (5) any shares issued in connection with reorganizations with or acquisitions of the assets of other organizations, (6) under certain circumstances, any purchase of shares pursuant to the Reinstatement Privilege described below under "Shareholder Services", (7) under certain circumstances, any purchase of shares as a result of the Cross-Reinvestment Privilege described below under "Shareholder Services", (8) any purchase of Fund shares with the proceeds from a recent redemption of shares of any other non-money market investment portfolio of another investment company, provided that any purchase must be made within 60 days of such redemption and that a copy of the account statement showing such redemption must accompany the purchase request, (9) any purchase of shares offered through a registered broker-dealer as part of a wrap product, and (10) exchanges where the shares being exchanged are non-money market fund shares that came from the distribution of assets held in a qualified trust agency or custodian account maintained with the trust department of Boatmen's or its affiliates.


In order to receive the sales charge waiver, a purchaser must certify its eligibility for a waiver to their Service Organization on its application form and must certify on such form that it will notify the Service Organization if, at the time of additional purchases, it is no longer eligible for a waiver. The Transfer Agent and Service Organizations reserve the right to request additional certification or information from a purchaser in order to verify that such purchaser is eligible for a waiver. From time to time, the Fund's distributor or a Service Organization may make expense reimbursements for special training of registered representatives in group meetings or to help pay the expenses of sales contests. In some instances, promotional incentives to dealers may be offered only to certain dealers who have sold or may sell significant amounts of Fund shares.



CERTAIN TYPES OF REDEMPTIONS MAY ALSO QUALIFY FOR AN EXEMPTION FROM THE CONTINGENT DEFERRED SALES CHARE. To receive one of the first three exemptions listed below, you must explain the status of your redemption at the time you redeem your shares. The contingent deferred sales charge with respect to Class B Shares is not charged on (1) exchanges described under "Exchange Privileges"; (2) redemptions in connection with minimum required distributions from IRA, 403(b)(7) and Qualified Plan accounts due to the shareholder reaching age 70 1/2; (3) redemptions in connection with a shareholder's death or disability (as defined in the Internal Revenue Code); and
(4) involuntary redemptions as a result of an account's net asset value remaining below $1,000 after thirty days' written notice. In addition, no contingent deferred sales charge is charged on shares acquired through the reinvestment of dividends or distributions.


SHAREHOLDER SERVICES

The Pilot Funds provides a variety of ways to make managing your investments more convenient. Some of these methods require you to request them on your Account Application or you may request them after opening an account by sending a signature guaranteed letter of instruction to the Transfer Agent.

Tax Sheltered Retirement Plans


The Fund will offer Class A and Class B Shares for purchase by retirement plans, including Individual Retirement Account Plans for individuals and their non-employed spouses.

Detailed information concerning these plans and copies of the plans will be available from Service Organizations. This information should be read carefully, and consultation with an attorney or tax adviser is advisable. The information will set forth the service fee charged for retirement plans and describe the federal income tax consequences of establishing a plan. Under all plans, dividends and distributions will be automatically reinvested in additional shares of the same fund or, if so directed by the shareholder, in cash, in shares of another fund or in Administration or Investor Shares of a Money Market Fund for the Class A and Class B Shares, respectively. An initial investment minimum of $500 applies to purchases in connection with tax-sheltered retirement plans.



EXCHANGE PRIVILEGES AMONG THE PILOT FUNDS



You may sell your Fund shares and buy other shares of The Pilot Funds by calling the Transfer Agent at 800/227-3654 or sending a written exchange request to the Transfer Agent at The Pilot Funds, Pilot International Equity Fund, c/o BISYS Fund Services, Dept. L-1709, Columbus, OH 43260-1709. Specifically, Class A Shares of the Fund may be exchanged for Class A Shares of any other fund of the Pilot Family of Funds. Class A Shares purchased with a front-end sales charge may be exchanged without the need to pay any additional front-end charge on the shares acquired through the exchange. Class B Shares may be exchanged without the payment of any contingent deferred sales charge at the time the exchange is made. In determining the holding period for calculating the contingent deferred sales charge payable on redemption of Class B Shares, the holding period of the shares originally held will be added to the holding period of the shares acquired through exchange.


If you have a qualified trust, agency or custodian account with the trust department of Boatmen's or its affiliates, and your shares are to be held in that account, you may also exchange your current Class A Shares in the Fund for Pilot Shares in the same Fund. Conversely, Pilot Shares may be exchanged for Class A Shares of the Fund in connection with the distribution of assets held in such a qualified trust, agency or custodian account. These exchanges are made without a sales charge at the net asset value of the respective share classes.

Exchanges may have tax consequences for you. Consult your tax adviser for further information.

If you are opening a new account in a different Fund by exchange, the shares being exchanged must be at least equal in value to the minimum investment for the Fund in which the account is being opened. The particular class of shares you are exchanging into must be registered for sale in your state.

Additional information regarding exchanges can be obtained by reading the Statement of Additional Information. The Exchange Privilege may be modified or terminated at any time. At least 60 days' notice will be given to shareholders of any material modification or termination of the Exchange Privilege except where notice is not required by the SEC.


AUTOMATIC INVESTMENT PLAN
(requires your request)


One easy way to pursue your financial goals is to invest money regularly. The Pilot Funds offers the Automatic Investment Plan--a convenient service that lets you transfer money from your bank account into your Fund account automatically, on a schedule of your choice.

At your option, your bank account will be debited in a particular amount that you have specified, and Fund shares will be automatically purchased at regular intervals. Your bank account must be a checking, NOW or bank money market account maintained at a domestic financial institution which is an Automatic Clearing House member. Your institution must also permit automated withdrawals (which may be subject to a fee by that institution). A minimum initial investment of $100 is required for

Automatic Investment Plans and the minimum amount required for subsequent investments is $100. The minimum amount required for initial and subsequent investments as part of the Plan for employees of Boatmen's or its affiliates is $50.


The Automatic Investment Plan is one means by which you may use "DOLLAR COST AVERAGING" in making investments. Dollar Cost Averaging can be useful in investing in portfolios such as the Fund whose price per share fluctuates. Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals. This may help you to reduce your average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, constant basis. You should be aware, however, that shares bought using Dollar Cost Averaging are made without regard to their price on the day of investment or to market trends. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be a good way to invest for retirement, a home, educational expenses and other long-term financial goals.


You may cancel your Automatic investments or change the amount of purchase at any time by mailing written notification to the Transfer Agent at Department L-1709 Columbus, OH 43260-1709. You may also implement the Dollar Cost Averaging method on your own initiative. The Pilot Funds may modify or terminate the Automatic Investment Plan at any time or charge a service fee, although no such fee currently is contemplated.

AUTOMATIC WITHDRAWAL PLAN
(requires your request)


The Pilot Funds offers a convenient way of withdrawing funds from your investment portfolio. You may request regular monthly, quarterly, semi-annual or annual withdrawals in any amount above $50 provided the Fund account you are withdrawing from has a minimum current balance of at least $5,000. There is no minimum withdrawal amount required for automatic withdrawals by employees of Boatmen's or its affiliates. The automatic withdrawal will be made on the first or fifteenth day of the month. Purchases of additional shares concurrently with withdrawals are ordinarily not advantageous for share classes that charge a sales charge. Use of the Plan may also be disadvantageous for Class B Shares during the first six years a share is held, due to the potential need to pay a contingent deferred sales charge.


FRONT-END SALES CHARGE REDUCTIONS

YOU MAY BE ENTITLED TO LOWER SALES LOAD CHARGES ON CLASS A SHARES OF THE FUND THROUGH RIGHT OF ACCUMULATION, STATEMENT OF INTENTION AND QUANTITY DISCOUNTS.

Right of Accumulation. When buying Class A Shares, your current aggregate investment determines the amount of any sales load that you pay. If your current aggregate investment plus the purchase price of the new investment in Class A Shares accumulates to the requisite amount or beyond, the sales percentage charged to you on subsequent investments is decreased. Your current aggregate investment is the accumulated combination of your immediate investment along with the Class A Shares that you beneficially own in the Fund alone or in combination with Class A Shares of other funds of the Pilot Family of Funds (excluding Administration Shares of the Money Market Funds not acquired by exchange from other funds.) Class A Shares purchased without the imposition of a sales charge may not be aggregated with Class A Shares purchased subject to a sales charge. Class A Shares of the Fund and Class A shares of other funds of the Pilot Family of Funds purchased (i) by an individual, his spouse and his children, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for such right of accumulation and, if qualifying, the applicable sales level.

EXAMPLE

If a Class A Shareholder owns Class A Shares with a current market value of $75,000 and purchases additional Class A Shares with a purchase price of $25,000, the sales load for the $25,000 purchase would be the rate applicable to a single purchase of $100,000.

To qualify for a reduced sales load charge, you or your Service Organization must notify the Transfer Agent at the time of investment. The reduced sales charge is subject to confirmation of your holdings through a check of appropriate records.

Statement of Intention. This Statement provides the means for you to receive a reduced sales load on all of your investments in Class A Shares, whether they are of the Fund alone or in combination with Class A Shares of the Funds (excluding the Money Market Funds). The Statement of Intention is your commitment to acquire an aggregate investment for $100,000 or more within a 13-month period. You should read the Statement of Intention, which you can obtain by calling 800/71-PILOT, as you will be bound by its terms.

While signing a Statement of Intention does not bind you to purchase, or The Pilot Funds to sell, the full amount indicated at the sales load in effect at the time of signing, you must complete the intended purchase to obtain the reduced sales load.

When you sign a Statement of Intention, the Transfer Agent is authorized to hold in escrow a sufficient number of shares which can be redeemed to make up any difference in the sales load on the amount actually invested. After the terms of the Statement of Intention are fulfilled, the escrow will be released.

Within a 13-month period beginning up to 90 days prior to the date of its execution, the Class A Shares you purchase may be used as a credit toward the completion of the Statement of Intention. The investments you make during the period receive the discounted sales charge based on the full amount of your investment commitment. A shareholder may include the value of all Pilot Fund Class A Shares on which a sales load has previously been paid as an "accumulation credit" toward the completion of the Statement, but a price readjustment will be made to reflect any reduced sales load applicable to shares purchased only during the 90-day period prior to the submission of your Statement of Intention.

If your aggregate investment exceeds the amount indicated in your Statement, an adjustment will be made to reflect any further reduced sales load applicable to your excess investment. The adjustment will be in the form of additional Class A Shares credited to your account at the then current offering price applicable to a single purchase of the total amount of the total purchase.


Quantity Discounts. As you can see by looking at the table in the section entitled "Class A Shares: The Front-End Sales Charge Option", larger purchases in Class A Shares may result in lower front-end sales charges to you. If requested, purchases by you, your spouse and your minor children will be combined when computing the applicable front-end sales charge.


CROSS-REINVESTMENT PRIVILEGE


You may want to have your dividends, capital gains distributions, or both, received from a Fund automatically invested in shares of any other Fund or any of The Pilot Funds' other investment portfolios. Investments will be made at a price equal to the net asset value of the acquired shares determined after receipt of the distribution proceeds by the Transfer Agent. No sales load will be charged on such investments. In order to qualify for the Cross-Reinvestment Privilege, the value of your account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement. There are no subsequent investment requirements for amounts to which dividends and capital gains distributions are directed nor are service fees currently charged for effecting these transactions. The election to cross-reinvest dividends or distributions will not affect the tax treatment of such dividends and capital gains distributions, which will be treated as received by you and then used to purchase shares of the acquired fund.


REINSTATEMENT PRIVILEGE

If you are a Class A shareholder in the Fund, you may reinvest all or any portion of your redemption proceeds (plus that amount necessary to acquire a fractional share to round off your purchase to the nearest full share) in Class A Shares of any other Fund without paying a sales load. Shares so acquired will be purchased at a price equal to the net asset value next determined after the Transfer Agent receives a written purchase order indicating that the Shares are eligible for reinstatement at net asset value by a Shareholder's Service Organization and payment. If you wish to use this privilege, you must submit a written reinstatement request to the Transfer Agent stating that you are eligible to use the privilege. The reinstatement request and payment must be received within 90 days of the trade date of the redemption and the shares must have been held for at least 30 days before the redemption. The reinstatement privilege may be exercised once annually by a Class A Shareholder, except that there is no such limit as to the availability of this privilege in connection with transactions the sole purpose of which is to reinvest the proceeds at net asset value in a tax-sheltered retirement plan.

A reinstating Shareholder may realize a gain or loss for federal tax purposes as a result of such redemption. If the redemption occurs within ninety (90) days after the original purchase of Class A Shares, any sales load paid on the original purchase cannot be taken into account by a Class A Shareholder reinstating at net asset value for purposes of determining gain or loss realized on the redemption, but instead will be added to the tax basis of the Class A Shares received in the reinstatement, provided that Shares of the Fund into which the reinstatement is made are subject to a sales load on initial purchases. To the extent that any loss is realized and the Class A Shares of the Funds are purchased within thirty (30) days before or after the redemption, some or all of the loss will not be allowed as a deduction depending upon the number of Class A Shares purchased. Shareholders should consult their own tax advisers concerning the tax consequences of reinstatement.

DIVIDENDS AND DISTRIBUTIONS

Where do your dividends and distributions come from?


The Fund's net investment income consists of the excess of (i) certain accrued interest, (ii) accretion of discount (including both original issue and market discount, if any, on certain portfolio securities) and (iii) any income of the Fund from sources other than capital gains, over (iv) the amortization of market premium on certain portfolio securities and (v) the estimated expenses of the Fund, including a proportionate share of the general expenses of the Fund.


What are your dividend and distribution options?


A shareholder may elect on his or her application form to have dividends, capital gains distributions or both either paid in cash or reinvested in shares of the same fund or one of the other funds, as described under "Shareholder Services--Cross-Reinvestment Privilege." Such reinvestments will be made at the net asset value per share. This election may be changed upon written notice to the Service Organization at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends and capital gain distributions will be reinvested in the same Fund. The election to reinvest dividends and distributions paid by the Fund in additional Shares of the Fund or any other fund of the Pilot Family of Funds will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares of the Fund or another fund of the Funds. Any election to reinvest in additional Shares or to receive cash will be administered by the Shareholder's Service Organization in a manner arranged for the Fund.


When are dividends and distributions declared and paid?

The Fund intends to declare and pay dividends from net investment income at least annually.

DISTRIBUTION ARRANGEMENTS


The Pilot Funds has adopted Distribution Plans for its Class A and Class B
Shares.



UNDER THESE PLANS THE DISTRIBUTOR RECEIVES PAYMENTS FOR DISTRIBUTION AND SUPPORT SERVICES. The Distribution Plan for Class A Shares authorizes payments to the Distributor and Service Organizations for personal services provided to Class A shareholders and/or the maintenance of shareholder accounts. Payments under the Distribution Plan for Class B Shares will also be used to pay for sales commissions and other fees payable to the Distributor and to Service Organizations and other broker-dealers who sell Class B Shares, and may include interest on such amounts that are not initially repaid by The Pilot Funds.



PAYMENTS UNDER THE DISTRIBUTION PLAN FOR CLASS A SHARES MAY NOT EXCEED 0.25% (on an annual basis) of the average daily net asset value of the shares to which such Plan relates. If more money is due the Distributor than it can collect in any month because of this limitation, the unpaid amount may be carried forward until it can be paid. Similarly, if in any month the Distributor does not expend the entire amount to which it would otherwise be entitled, this amount may be used as a credit and drawn upon to permit the payment of expenses in the future. Neither of these amounts, however, is payable beyond the fiscal year in which they accrue.



DISTRIBUTION PAYMENTS UNDER THE DISTRIBUTION PLAN FOR CLASS B SHARES MAY NOT EXCEED 1.00% (on an annual basis) of the average daily net asset value of the Class B Shares. Not more than 0.25% of such value will be used to compensate Service Organizations for personal services provided to Class B shareholders and/or the maintenance of shareholder accounts. Not more than 0.75% of such value will be paid to the Distributor as reimbursement for commissions and transaction fees of up to 4.00% (which amount may change over time) of the net asset value per share of the Class B Shares purchased by clients of the Distributor, Service Organizations and other broker-dealers who sell such Shares as well as expenses related to other promotional and distribution activities. The distribution payments under this Plan have been structured to provide you the option of purchasing Fund shares without the need to pay a front-end sales charge. The purpose and function of the contingent deferred sales charge and distribution fee for Class B Shares is the same as the front-end sales charge and distribution fee for Class A Shares. In both cases the sales charge and distribution fee are used to pay and provide compensation for the distribution of Fund shares.



Actual distribution expenses paid by the Distributor with respect to Class B Shares for any given year may exceed the distribution fees and contingent deferred sales charges received with respect to those Shares. These excess expenses may be reimbursed by a Fund or its Class B shareholders out of contingent deferred sales charges and distribution payments in future years as long as the Distribution Plan for Class B Shares is in effect.



Distribution payments under the Plans are subject to the requirements of a rule under the Investment Company Act of 1940 known as Rule 12b-1. The distribution fee and any sales charge applicable to a particular class will not be used to assist the distribution of any other class.

The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of Shares of any of the Funds and other Funds of the Group. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Group, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to exotic locations within or outside of the United States for meetings or seminars of a business nature. The Distributor, at its expense, currently conducts an annual sales contest for dealers in connection with their sales of Shares of the Funds. Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.



IF YOU ARE A CLIENT OF BOATMEN'S INVESTMENT SERVICES, INC. OR ANOTHER SERVICE ORGANIZATION, YOU SHOULD NOTE that they may charge you a separate fee for administrative services in connection with investments in Fund shares and may impose minimum customer account and other requirements. These fees and requirements would be in addition to those imposed by the Funds under the Plans or otherwise. if you are investing through Boatmen's Investment Services, Inc. or another Service Organization, please refer to their program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Boatmen's Investment Services, Inc. and the other Service Organizations have the responsibility of transmitting purchase orders and required funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.



Investors may note that federal banking laws currently limit the securities activities of banks. It is possible that a bank might be prohibited from acting as a Service Organization in the future. If this were to happen, the bank's shareholder clients would be permitted by the Fund to remain shareholders. The Fund's method of operations might, however, change and such shareholders might not be able to avail themselves of the services provided by their banks. No adverse financial consequences are expected to occur to these shareholders from any such event.


THE PILOT FAMILY OF FUNDS

The Pilot Funds was organized on July 15, 1992 as a Massachusetts business trust under the name Centerland Fund. On June 1, 1994, its name was changed to The Pilot Funds. The Pilot Funds is a mutual fund of the type known as an "open-end management investment company." A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors. The Trustees of the Funds are responsible for the overall management and supervision of its affairs. The Agreement and Declaration of Trust permits the Board of Trustees of The Pilot Funds to create separate series or portfolios of shares. To date, twelve portfolios have been established. The Agreement and Declaration of Trust also permits the Board of Trustees to classify or reclassify any series or portfolio of shares into one or more classes and to establish additional portfolios in the future. The Trustees have authorized the issuance of an unlimited number of shares available to selected investors, in each of three share classes (Class A Shares, which are referred to as the Administration Shares in the Money Market portfolios, Class B Shares, which are referred to as Investor Shares in the Money Market portfolios, and Pilot Shares) in the Funds. Information regarding The Pilot Funds' other portfolios may be obtained by contacting The Pilot Funds or the Distributor.


Class A and Class B Shares of the Fund are described in this prospectus. Each Class A Share, Class B Share and Pilot Share of the Fund represents an equal proportionate interest in the assets belonging to the Fund. It is contemplated that most Shares will be held in accounts of which the record owner is a bank or other institution acting as nominee for its customers who are beneficial owners of the Shares. Pilot Shares may be purchased for accounts held in the name of an institution that is not compensated by the Funds for services provided to the institution's customers. Class A and Class B Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Class A and Class B Shares. Please refer to the Statement of Additional Information for the Class A and Class B Shares for a more complete description of such services. Shares of each class may be exchanged only for Shares of the same class in another fund. Except as described herein, the three classes of Shares are identical. Certain aspects of the Shares may be altered, after advance notice to Shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

When issued, Shares will be fully paid and nonassessable. In the event of liquidation, Shareholders are entitled to share pro rata in the net assets of the applicable fund available for distribution to Shareholders. Shares entitle their holders to one vote per Share, are freely transferable and have no preemptive, subscription or conversion rights.


SHAREHOLDERS ARE ENTITLED TO ONE VOTE FOR EACH FULL SHARE HELD AND PROPORTIONATE FRACTIONAL VOTES FOR FRACTIONAL SHARES HELD. Shares of all the Pilot Funds portfolios vote together and not by class, unless otherwise required by law or permitted by the Board of Trustees. All shareholders of a particular fund will vote together as a single class on matters relating to the fund's investment advisory agreement and fundamental investment policies. Only Class A shareholders, however, will vote relating to the Distribution Plan for Class A Shares and only Class B Shareholders will vote on matters relating to the Distribution Plan for Class B Shares.


THE PILOT FUNDS IS NOT REQUIRED TO AND DOES NOT CURRENTLY EXPECT TO HOLD ANNUAL MEETINGS OF SHAREHOLDERS, ALTHOUGH SPECIAL MEETINGS MAY BE CALLED FOR PURPOSES SUCH AS ELECTING OR REMOVING TRUSTEES OR OTHER PURPOSES.

THE BUSINESS OF THE FUND

FUND MANAGEMENT

THE BUSINESS AFFAIRS OF THE PILOT FUNDS ARE MANAGED UNDER THE GENERAL SUPERVISION OF THE BOARD OF TRUSTEES.

SERVICE PROVIDERS

Adviser: BOATMEN'S TRUST COMPANY (referred to as "Boatmen's" or the "Adviser") manages the investment portfolio of the Fund, selecting the investments and making purchase and sale orders. Its principal offices are located at 100 North Broadway, St. Louis, Missouri 63178-4737. The mailing address is P.O. Box 14737 at that address.

Investment Manager: KLEINWORT BENSON INVESTMENT MANAGEMENT AMERICAS INC. (referred to as "Kleinwort Benson"), formerly Kleinwort Benson International Investment Limited, serves as investment manager to the Fund. It is located at 200 Park Avenue, New York, New York 10166.


Administrator: CONCORD HOLDING CORPORATION (referred to as "Concord"), is responsible for coordinating the Fund's efforts and generally overseeing the operation of the Fund's business. Concord's principal offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035. Concord is a wholly-owned subsidiary of The BISYS Group, Inc.

Distributor: Each Fund's shares are sold on a continuous basis by the Distributor, PILOT FUNDS DISTRIBUTORS, INC. (referred to as the "Distributor"), a registered broker-dealer and a wholly-owned subsidiary of Concord that is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.


Custodian: STATE STREET BANK AND TRUST COMPANY (referred to as "State Street") is responsible for holding the investments purchased by each Fund. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110.

Transfer Agent: BISYS FUND SERVICES, INC. (referred to as the "Transfer Agent") is the transfer and dividend disbursing agent of the Fund. It maintains the account records of all shareholders and administers the distribution of all income earned as a result of investing in the Fund. The Transfer Agent is located at 3435 Stelzer Road, Columbus, OH 43219-3035.

MORE ABOUT BOATMEN'S. Founded in 1889, Boatmen's a trust company, organized under the laws of Missouri, provides a broad range of trust and investment services for individuals, privately and publicly held business, governmental units, pension and profit sharing plans and other institutions and organizations. As of June 30, 1995, Boatmen's and its affiliates managed nearly $83 billion in assets ($45 billion over which they had investment discretion and $38 billion over which they did not have investment discretion).


Boatmen's Bancshares, Inc., Boatmen's parent, is a registered bank holding company which owns substantially all of the outstanding capital stock of numerous commercial banks located in Arkansas, Illinois, Iowa, Kansas, Missouri, New Mexico, Oklahoma, Tennessee and Texas, a mortgage banking company, a credit life insurance company, a federal savings bank in Arkansas and a limited service bank in Delaware.


Under its Advisory Agreement with the Funds on behalf of each of the Funds, Boatmen's supervises the activities of Kleinwort Benson, the investment manager. Boatmen's pays all costs incurred by it in connection with the performance of its duties under the Advisory Agreement other than the cost (including taxes and brokerage commissions, if any) of securities purchased for the Fund.

Boatmen's has designated the following portfolio manager as being primarily responsible for the management of the Fund. Michael E. Kenneally, CFA is a Senior Vice President and Director of Research. In addition to his responsibilities in connection with the management of the international portfolios, including the Fund, Mr. Kenneally is responsible for all fundamental and quantitative research as well as the management of all small capitalization and growth-style portfolios.

MORE ABOUT KLEINWORT BENSON. Kleinwort Benson is the SEC registered investment management subsidiary of the London-based Kleinwort Benson Group plc, a holding company for a merchant banking group whose origins date back to 1792. Kleinwort Benson has offices in London, Hong Kong and Tokyo and may utilize the general expertise of Kleinwort Benson Group plc and its affiliates in respect of, for example, economic analyses and predictions and market developments and trends.

Since it commenced operations in 1980, Kleinwort Benson has managed investment accounts, primarily for institutions in North America, comprised of equity, fixed income and balanced portfolios. These portfolios as a general rule consist principally of foreign securities. As of September 30, 1994, Kleinwort Benson had approximately $3.6 billion of assets under management.

MORE ABOUT CONCORD. Concord is a Delaware corporation that was organized in 1987 to provide administrative services to mutual funds. Concord currently functions as administrator for over $30 billion in mutual fund assets. Under its Administration Agreement with the Fund, Concord provides a wide range of such services to the Funds, including maintaining the Funds' offices, providing statistical and research data, coordinating the preparation of reports to shareholders, calculating or providing for the calculation of the net asset values of Fund shares and dividends and capital gain distributions to shareholders, and performing other administrative functions necessary for the smooth operation of the Funds. The Funds bear all fees and expenses charged by State Street for these services. Certain officers of The Pilot Funds, namely Messrs. Martin Dean, Lester J. Lay, George O. Martinez and William J. Tomko and Ms. Susan L. West, officers of The Pilot Funds, are also employees and/or officers of Concord, the Distributor or an affiliate.


EXPENSES. In order to support the services described above, as well as other matters essential to the operation of the Fund, the Fund incurs certain expenses. Expenses are paid out of a Fund's assets, and thus are reflected in the Fund's dividends and net asset value, but they are not billed directly to you or deducted from your account.


As compensation for the services rendered to the Fund by Boatmen's as investment adviser, and the assumption by Boatmen's of the expenses related thereto, Boatmen's is entitled to a fee computed daily and payable monthly at an annual rate equal to .80 of 1% of the average daily net assets of the Fund. For the period from September 1, 1994 through August 31, 1995, Boatmen's was paid at the above rate. For the fiscal years ended August 31, 1994 and 1995, Boatmen's received $2,422,559 and $2,828,628 in advisory fees, respectively.

Effective June 1, 1995, pursuant to approval from shareholders received at a Special Meeting held on May 24, 1995, as compensation for the services rendered by Kleinwort Benson as investment manager to the Fund, Kleinwort Benson is entitled to a fee, paid by Boatmen's directly out of Boatmen's advisory fee, computed daily and payable monthly at an annual rate equal to .40 of 1% up to $325,000,000 and .25 of 1% of such assets in excess of $325,000,000, on an annualized basis. Prior to June 1, 1995, Kleinwort Benson was entitled to a fee, computed daily and payable monthly at an annual rate equal to .80 of 1% of such assets up to $65,000,000, .40 of 1% of such assets in excess of $65,000,000 and less than $325,000,000, and .25 of 1% of such assets in excess of $325,000,000. For the period from August 31, 1993 through August 31, 1994, the compensation received by Kleinwort Benson constituted .48 of 1% of the Fund's average daily net assets. For the fiscal year ended August 31, 1995, the fee paid by Boatmen's to Kleinwort Benson America was $1,535,377, which equaled .43 of 1% of the Fund's average daily net assets. Under the terms of the Investment Management Agreement among the Funds, Kleinwort Benson and Boatmen's, Kleinwort Benson, subject to the general supervision of the Funds' Board of Trustees and Boatmen's, manages the investment operations of the Fund and the composition of the Fund's assets, including the purchase, retention and disposition thereof. With respect to the Fund, all investment decisions are made by a committee consisting of personnel of Kleinwort Benson. No one person is responsible for recommendations to that committee.

For its services as administrator, Concord is entitled to an administration fee from The Pilot Funds which is calculated based on the net assets of all of the investment portfolios of The Pilot Funds combined. Under the Administration Agreement, each Fund pays its pro-rata share of an annual fee to Concord, computed daily and payable monthly, of .115 of 1% of The Pilot Funds' average net assets up to $1.5 billion, .110 of 1% of The Pilot Funds' average net assets on the next $1.5 billion and .1075 of 1% of The Pilot Funds' average net assets in excess of $3 billion. These amounts may be reduced pursuant to fee waivers by Concord. Any such fee waivers may be terminated by Concord at any time. For the fiscal year ended August 31, 1994 and 1995, the Fund paid administration fees to Concord in the amount of $295,477 and $386,949, respectively.

The Funds are responsible for all expenses incurred by the Fund, other than those expressly borne by Boatmen's, Kleinwort Benson, Concord or the Transfer Agent under the Advisory, Investment Management, Administration or Transfer Agency Agreements. Such expenses include, the fees payable to Boatmen's, Concord and the Transfer Agent, the fees and expenses of the Fund's custodian, brokerage fees and commissions, any portfolio losses, state and federal registration fees for qualifying Fund Shares under federal or state securities laws, organization expenses, membership fees in investment-company organizations, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Funds for violation of any law, legal and auditing and tax fees and expenses, expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to the Fund's Shareholders and regulatory authorities, compensation and expenses of its Trustees and extraordinary expenses incurred by the Funds. The fees payable to Kleinwort Benson are paid by Boatmen's directly out of Boatmen's advisory fee.

FEE WAIVERS. Expenses can be reduced by voluntary fee waivers and expense reimbursements by Boatmen's and the Fund's other service providers, as well as by certain mandatory expense limits imposed by some state securities regulators. However, as to any amounts voluntarily waived or reimbursed, the service providers retain the ability to be reimbursed by the Fund for such amounts prior to fiscal year end. These waivers and reimbursements would increase the yield to investors when made but would decrease yields if the Fund were required to reimburse a service provider.


TAX IMPLICATIONS

As with any investment, you should consider the tax implications of an investment in the Funds. The following is only a short summary of the important tax considerations generally affecting the Funds and their shareholders. You should consult your tax adviser with specific reference to your own tax situation.

YOU WILL BE ADVISED AT LEAST ANNUALLY REGARDING THE FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS MADE TO YOU.

The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, (the "Code"). As a regulated investment company, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. In addition, as a regulated investment company, the Fund generally will not incur a federal income or excise tax on any investment company taxableincome and net capital gains that are distributed to its Shareholders in accordance with certain timing requirements of the Code.

Dividends of investment company taxable income, which generally includes the excess of net short-term capital gains over net long-term capital losses, dividends and interest (including original issue discount and market discount), less expenses, will be taxable to Shareholders as ordinary income. If a portion of the income of the Fund consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of the excess of net long-term capital gains over net short-term capital losses, if any, which are designated as "capital gains dividends" by the Fund will be taxable as long-term capital gains regardless of how long the Shareholders have held their Shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in Shares. Distributions declared in October, November or December with a record date in such month and paid in January of the following year are taxable to Shareholders as if received on December 31 of the year declared. Shareholders will be informed about the amount and character of distributions received from the Fund for federal income tax purposes, including any distributions that may constitute a return of capital.

Investments in zero coupon securities and other original issue discount obligations will result in income to the Fund each year equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

Any gain or loss realized by a Shareholder upon the sale or other disposition of Shares, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the Shareholder's holding period for the Shares.

Individuals and certain other classes of Shareholders may be subject to 31% withholding of federal income tax on taxable distributions if they fail to furnish the Fund with their correct taxpayer identification number and certain certifications regarding their tax status or if they are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a Shareholder's U.S. federal income tax liability.

If the Fund invests in foreign securities it may be subject to foreign withholding taxes on income earned on such securities and may be unable to pass through to Shareholders the ability to claim foreign tax credits and deductions with respect to such taxes. Certain gains and losses which are attributable to fluctuations in the value of foreign currency are treated as ordinary income and losses. These gains and losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to Shareholders as ordinary income.

In addition to federal taxes, a Shareholder may be subject to state and local taxes on payments received from the Fund. A state tax exemption may be available in some states to the extent distributions of the Fund are derived from interest on certain direct U.S. Government obligations or on obligations of the particular state.

Shareholders should consult their own tax advisers concerning these matters.

Further information relating to tax consequences is contained in the Statement of Additional Information.

MEASURING PERFORMANCE

Performance information provides you with a method of measuring and monitoring your investments. The Fund may quote its performance in advertisements or shareholder communications. The performance for each class of shares of a Fund is calculated separately from the performance of the Fund's other classes of shares.

Understanding performance measures:

TOTAL RETURN for the Fund may be calculated on an AVERAGE ANNUAL TOTAL RETURN basis or an AGGREGATE TOTAL RETURN BASIS. Average annual return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

The Fund may provide quotes of total returns and yields WITHOUT REFLECTING A SALES LOAD, which quotations will, of course, be higher than quotations that do reflect such a sales charge.

Performance comparisons:

The Fund may compare its total returns to that of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

Total return data as reported in national financial publications such as Money, Forbes, Barron's, The Wall Street Journal and The New York Times, as well as in publications of a local or regional nature, may be used for comparison.

Total returns for the Fund may be compared to indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Lehman Brothers Bond Index, the Merrill Lynch Bond Index, the Wilshire 5000 Equity Index or the Consumer Price Index.

INVESTMENT RESULTS OF THE FUND ARE BASED ON HISTORICAL PERFORMANCE AND PERFORMANCE QUOTATIONS WILL FLUCTUATE. YOU SHOULD NOT CONSIDER QUOTATIONS TO BE REPRESENTATIVE OF FUTURE PERFORMANCE. YOU SHOULD ALSO REMEMBER THAT PERFORMANCE IS GENERALLY A FUNCTION OF THE KIND AND QUALITY OF INVESTMENTS HELD IN A PORTFOLIO, PORTFOLIO MATURITY, OPERATING EXPENSES AND MARKET CONDITIONS. FEES THAT BOATMEN'S INVESTMENT SERVICES OR ANOTHER SERVICE ORGANIZATION MAY CHARGE DIRECTLY TO ITS CUSTOMER ACCOUNTS IN CONNECTION WITH AN INVESTMENT IN THE FUNDS WILL NOT BE INCLUDED IN THE FUND'S CALCULATIONS OF TOTAL RETURN. INQUIRIES REGARDING THE FUND MAY BE DIRECTED TO THE DISTRIBUTOR AT 3435 STELZER ROAD, COLUMBUS, OHIO 43219-3035.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION RELATING TO THE FUND INCORPORATED IN THIS PROSPECTUS BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

PILIEA1596P

                                 THE PILOT FUNDS

                                   ----------

                                    FORM N-1A

                              CROSS REFERENCE SHEET


                                                              STATEMENT OF ADDITIONAL
     ITEM NUMBER IN PART B                                    INFORMATION CAPTION
     ---------------------                                    -------------------


10.  Cover Page......................................         Cover Page


11.  Table of Contents...............................         Table of Contents


12.  General Information and History.................         Organization and Capitalization


13.  Investment Objectives and Policies..............         Investment Policies and Practices of the Fund; Investment
                                                              Restrictions


14.  Management of the Fund..........................         Trustees and Officers


15.  Control Persons and Principal Holders
     of Securities...................................         Trustees and Officers; Organization and Capitalization


16.  Investment Advisory and Other Services..........         Investment Adviser, Administrator, Distributor and Transfer
                                                              Agent; Matters Relating to Class A Shares and Class B
                                                              Shares; Portfolio Transactions; Custodian and Subcustodian;
                                                              Independent Accountants and Counsel


17.  Brokerage Allocation............................         Portfolio Transactions


18.  Capital Stock and Other Securities..............         Organization and Capitalization; Matters Relating to Class A
                                                              Shares and Class B Shares


19.  Purchase, Redemption and Pricing of
     Securities Being Offered........................         Net Asset Value;  Matters Relating to Class A Shares and
                                                              Class B Shares; Additional Purchase and Redemption
                                                              Information


20.  Tax Status......................................         Tax Information


21.  Underwriters....................................         Investment Adviser, Administrator, Distributor and Transfer
                                                              Agent


22.  Calculation of Performance Data.................         Calculation of Performance Quotations


23.  Financial Statements............................         Financial Statements


                                THE PILOT FUNDS
                               3435 Stelzer Road
                           Columbus, Ohio 43219-3035

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                                 MAY [ ], 1996

                PILOT SHARES, CLASS A SHARES AND CLASS B SHARES

--------------------------------------------------------------------------------


     The Pilot Funds (the "Funds" or the "Trust") is an open-end, management investment company (or mutual fund) consisting of twelve portfolios, one of which portfolios (the "Fund") is offered hereby. The Fund is:


     Pilot   International   Equity  Fund  (formerly  Pilot   Kleinwort
Benson International Equity Fund)

         Boatmen's Trust Company ("Boatmen's") serves as the investment adviser to the Fund. Kleinwort Benson Investment Management Americas Inc., formerly Kleinwort Benson International Investment Limited, ("Kleinwort Benson") serves as the investment manager to the Pilot International Equity Fund. Pilot Funds Distributors, Inc. ("PFD") serves as the Fund's distributor, and its parent, Concord Holding Corporation ("Concord"), serves as the Fund's administrator.


         This Statement of Additional Information is not a Prospectus, should be read in conjunction with the Fund's current Prospectuses with respect to Pilot Shares, Class A Shares and Class B Shares of the Fund and is incorporated by reference in its entirety into such Prospectuses. Because this Statement of Additional Information is not itself a Prospectus, no investment in Pilot Shares, Class A Shares or Class B Shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectuses may be obtained without charge by writing to Pilot Funds Distributors, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035.

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



                                                 TABLE OF CONTENTS
INVESTMENT POLICIES AND PRACTICES OF THE FUND.....................................................................4
         U.S. Government Securities...............................................................................4
         Custodial Receipts.......................................................................................4
         Corporate Debt Securities................................................................................4
         U.S. and Foreign Bank Obligations........................................................................5
         Forward Commitments and When-Issued Securities...........................................................5
         REITs....................................................................................................6
         Convertible Securities...................................................................................6
         Foreign Securities.......................................................................................7
         Forward Foreign Currency Exchange Contracts..............................................................8
         Currency Swaps...........................................................................................8
         Repurchase Agreements....................................................................................9
         Lending of Portfolio Securities.........................................................................10
         Other Investment Companies..............................................................................10
         Options on Securities and Indexes.......................................................................10
         Options on Currencies...................................................................................11
         Futures Contracts on Securities and Indexes.............................................................12
         Futures Contracts on Foreign Currencies.................................................................13
         Options on Futures Contracts............................................................................13
         Limitations on Use of Futures Transactions and Risk Considerations......................................14
         Restricted and Other Illiquid Securities................................................................14
         Risks of Specialized Investment Techniques Abroad.......................................................15
         Combined Transactions...................................................................................15
         Use of Segregated and Other Special Accounts............................................................15
         Other Information.......................................................................................16

INVESTMENT RESTRICTIONS..........................................................................................16
         Other Investment Policies...............................................................................18

TRUSTEES AND OFFICERS............................................................................................20

INVESTMENT ADVISER, MANAGER, ADMINISTRATOR,

  DISTRIBUTOR AND TRANSFER AGENT.................................................................................23
         The Adviser and Manager.................................................................................23
         The Administrator, Distributor and Transfer Agent.......................................................26

PORTFOLIO TRANSACTIONS...........................................................................................28

NET ASSET VALUE..................................................................................................30

MATTERS RELATING TO CLASS A SHARES AND CLASS B SHARES............................................................31

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................................33
         Supplementary Redemption Information....................................................................34
         Exchange Privilege......................................................................................35
         Right of Accumulation and Statement of Information......................................................36
         Miscellaneous...........................................................................................37
         In Kind Purchases.......................................................................................37
         Redemptions in Kind.....................................................................................37

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



CALCULATION OF PERFORMANCE QUOTATIONS............................................................................38

TAX INFORMATION..................................................................................................40
         State and Local.........................................................................................44

ORGANIZATION AND CAPITALIZATION..................................................................................44
         Shareholder and Trustee Liability.......................................................................45

CUSTODIAN AND SUBCUSTODIANS......................................................................................45

INDEPENDENT ACCOUNTANTS AND COUNSEL..............................................................................46

MISCELLANEOUS....................................................................................................46

FINANCIAL STATEMENTS.............................................................................................46

APPENDIX.........................................................................................................47

DESCRIPTION OF COMMERCIAL PAPER RATINGS..........................................................................50

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



                INVESTMENT POLICIES AND PRACTICES OF THE FUND

         The following discussion elaborates on the description of the Fund's investment policies and practices contained in the Prospectus. Except as set forth below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without Shareholder consent.

U.S. GOVERNMENT SECURITIES

         The Fund may invest in U.S. Government securities. Securities guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. If such participations are illiquid they will not be purchased.

         U.S. Government securities include principal and interest components of securities issued or guaranteed by the U.S. Treasury if the components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program. Securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities may also be acquired in the form of custodial receipts. These receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities.

CUSTODIAL RECEIPTS

         The Fund may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" and "Certificates of Accrual on Treasury Securities." Although custodial receipts are not considered U.S. Government securities, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. Custodial receipts will be treated as illiquid securities.

CORPORATE DEBT SECURITIES

         The Fund may invest in short-term and intermediate-term corporate debt securities of both foreign and domestic issuers of all types and maturities, such as bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts and commercial paper. Corporate debt securities may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer; participation based on revenue, sales or profits; or the purchase of common stock or warrants in a unit transaction (where corporate debt obligations and common stock are offered as a unit).

         Corporate debt securities purchased by the Fund, if any, will be rated in the top two categories by a Nationally Recognized Statistical Rating Organization ("NRSRO"). Corporate debt securities that are not rated may be purchased by the Fund if they are determined to be of comparable quality by or under the direction of the Board of Trustees of the Funds. Consistent with prudent investment management, if the rating of any corporate debt security held by the Fund

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



falls below such ratings then consideration shall be given as to whether it should be sold. A description of these ratings is attached in an Appendix to this Statement of Additional Information.

U.S. AND FOREIGN BANK OBLIGATIONS

         These obligations include negotiable certificates of deposit, banker's acceptances and fixed time deposits. The Fund limits its investments in domestic bank obligations to banks having total assets in excess of $1 billion and subject to regulation by the U.S. Government. The Fund may also invest in certificates of deposit issued by members of the Federal Deposit Insurance Corporation ("FDIC") having total assets of less than $1 billion, provided that the Fund will at no time own more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully covered by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Fund, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposit to a third party.

         The Fund will limit its investment in securities of foreign banks in accordance with Section 12 of the Investment Company Act of 1940 (the "1940 Act"), the applicable rules thereunder and interpretations thereof of the staff of the Securities and Exchange Commission (the "SEC").

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

         The Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date on which the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

         The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after entering into it. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.

         When the Fund purchases securities on a when-issued or forward commitment basis, the Fund's custodian or subcustodian will maintain in a segregated account cash, U.S. Government securities or other high grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities subject to such commitment, the custodian or subcustodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

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



REITs

         Securities issued by real estate investment trusts (REITs) bear certain unique risks. These include the same market risks as those affecting the real estate industry, such as fluctuations in interest rates and changes in tax laws. REITs' underlying assets are illiquid and often not diversified, and REITs are highly dependent upon management skill. REITs also are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for special tax treatment and other regulatory exemptions. For so long as it remains a restriction of the Wisconsin Securities Department, the Funds may not purchase securities issued by REITs in excess of 10% of the Fund's total assets.

CONVERTIBLE SECURITIES

         The Fund may invest in convertible securities, such as bonds, notes, debentures, preferred stocks and other securities that may be converted into common stock. All convertible securities purchased by the Fund will be rated in the top two categories by an NRSRO or, if unrated, determined by Kleinwort Benson to be of comparable quality. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features.

         The convertible securities in which the Fund may invest include fixed-income and zero coupon debt securities, and preferred stock that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income or, in the case of zero coupon securities, accretion of income with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations

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



that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation because increases (or decreases) in the market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

FOREIGN SECURITIES

         The Fund may invest in foreign securities. Because foreign companies generally are not subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets is less than in United States markets and at times, volatility of price can be greater than in United States markets. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. Also, delivery of securities before payment may be required in some countries. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies in foreign countries than in the United States. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of the Fund seeks to mitigate the risks associated with the foregoing considerations through diversification and continuous professional management.

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



FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         The Fund may invest in forward foreign currency exchange contracts ("forward contracts") for hedging and to seek to increase total return. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         The maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month, and forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

         The Fund may also enter into a forward contract to sell a currency that is linked to a currency that Kleinwort Benson believes to be less attractive and buy a currency that Kleinwort Benson believes to be more attractive (or a currency that is linked to currency that Kleinwort Benson believes to be more attractive). The amount in question would not exceed the value of the Fund's securities denominated in the less attractive currency. For example, if the Austrian Schilling is linked to the German Deutsche Mark (the "D-mark"), the Fund holds securities denominated in Austrian Schillings and Kleinwort Benson believes that the value of Schillings will decline against the British Pound, the Fund may enter into a contract to sell D-marks and buy Pounds. This practice is referred to as "proxy hedging." Proxy hedging involves the risk that the amount of currencies involved may not equal the value of the Fund's securities denominated in the currency expected to deteriorate and improperly anticipated currency movements could result in losses to the Fund. Further, there is the risk that the linkage between various currencies may change or be eliminated.

         The reasons forward contracts would be used are described under "Futures Contracts on Foreign Currencies" below. The Fund's activities involving forward contracts may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.

CURRENCY SWAPS

         The Fund may enter into currency swaps for hedging purposes and to seek to increase total return. Inasmuch as swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Fund and Kleinwort Benson believe that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each currency swap will be accrued on a daily basis and an amount of cash or liquid high grade debt securities (i.e., securities rated in one of the top three ratings categories by an NRSRO or, if unrated, deemed by Kleinwort Benson to be of comparable credit quality) having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by Kleinwort Benson.

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



If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. However, the staff of the SEC takes the position that currency swaps are illiquid investments that are subject to the Fund's 15% limitation on such investments.

REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements with selected brokers-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which the purchaser (I.E., the Fund) purchases a U.S. Government or other high quality short-term debt obligation (the "Obligation") and the seller agrees at the time of sale to repurchase the Obligation at a specified time and price.

         Custody of the Obligation will be maintained by the Fund's custodian or subcustodian. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

         Repurchase agreements pose certain risks for all entities, including the Fund, that utilize them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Fund seeks to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.

         If in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that the Fund does not have a perfected security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Fund utilizes custodians and subcustodians that Kleinwort Benson believes follow customary securities industry practice with respect to repurchase agreements, and Kleinwort Benson analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

         Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the Obligation.

         Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued

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interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

         Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as illiquid instruments.

         The Fund may also enter into repurchase agreements with any party deemed creditworthy by Kleinwort Benson, including foreign banks and broker-dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase.

LENDING OF PORTFOLIO SECURITIES

         The Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, U.S. Government securities or other high grade liquid debt obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. Such loans will be terminable at any time.

OTHER INVESTMENT COMPANIES

         In seeking to attain their investment objectives, the Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Investment Adviser has agreed to remit to the respective investing fund fees payable to it under its respective investment advisory agreement with an affiliated money market fund to the extent such fees are based upon the investing fund's assets invested in shares of the affiliated money market fund.

OPTIONS ON SECURITIES AND INDEXES

         The Fund also may purchase and sell options on securities that the Fund may buy and on securities indexes.

         The Fund may purchase and sell over-the-counter options to the extent consistent with the Fund's limitation on investments in restricted securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close-out options purchased or sold by the Fund.

         An option on a security (or index) is a contract that gives the holder of the option, in return for a premium paid, the right to buy from (in the case of a call) or sell to (in the case of a put) the seller ("writer") of the option the security underlying the option (or the cash value of the index) at a

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specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.)

         If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

         The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option and will realize a capital loss if it is more. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain, or if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option it had purchased on a security, it would have to exercise the option to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As a writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

OPTIONS ON CURRENCIES

         The Fund may purchase and sell options on currencies to hedge the value of securities the Fund holds or intends to buy. Options on foreign currencies may be traded on U.S. and foreign exchanges or over-the-counter.

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FUTURES CONTRACTS ON SECURITIES AND INDEXES

         The Fund may enter into futures contracts on securities and futures contracts based on securities indexes, which futures are traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The Fund will do so to hedge against anticipated changes in securities values that would otherwise have an adverse effect upon the value of portfolio securities or upon securities to be acquired and to increase total return. Futures contracts and related options entered into by the Fund will be entered into consistent with CFTC regulations.

         The Fund may take a "short" position in the futures markets by selling contracts for the future delivery of securities in order to hedge against an anticipated decline in stock prices. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with price-fluctuation characteristics similar to those of its portfolio securities. If, in the opinion of Kleinwort Benson, there is a sufficient degree of correlation between price trends for the Fund's securities and futures contracts based on indexes, the Fund may also enter into such futures contracts as part of its hedging strategy. When hedging of this character is successful, any depreciation in the value of the Fund's securities will substantially be offset by appreciation in the value of the futures position. On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the purchase of particular securities in the future, but expects the price then available in the securities market to be less favorable than prices that are currently available in the futures markets. The Fund expects that, in the normal course, it will terminate the long futures position when it makes the anticipated purchase; under unusual market conditions, however, a long futures position may be terminated without the corresponding purchase of securities.

         Futures contracts involve brokerage costs, which may be less than 1% of the contract price, and require parties to the contract to make "margin" deposits to secure performance of the contract. The Fund will be required to deposit as margin into a segregated custodial account (held subject to the claims of the Fund's futures broker) an amount of cash or liquid securities equal to approximately 2% to 5% of the value of each futures contract. This initial margin is in the nature of a performance bond or good faith deposit on the contract. The Fund's position in the futures market will be marked-to-market on a daily basis; the Fund may subsequently be required to make "variation" margin payments depending upon whether its futures position declines or rises in value. Positions taken in the futures markets are not usually held until the expiration of the contract but, instead, are normally liquidated through offsetting transactions, which may result in a profit or a loss. Nevertheless, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which futures contracts are traded assumes responsibility for closing out contracts and guarantees that, if the contract is still open, the sale or purchase of securities will be performed on the settlement date.

         Futures contracts on securities indexes do not require the physical delivery of securities, but merely provide for profits and losses resulting from changes in the market value of a contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular futures contract reflect changes in the value of the securities comprising the index on which the futures contract is based. Futures contracts based on securities indexes currently are actively traded on the Chicago Board of Trade, the Chicago Mercantile Exchange, the New York Futures Exchange and the Kansas City Board of Trade.

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FUTURES CONTRACTS ON FOREIGN CURRENCIES

         A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price established when the position is taken. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the Chicago Mercantile Exchange.

         The Fund may enter into foreign currency futures contracts in several circumstances. First, when the Fund enters into a contract for the purchase or sale of a foreign security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such interest payments, as the case may be. By entering into a futures contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the obligation is purchased or sold, or on which the interest payment is declared, and the date on which such payments are made or received.

         Second, when Kleinwort Benson believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar (or sometimes against another currency), the Fund may enter into a futures contract to sell, for a fixed dollar or other currency amount, foreign currency approximating the value of some or all of the securities held by the Fund which are denominated in that currency. The precise matching of the futures contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it expires.

         Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into the Fund's long-term investment strategies. However, Kleinwort Benson believes that it is important for the Fund to have the flexibility to enter into foreign currency futures contracts when it determines that the best interest of the Fund will be served.

OPTIONS ON FUTURES CONTRACTS

         The Fund may also purchase and sell (write) call and put options on futures contracts, which options are traded on exchanges that are licensed and regulated by the CFTC, or, consistent with CFTC regulations, on foreign exchanges or in the over-the-counter market or privately negotiated. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to buy a futures contract (assume a long position) at a specified exercise price, by exercising the option at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, by exercising the option at any time before the option expires.


         Upon the exercise of a call, the writer of the option is obligated to SELL the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be LOWER than the then current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to PURCHASE the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be HIGHER than the then current market price of the contract in the futures market. When a person exercises an option


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and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, his gain will be credited to his futures margin account, while the loss suffered by the writer of the option will be debited to his account. However, as with the trading of futures contracts, most participants in the options markets do not seek to realize their gains or losses by exercising their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

         Options on futures contracts can be used by the Fund to hedge the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But, in contrast to a futures transaction in which only transaction costs are involved, benefits received in an option transaction in the event of a favorable market movement will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, in contrast to the full market risk of a futures position, the Fund will not be subject to a risk of loss on the option transaction beyond the amount of the premium it paid plus its transaction costs. Consequently, the Fund may benefit from an increase in the value of its portfolio that would have been more completely offset if the hedge had been effected through the use of a futures contract.

         If the Fund writes options on futures contracts, it will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will gain the amount of the premium, which may partially offset unfavorable changes in the value of its portfolio securities held in, or to be acquired for, the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received. Such loss may partially offset favorable changes in the value of its portfolio securities.

LIMITATIONS ON USE OF FUTURES TRANSACTIONS AND RISK CONSIDERATIONS

         The Fund will incur brokerage fees in connection with its futures transactions, and will be required to deposit and maintain funds with its broker as margin to guarantee performance of its futures obligations. In addition, while futures contracts will be traded to reduce certain risks, futures trading itself entails certain other risks. Thus, while the Fund may benefit from the use of such contracts, unanticipated changes in securities or currency values may result in a poorer overall performance from the Fund than if it had not entered into any futures contracts. Some futures contracts may not have a broad and liquid market, in which case the contracts may not be able to be closed at a fair price and the Fund may lose in excess of the initial margin deposit. Moreover, in the event of an imperfect correlation between the futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.


         Tax-related requirements may limit the extent to which the Fund may engage in futures and related options transactions.(SEE "TAX INFORMATION.")


RESTRICTED AND OTHER ILLIQUID SECURITIES

         The Fund may purchase securities that are not registered under the Securities Act of 1933 or have some other legal or contractual restriction on resale in the principal market where the security is traded ("restricted securities"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act of 1933. However, the Fund will not invest

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more than 15% of the value of its net assets in illiquid securities, including restricted securities, unless the Funds' Board of Trustees determines, based upon a continuing review of the trading markets for the specific Rule 144A security, that such restricted security is liquid. The Trustees may adopt guidelines and delegate to Kleinwort Benson the daily function of determining and monitoring liquidity of securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. Because it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

RISKS OF SPECIALIZED INVESTMENT TECHNIQUES ABROAD

         The above described specialized investment techniques, when engaged in abroad, may not be regulated as effectively as when engaged in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors;
(ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

COMBINED TRANSACTIONS

         The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions ("component" transactions), instead of a single transaction, as part of a single hedging strategy when, in the opinion of Kleinwort Benson, it is in the best interest of the Fund to do so and where underlying hedging strategies are permitted by the Fund's investment policies. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions. (See above for the risk characteristics of certain transactions.)

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS

         Options, futures and forward foreign currency contracts that obligate the Fund to provide cash, securities or currencies to complete such transactions will result in that Fund either segregating assets in an account with, or on the books of, the Funds' custodian, or otherwise "covering" the transaction as described below. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or liquid assets sufficient to meet the obligation by purchasing and delivering the securities if the call is exercised. A call option written on an index will require the Fund to have portfolio securities that correlate with the index. A put option written by the Fund also will require the Fund to have available assets sufficient to purchase the securities the Fund would be obligated to buy if the put is exercised.

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         A forward foreign currency contract that obligates the Fund to provide currencies will require the Fund to hold currencies or liquid securities denominated in a foreign currency which will equal the Fund's obligations. Such a contract requiring the purchase of currencies also requires segregation.

         Unless a segregated account consists of the securities, cash or currencies that are the subject of the obligation, the Fund will hold cash, U.S. Government securities and other high grade liquid debt obligations in a segregated account. These assets cannot be transferred while the obligation is outstanding unless replaced with other suitable assets. In the case of an index-based transaction, the Fund could own securities substantially replicating the movement of the particular index.

         In the case of a futures contract, the Fund must deposit initial margin and variation margin, as often as daily if the position moves adversely, sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Similarly, options on futures contracts require the Fund to deposit margin to the extent necessary to meet the Fund's commitments.

         In lieu of such assets, such transactions may be covered by other means consistent with applicable regulatory policies. The Fund may enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Of course, the offsetting transaction must terminate at the time of or after the primary transaction.

OTHER INFORMATION

         Kleinwort Benson Investment Management Americas Inc. is a wholly-owned, independent subsidiary of Kleinwort Benson Group plc. The Fund may hold securities of companies with respect to which Kleinwort Benson Group plc or its affiliates (including, without limitation, Kleinwort Benson Limited) (collectively, the "Kleinwort Benson Group") provides investment banking, financial advisory or other services, has other confidential relationships, maintains a position or makes a market or otherwise may have an interest. For good commercial and legal reasons, nonpublic information (a) which becomes available to any member of the Kleinwort Benson Group through its relationships or for any other reason cannot be passed on to Kleinwort Benson Investment Management Americas Inc. or to the Funds or used for the benefit of the Fund; and (b) which becomes available to Kleinwort Benson Investment Management Americas Inc. for any reason cannot be passed on to the Funds or used for the benefit of the Fund.

                            INVESTMENT RESTRICTIONS

         The Fund has adopted certain fundamental investment restrictions which may not be changed with respect to the Fund without the approval of the holders of a majority of the Fund's outstanding voting Shares.

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         As used in this Statement of Additional Information, with respect to matters required by the provisions of the 1940 Act to be submitted to Shareholders, the term "majority of the outstanding Shares" of either the Funds or the Fund means the vote of the lesser of: (i) 67% or more of the Shares of the Funds or Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of the Funds or Fund are present or represented by proxy, or
(ii) more than 50% of the outstanding Shares of the Funds or Fund.

    As a matter of fundamental policy, the Fund may not:

(1) Purchase securities of any issuer if immediately after such purchase the value of the Fund's investments in issuers conducting their principal business activity in any one industry would exceed 25% of the value of the Fund's total assets, provided that: (a) the gas, electric, water and telephone businesses will be considered separate industries; (b) the personal credit and business credit businesses will be considered separate industries; (c) wholly- owned finance companies will be considered to be in the industry of their parents if their activities are primarily related to financing the activity of their parents; (d) foreign governments will be considered separate industries; and (e) there is no limitation with respect to or arising out of investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or tax-exempt obligations of state and municipal governments and their agencies and authorities.

(2) Make loans, except to the extent that the lending of portfolio securities and purchase of debt obligations in accordance with the Fund's investment objective and policies and the entry into repurchase agreements with banks, brokers, dealers and other financial institutions may be deemed to be loans.

(3) Borrow money, except: (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Fund's total assets, (b) from banks, or (c) in connection with reverse repurchase agreements, provided that immediately after any such borrowing all borrowings of the Fund do not exceed one-third of the Fund's total assets. While the Fund has borrowings outstanding in an amount exceeding 5% of its total assets the Funds will not make any purchases of portfolio instruments for the Fund. The Funds may not borrow money from Boatmen's Bancshares, Inc. or any majority-owned subsidiary thereof.

(4) Purchase or sell real estate (except securities secured by real estate or interests therein, securities issued by real estate investment trusts and securities of companies that deal in real estate or mortgages), commodities or commodity contracts relating to physical commodities or oil and gas interests (although the Fund may invest in companies that own or invest in such interests) except that the Fund may invest up to 10% of its net assets in gold bullion, or invest in companies for the purpose of exercising control or management. The Funds reserve freedom of action to hold and to sell real estate acquired as a result of the Funds' ownership of securities. (5) Act as an underwriter of securities (except as the Funds may be deemed to be an underwriter under the Securities Act of 1933) in connection with the purchase and sale of instruments or make short sales of securities unless the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. (6) Mortgage, pledge or hypothecate more than one-third of the Fund's assets, except to secure permitted borrowings.

(5) Act as an underwriter of securities (except as the Funds may be deemed to be an underwriter under the Securities Act of 1933) in connection with the purchase and sale of instruments or make short sales of securities unless the fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

(6) Mortgage, pledge or hypothecate more than one-third of the Fund's assests, except to secure permitted borrowings.

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(7) Purchase the  securities of any issuer other than the U.S.
    Government, its agencies or instrumentalities, if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in any one issuer except that: (a) up to 25% of the value of its total assets may be invested without regard to such 5% limitation, and
    (b) such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities. For purposes of this restriction, a guaranty of an instrument will be considered a separate security (subject to certain exclusions allowed under the 1940 Act).

(8) Issue senior securities, except: (a) as appropriate to evidence indebtedness that it is permitted to incur and (b) for Shares of the separate classes or series of the Funds, provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for the purpose of this restriction.

OTHER INVESTMENT POLICIES

    As a matter of non-fundamental policy, which may be changed by the Trustees without Shareholder approval, the Fund may not:


(a) Invest in any securities that would cause more than 15% of its net assets at the time of such investment to be invested in securities that are not readily marketable or restricted securities (for these purposes restricted security means a security with a legal or contractual restriction on resale in the principal market in which the security is traded but does not include liquid Rule 144A securities), including repurchase agreements maturing in more than seven days, and any other assets for which a BONA FIDE market does not exist at the time of purchase or subsequent valuation;


(b) Purchase securities of any one issuer if as a result more than 10% of the voting securities of such issuer would be held by the Fund;

(c) Purchase securities issued by any other open-end investment company, except in the open market where no commission or profit to a sponsor or dealer results from the purchase other than customary brokerage commissions or except when such purchase is part of a merger or consolidation or except shares of no-load "money market" investment companies advised by one of the Funds' investment advisers or an affiliate thereof;

(d) Write put and call options, unless each option is "covered," the underlying securities are ones that the Fund is permitted to purchase, each option is traded in a liquid market and the aggregate value of the securities underlying thecalls or obligations underlying the puts determined as of the date an option is sold shall not exceed 25% of the Fund's net assets;

(e) Purchase futures contracts  or  options  on  futures   contracts  for
    non-hedging   purposes if immediately  after the purchase the value of
    the aggregate initial margin with respect to all futures contracts (both for receipt and delivery) entered into on behalf of the Fund (including foreign currency futures contracts) and premiums paid for options on futures contracts, will exceed 5% of the fair market value of its total assets;

(f) Purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's net assets or more than 2% of its net

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


    assets in warrants  that are not listed on the New York or  American
    Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value);

(g) Borrow for investment leverage purposes, except in connection with permitted reverse repurchase agreements, but solely for extraordinary or emergency purposes and to facilitate management of the Funds' portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible. In the event the net assets of the Fund fall below 300% of its borrowings, the Funds will promptly reduce the borrowings of the Fund in accordance with the 1940 Act;

(h) Purchase securities on margin or make short sales unless, by virtue of the ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that the Fund may make initial and variation margin payments in connection with transactions in futures contracts and options on futures contracts.


         With regard to restriction (g) above, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. With respect to fundamental investment restriction (4), investment in real estate limited partnerships is prohibited.

         In addition to the above restrictions, so long as it remains a policy of the Ohio Division of Securities, the Fund may not purchase or retain the securities of an issuer if, to the Fund's knowledge, those officers, directors or Trustees of the Funds or its investment advisers who individually own beneficially more than 0.5% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities. Moreover, so long as it remains a restriction of the Ohio Division of Securities, the Fund will not purchase securities of any issuer with a record of less than three years' continuous operations, including predecessors, except U.S. Government securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 15% of the Fund's total assets. In addition, for so long as it remains a restriction of the Ohio Division of Securities, the Fund will treat securities eligible for resale under Rule 144A as subject to the Funds' restriction on investing in restricted securities.


         In addition, so long as it remains a restriction of the Arkansas or Wisconsin Securities Department, the Fund will not purchase securities of any issuers with a record of less than three years continuous operations, including predecessors, except U.S. Government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value. Further, as long as it remains a restriction of the Wisconsin Securities Department, the Fund will invest not more than 10% of its total assets in restricted securities. Also, for so long as it remains a restriction of the Wisconsin Securities Department, the Funds may not purchase securities issued by REITs in excess of 10% of the Fund's total assets.

         For so long as it remains a restriction of the Arkansas Securities Department, the Fund will not purchase puts, calls, straddles, spreads or any combination thereof if the value of the Fund's aggregate investment in such securities exceeds 5% of its total assets.

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



         Also, with respect to investments in investment company securities, the Fund will comply with Section 12(d) of the 1940 Act and the rules thereunder.


         For purposes of the foregoing fundamental and non-fundamental limitations, any limitation that involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings on behalf of, the Fund.

                            TRUSTEES AND OFFICERS

         Information pertaining to the Trustees and officers of the Funds is set forth below. Trustees and officers deemed to be "interested persons" of the Funds for purposes of the 1940 Act are indicated by an asterisk.



                                                                                    PRINCIPAL OCCUPATION
NAME AND ADDRESS                            POSITION(S) WITH FUNDS                  DURING PAST 5 YEARS
-----------------                           -----------------------                 -------------------
J. Hord Armstrong, III (54)                 Trustee                                 Chairman and CEO,
8000 Maryland Avenue                                                                D&K Wholesale Drug,
Suite 1190                                                                          Inc.,  a distributor of
St. Louis, Missouri 63105                                                           pharmaceutical products,
                                                                                    since 1987.

David Holford Benson* (57)                  Trustee                                 Chairman, Kleinwort
Kleinwort Benson Limited                                                            Charter Investment Trust
P.O. Box 560                                                                        plc. since March 1992.
20 Fenchurch Street                                                                 Non-Executive Director
London EC3 P3DB                                                                     of Kleinwort Benson
                                                                                    Group plc. (formerly
                                                                                    Vice Chairman).

Lee F. Fetter (42)                          Chairman                                Chief Operating and
660 S. Euclid, Box 8003                                                             Financial Officer of
St. Louis, Missouri 63110                                                           Washington University
                                                                                    School of Medicine since
                                                                                    1983.

Henry O. Johnston (58)                      Trustee                                 President of Fordyce
9650 Clayton Road                                                                   Four, Incorporated, a
St. Louis, Missouri 63124                                                           corporation engaged
                                                                                    in the acquisition and
                                                                                    management of personal
                                                                                    investments.


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


L. White Matthews, III (49)          Trustee               Executive Vice President
Eighth and Eaton Avenues                                   of Finance since 1987,
Bethlehem, Pennsylvania 18018                              Union Pacific Corporation,
                                                           a company engaged
                                                           in transportation,
                                                           exploration and refining
                                                           of hydrocarbons, mining
                                                           and real estate.

Nicholas G. Penniman, IV (57)        Trustee               Publisher, St. Louis Post-
900 N. Tucker Boulevard                                    Dispatch since 1986.
St. Louis, Missouri 63101                                  Senior Vice President
                                                           of Pulitzer Publishing
                                                           Company since 1986.

Susan L. West* (36)                  President             Chief Operating Officer,
125 West 55th Street                                       July 1993 to date; prior
New York, New York 10019                                   thereto, Executive Vice
                                                           President of Concord
                                                           Holding Corporation.

William J. Tomko (37)                Vice President        Vice President, BISYS
3435 Stelzer Road                                          Fund Services, Inc.
Columbus, Ohio 43219

Martin R. Dean (32)                  Treasurer             Manager, Mutual Fund
3435 Stelzer Road                                          Accounting, BISYS Fund
Columbus, Ohio 43219                                       Services, Inc. since May
                                                           1994.  Prior thereto,
                                                           Senior Manager, KPMG
                                                           Peat Marwick.


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

George O. Martinez (36)              Secretary             Senior Vice President
3435 Stelzer Road                                          and Director of Legal and
Columbus, Ohio 43219                                       Compliance Services of
                                                           BISYS Fund Services, Inc.
                                                           since April 1995.  Prior
                                                           thereto, Vice President
                                                           and Associate General
                                                           Counsel of Alliance
                                                           Capital Management, L.P.

Sheldon A. Jones (57)                Assistant Secretary   Partner of the law firm of
Ten Post Office Square South                               Dechert Price & Rhoads.
Boston, Massachusetts 02109


         The Agreement and Declaration of Trust of the Funds (the "Trust Agreement") provides that, subject to its provisions, the business of the Funds shall be managed by the Trustees. The Trust Agreement provides that: (a) the Trustees may enter into agreements with other persons to provide for the performance and assumption of various services and duties, including, subject to their general supervision, advisory and administration services and duties, and also including distribution, custodian, transfer and dividend disbursing agency, Shareholder servicing and accounting services and duties, (b) a Trustee shall be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law, and (c) subject to the preceding clause, the Trustees are not responsible or liable for any neglect or wrongdoing of any officer or any person referred to in clause (a).

         Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and/or may have in the future, transactions with Boatmen's, its parent, Boatmen's Bancshares Inc, Kleinwort Benson, Concord and their respective affiliates. The Funds have been advised by such Trustees and officers that all such transactions have been and are expected to be ordinary transactions, and that the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms of comparable transactions with other customers.

         Each officer holds comparable positions with certain other investment companies for which Concord and its affiliates serve as administrator and/or distributor.

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



         The following table provides information relating to the aggregate compensation received by the Trustees from the Registrant for the fiscal year ended August 31, 1995.


                                                COMPENSATION TABLE

               (1)                 (2)                   (3)               (4)                  (5)
                                                                                               TOTAL
                                                      PENSION OR                            COMPENSATION
                                AGGREGATE             RETIREMENT      ESTIMATED ANNUAL     FROM REGISTRANT
                               COMPENSATION          BENEFITS UPON     BENEFITS UPON        FUND COMPLEX
      NAME OF PERSON          FROM REGISTRANT         RETIREMENT        RETIREMENT         PAID TO PERSONS
      --------------          ---------------         ----------        ----------         ---------------
  J. Hord Armstrong, III             $14,000             0                  0                  $14,000
  David Holford Benson*                 $0               0                  0                     $0
  Lee F. Fetter (Chairman)           $11,500             0                  0                  $11,500
  Henry O. Johnston*                 $13,750             0                  0                  $13,750
  L. White Matthews, III             $13,750             0                  0                  $13,750
  Nicholas G. Penniman, IV           $13,750             0                  0                  $13,750

 * "Interested person" of the Funds for purposes of the 1940 Act.


         Each of the Trustees who is not an "interested person" of the Funds for purposes of the 1940 Act (the "non-interested Trustees") is compensated by the Funds for his services as such. The compensation paid to the non-interested Trustees other than the Chairman is $7,000 per year and $750 for each meeting attended by such Trustee. The compensation paid to the Chairman is $9,500 and $750 for each Trustee meeting attended. Each of the non-interested Trustees is entitled to reimbursement for out-of-pocket expenses. Compensation paid to the Trustees who are considered interested persons is paid directly by the investment adviser. Trustees' fees during the period ended August 31, 1995 distributed to or accrued for the account of the non-interested Trustees (four persons) amounted to approximately $53,000, which amount represented the total compensation paid by the Funds to the Trustees during that year.

                 INVESTMENT ADVISER, MANAGER, ADMINISTRATOR,
                        DISTRIBUTOR AND TRANSFER AGENT

THE ADVISER AND MANAGER

         Boatmen's Trust Company, a subsidiary of Boatmen's Bancshares, Inc., P.O. Box 14737, 100 North Broadway, St. Louis, Missouri 63178-4737, acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement") between the Fund and Boatmen's. As adviser, Boatmen's is responsible for the management of the Fund's assets pursuant to an Advisory Agreement between the Fund and Boatmen's.

         Kleinwort Benson Investment Management Americas, Inc., 200 Park Avenue, New York, New York 10166, serves as investment manager to the Fund pursuant to an Investment Management Agreement among Kleinwort Benson, Boatmen's and the Fund. As investment manager, Kleinwort Benson manages the investment operations of the Fund and the composition of the Fund's assets, including the purchase, retention and sale thereof.

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



     The Fund has no present intention of purchasing any securities issued by Boatmen's, Boatmen's Bancshares, Inc. or any of its affiliates. Mr. Henry O. Johnston, a Trustee of the Funds, owns shares amounting to less than one-tenth of one percent (.001%) of the outstanding shares of common stock of Boatmen's Bancshares, Inc.

         Under its Advisory Agreement with the Fund, Boatmen's provides guidelines for Kleinwort Benson, the investment manager, with regard to investment strategy and the allocation of assets among countries and currencies, monitors compliance with such guidelines, reviews selection and monitors performance of foreign subcustodians, periodically reviews pricing of portfolio securities, and makes periodic reports to the Funds' Board of Trustees.

         The Advisory Agreement provides that, subject to Section 36 of the 1940 Act, Boatmen's will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds, except liability to the Funds or its Shareholders to which Boatmen's would otherwise be subject by reason of its willful misfeasance, bad faith or gross negligence in the performance of, or its reckless disregard of, its obligations and duties under the Agreement. The Agreement provides that the Funds will indemnify Boatmen's against certain liabilities, including liabilities under the Federal securities laws, or, in lieu thereof, contribute to resulting losses.

         As compensation for the services rendered to the Fund by Boatmen's as investment adviser, and the assumption by Boatmen's of the expenses related thereto, Boatmen's is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .80 of 1% of the average daily net assets of the Fund. While this fee is higher than the advisory fee paid by most mutual funds, it is believed to be comparable to advisory fees paid by many funds having similar objectives and policies. For the period from July 12, 1993 through August 31, 1993, Boatmen's received a fee of $158,136 for services rendered to Fund under the Advisory Agreement, for the period September 1, 1993 to August 31, 1994, received a fee of $2,422,559 for such services, and for the period September 1, 1994 through August 31, 1995, received a fee of $2,828,628 for such services.

         In connection with the foregoing services, Boatmen's bears all costs incurred by it in connection with the performance of its duties, other than the cost (including taxes and brokerage commission, if any) of securities purchased for the Fund.


         Kleinwort Benson's fee is paid by Boatmen's directly out of Boatmen's advisory fee. The Fund is responsible for all expenses incurred by the Fund, other than those expressly borne by Boatmen's, Kleinwort Benson, Concord Holding Corporation, PFD, Concord and Concord Financial Services, Inc. under the Advisory, Investment Management, Distribution, Administration or Transfer Agency Agreements. Such expenses include, without limitation, the fees payable to Boatmen's, Concord and Concord Financial Services, Inc., fees and expenses incurred in connection with membership in investment company organizations, the fees and expenses of the Fund's custodian and fund accounting agent, brokerage fees and commissions, any portfolio losses, filing fees for the registration or qualification of the Fund's Shares under federal or state securities laws, expenses of the organization of the Fund, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Fund for violation of any law, legal and auditing and tax fees and expenses, expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to the Fund's Shareholders and regulatory authorities, compensation and expenses of its Trustees and extraordinary expenses incurred by the Fund. If, however, in any fiscal year, the sum of the Fund's expenses (excluding taxes, interest, brokerage and extraordinary expenses such as for litigation) exceeds the expense limitations applicable to the Fund imposed by state securities administrators, as such limitations may be lowered or raised from time to time, the Fund's agreements with Boatmen's and Kleinwort Benson provide that the Fund is entitled to be

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

reimbursed on a pro rata basis based on Boatmen's and Kleinwort Benson's respective share of the fees paid by the Funds to Boatmen's for investment advisory services, to the extent required by these expense limitations. As of the date hereof, the most restrictive expense limitation imposed by state securities administrators of which the Fund is aware provides that annual expenses (as defined) may not exceed 2 1/2% of the first $30,000,000 of the Fund's average net assets, plus 2% of the next $70,000,000 of such assets, plus 1-1/2% of such assets in excess of $100,000,000, provided that (under the Missouri expense limitation) the aggregate annual expenses of every type paid or incurred by the Fund or its Shareholders, must be substantially comparable with the aggregate annual operating and advisory expenses incurred by other investment companies with similar objectives and operating policies.


         The Advisory Agreement between Boatmen's and the Fund was approved by the sole holder of outstanding Shares of the Fund, The Goldman Sachs Group, L.P., on July 12, 1993. The Advisory Agreement for the Fund was last approved by the Trustees, including the "non-interested" Trustees, on August 21, 1995. The Advisory Agreement will remain in effect until May 31, 1997 and will continue in effect thereafter only if such continuance is specifically approved at least annually: (1) by the vote of a majority of the outstanding Shares of the Fund (as defined under "Investment Restrictions") or by the Trustees of the Funds, and by the vote of a majority of the "non-interested" Trustees. The Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Funds or by vote of a majority of the outstanding Shares of the Fund (as defined under "Investment Restrictions") on 60 days' written notice to Boatmen's, and by Boatmen's on 60 days' written notice to the Funds.

         Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Boatmen's is a state-chartered trust company. Boatmen's believes that it may perform the services contemplated by its agreement with the Funds without violation of such banking laws or regulations, which are applicable to it. It should be noted, however, that future changes in either Federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Boatmen's from continuing to perform such services for the Funds.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of Boatmen's in connection with the provision of services on behalf of the Funds, the Funds might be required to alter materially or discontinue its arrangements with Boatmen's and change its method of operations. It is not anticipated, however, that any change in the Funds' method of operations would affect the net asset value per share of the Fund or result in a financial loss to any shareholder. Moreover, if current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing shares of an open-end investment company were relaxed, the Funds expect that Boatmen's would consider the possibility of offering to provide some or all of the services now provided by Concord and PFD. It is not possible, of course, to predict whether or in what form such restrictions might be relaxed or the terms upon which Boatmen's might offer to provide services for consideration by the Trustees.

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

         The terms of the Investment Management Agreement among Kleinwort Benson, Boatmen's and the Fund provide that Kleinwort Benson, subject to supervision of the Funds' Board of Trustees and Boatmen's, manages the investment operations of the Fund and the composition of the Fund's assets, including the purchase, retention and disposition thereof. The Investment Management Agreement provides that, subject to Section 36 of the 1940 Act, Kleinwort Benson will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, except liability to the Fund or its Shareholders to which Kleinwort Benson would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of, or its reckless disregard of, its obligations and duties under the Agreement. The Agreement provides that the Fund will indemnify Kleinwort Benson against certain liabilities, including liabilities under the Federal securities laws, or, in lieu thereof, contribute to resulting losses.


         At its regular meeting held on August 21, 1995, the Board of Trustees of The Pilot Funds approved a new investment management agreement between Kleinwort Benson Investment Management Americas Inc., Boatmen's Trust Company and the Pilot Kleinwort Benson International Equity Fund. This action was necessary because of the anticipated acquisition of Kleinwort Benson by Dresdner Bank AG ("Dresdner") which would, pursuant to the terms of the current agreement, result in a termination of that agreement as required by the Investment Company Act of 1940.

         As compensation for Kleinwort Benson's services, Kleinwort Benson is entitled to a fee paid by Boatmen's directly out of Boatmen's advisory fee computed daily and payable monthly, at an annual rate equal to, effective June 1, 1995, .40 of 1% up to $325,000,000 and .25 of 1% of such assets in excess of $325,000,000, on an annualized basis. Prior to June 1, 1995, Kleinwort Benson was entitled to a fee, computed daily and payable monthly at an annual rate equal to .80 of 1% of the Fund up to $65,000,000, .40 of 1% of such assets in excess of $65,000,000 and .25 of 1% of such assets in excess of $325,000,000. For the period from July 12, 1993 through August 31, 1993, the investment management fee paid by Boatmen's to Kleinwort Benson was $114,903, which equaled .58 of 1% of the Fund's average daily net assets. For the fiscal year ended August 31, 1994, the fee paid by Boatmen's to Kleinwort Benson was $1,465,815 which equaled .48 of 1% of the Fund's average daily net assets. For the fiscal year ended August 31, 1995, the fee paid by Boatmen's to Kleinwort Benson was $1,535,377, which equaled .43 of 1% of the Fund's average daily net assets. The rate used to determine fees payable pursuant to the new Investment Management Agreement is identical to the rate in the existing Investment Management Agreement. All fees and expenses are accrued daily and deducted before declaration of dividends to shareholders.

THE ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT

         Concord Holding Corporation ("Concord"), with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219-3035, was organized in June of 1987. Concord also serves as administrator to several other investment companies.

         Concord provides administrative services for the Fund as described in its Prospectus pursuant to an Administration Agreement dated as of March 31, 1994. The Agreement will continue in effect with respect to the Fund until May 31, 1996 and thereafter will be automatically extended as to the Fund for successive periods of three years, provided that such continuance is specifically approved: (a) by a vote of a majority of those members of the Board of Trustees of the Funds who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Trustees of the Funds or by vote of a majority of the outstanding voting securities of the Fund. The Agreement is terminable by the Board of Trustees of the Funds with regard to the Fund, without the payment

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



of any penalty, at any time if for cause. "Cause" shall mean a material breach by Concord of its obligations under the Agreement which shall not have been cured within 60 days after the date on which Concord shall have received written notice setting forth in detail the facts alleged to give rise to the breach.

         For its services under the Administration Agreement, Concord is entitled to receive an administration fee from the Funds, which is calculated based on the net assets of all Funds combined. Under the Administration Agreement, each Fund pays its pro rata share of an annual fee to Concord, computed daily and payable monthly, of .115 of 1% of the Funds' average net assets up to $1.5 billion, .110 of 1% of the Funds' average net assets on the next $1.5 billion, and .1075 of 1% of the Funds' average net assets in excess of $3 billion. From time to time, Concord may waive fees or reimburse the Funds for expenses, either voluntarily or as required by certain state securities laws. For the period March 31, 1994 to August 31, 1994, the Funds paid Concord $295,477 for the performance of administrative services during such period. For the fiscal year September 1, 1994 through August 31, 1995, the Fund paid Concord $386,949 for the performance of administrative services during such period.


         Prior to March 31, 1994, Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. served as administrator to the Funds. For the fiscal period from July 12, 1993 through August 31, 1993 the Fund paid GSAM, pursuant to the Administration Agreement then in effect, $19,767 for the performance of administrative services rendered during such period.


         Concord will bear all expenses in connection with the performance of its services under the Administration Agreement for the Funds with the exception of fees charged by State Street Bank and Trust Company for certain fund accounting services which are borne by the Funds.

         The Administration Agreement provides that Concord shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the matters to which the Agreement relates except a loss resulting from willful misfeasance, bad faith or negligence in the performance of Concord's duties or from the reckless disregard by Concord of its obligations and duties thereunder.

         Pilot Funds Distributors, Inc. ("PFD"), a wholly-owned subsidiary of Concord, located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, acts as the exclusive distributor of the shares of the Fund pursuant to a Distribution Agreement with the Funds dated as of March 31, 1994. Shares are sold on a continuous basis by PFD as agent, although PFD is not obligated to sell any particular amount of shares.


         The Distribution Agreement with PFD will continue in effect with respect to the Fund until May 31, 1996 and thereafter will be automatically extended for successive terms of one year, provided that such continuance is specifically approved: (a) by a majority of those members of the Board of Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of any plan that has been adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act ("Plan") or in any agreement entered into in connection with such plans ("Disinterested Trustees"), pursuant to a vote cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Trustees of the Funds or by vote of a majority of the outstanding voting securities of the respective Fund. The Agreement is terminable by the Fund at any time with regard to any class of its shares, without the payment of any penalty, by vote of a majority of the Disinterested Trustees or by vote of a majority of the outstanding voting securities

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



of such class on 60 days' written notice to PFD, or by PFD at any time, without payment of any penalty, on 60 days' written notice to the Fund.

         BISYS Fund Services, Inc. (the "Transfer Agent") is the transfer and dividend disbursing agent of the Fund. It maintains the account records of all shareholders and administers the distribution of all income earned as a result of investing in the Fund. The Transfer Agent is located at 3435 Stelzer Road, Columbus, Ohio 43219. For the fiscal year September 1, 1994 through August 31, 1995, Concord Financial Services, Inc., the Fund's former transfer agent, received a fee of $51,775 in the capacity of transfer agent.


                            PORTFOLIO TRANSACTIONS

         Kleinwort Benson is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law.

         In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

         In placing orders for portfolio securities of the Fund, Kleinwort Benson is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Kleinwort Benson will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, Kleinwort Benson will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

         While Kleinwort Benson generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, Kleinwort Benson will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund, Kleinwort Benson, or its other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by Kleinwort Benson in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Fund; and the services furnished by such brokers may be used by Kleinwort Benson in providing investment management services for the Funds.

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



         Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees of the Funds.


         In certain instances there may be securities which are suitable for one or more of the other clients of Kleinwort Benson. Investment decisions for the Fund and for Kleinwort Benson's other clients are made with a view toward achieving their respective investment objectives. It may happen that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more client when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned. The Fund believes that over time its ability to participate in volume transactions will produce superior executions for the Fund.

         The anticipated annual portfolio turnover rate of the Fund is expected to be less than 100%. The Portfolio turnover rate for the Fund for the fiscal years ended August 31, 1994 and August 31, 1995 was 35.4% and 35.9%, respectively. The Fund will not engage in purchasing securities for short-term trading purposes.


         For the fiscal years ended August 31, 1994 and August 31, 1995, the brokerage commissions paid by the Fund were as follows:


                                              TOTAL                 TOTAL AMOUNT            BROKERAGE
                         TOTAL               BROKERAGE             OF TRANSACTIONS          COMMISSIONS
                        BROKERAGE          COMMISSIONS                ON WHICH                PAID TO
                       COMMISSIONS            PAID TO                COMMISSIONS          BROKERS PROVIDING
                         PAID            AFFILIATED PERSONS          WERE PAID               RESEARCH
                     --------------      ------------------       -------------------     -----------------
Fiscal
Year from
September 1,
1994 through
August 31,
1995                    $781,228                $0 (1)             $291,172,320 (2)           $0

Fiscal
Year from
September 1,
1993 through
August 31,
1994                 $1,484,166                $0 (1)             $154,608,502 (2)           $0


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



(1)      Percentage of total commissions paid.

(2) Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.

         During the fiscal year ended August 31, 1994, the Fund did not acquire or sell securities issued by its regular broker-dealers.

                               NET ASSET VALUE

         The net asset value per Share of the Fund is determined by the Fund's custodian at 3:00 p.m., Central time (4:00 p.m., Eastern time), on each Business Day as defined in the Prospectus. In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Trustees of the Funds will reconsider the time at which net asset value is computed. In addition, the Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

         Portfolio securities of the Fund are valued as follows: (a) securities that are traded on any U.S. or foreign stock exchange or the National Association of Securities Dealers NASDAQ System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ prior to the Fund's valuation time; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked price and securities traded on a foreign exchange will be valued at the official bid price; (b) over-the-counter stocks not quoted on NASDAQ are valued at the last sale price prior to the Fund's valuation time or, if no sale occurs, at the mean between the last bid and asked price; (c) debt securities are valued by a pricing service selected by Kleinwort Benson and approved by the Trustees of the Funds, which prices reflect broker/dealer supplied valuations and electronic data processing techniques if those prices are deemed by Kleinwort Benson to be representative of market values at the Fund's valuation time; (d) options and futures contracts are valued at the last sale price on the market prior to the Fund's valuation time where any such option or futures contract is principally traded; (e) forward foreign currency exchange contracts are valued at their respective current fair market values, supplied by a dealer in such contracts prior to the Fund's valuation time, determined on the basis of prices supplied by a dealer in such contracts; and (f) all other securities and other assets, including debt securities, for which prices are supplied by a pricing agent but are not deemed by Kleinwort Benson to be representative of market values, but excluding money market instruments with a remaining maturity of sixty days or less and including restricted securities and securities for which no market quotation is available, are valued at fair value as determined in good faith pursuant to procedures established by the Trustees of the Funds, including use of a valuation committee. Money market instruments held by the Fund with a remaining maturity of sixty days or less will be valued by the amortized cost method.

         Fund securities traded on more than one United States national securities exchange or foreign securities exchange are valued at the last sale price on each business day prior to the Fund's valuation time on the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the rates of such currencies against U.S. dollars last quoted by any major bank between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Trustees of the Funds.

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



         Trading in securities on European and Far Eastern securities exchanges and on over-the-counter markets is normally completed well before the close of business on each business day of the Funds. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in the United States. Furthermore, trading takes place in various foreign markets on days which are not business days in the United States and days on which the Fund's net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the Fund's valuation time will not be reflected in the Fund's calculation of net asset values unless Kleinwort Benson deems that the particular event would materially affect net asset value, in which case an adjustment will be made.

         The proceeds received by the Fund and each additional portfolio established by the Trustees of the Funds for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of such Fund will be segregated on the books of account, and will be charged with the liabilities of such Fund and a share of the general liabilities of the Funds. Expenses with respect to the Fund are generally allocated in proportion to the net asset values of the respective portfolios except where allocations of direct expenses can otherwise be fairly made. In addition, certain distribution, administration and service fees will be borne exclusively by the class to which they relate.


            MATTERS RELATING TO CLASS A SHARES AND CLASS B SHARES

         As distributor, the Distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Fund (excluding preparation and printing expenses necessary for the continued registration of the Fund's shares) and of printing and distributing all sales literature. The Distributor is entitled to the payment of a front-end sales charge on the sale of Class A Shares of the Fund as described in the Prospectus for such Shares. The Distributor is also entitled to the payment of a contingent deferred sales charge upon redemption of Class B Shares of the Fund as described in the Prospectus for such Shares.

         The Distributor is also entitled to payment by the Trust for distribution in addition to the sales charges described in the Prospectuses. Under the Trust's Distribution Plan for Class A Shares, the Trust pays fees for the provision of services by Service Organizations (which may include the Distributor itself), persons ("Clients") for whom the Service Organization is the dealer of record or holder of record or with whom the Service Organization has a servicing relationship. Under the Trust's Distribution Plan for Class B Shares of the Fund, the Trust may pay the Distributor for (a) expenses incurred in connection with advertising and marketing shares of the Fund, including but not limited to any advertising or marketing via radio, television, newspapers, magazines, telemarketing or direct mail solicitations; (b) fees for services rendered with respect to Class B Shares similar to those services described above with respect to Class A Shares; (c) expenses incurred in preparing, printing and distributing Prospectuses (except those used for regulatory purposes or for distribution to existing shareholders) and in implementing and operating the Distribution Plan; and (d) interest on amounts expended by the Distributor that are not immediately repaid by the Trust (to the extent approved by the Board of Trustees and permitted by published positions of the Securities and Exchange Commission).

         Services provided by Service Organizations pursuant to the Distribution Plans may include, among other things: (i) establishing and maintaining accounts and records relating to Clients that beneficially own Class A or Class B Shares; (ii) processing dividend and distribution payments on


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




behalf of Clients; (iii) providing information periodically to Clients regarding their Share positions; (iv) arranging for bank wires; (v) responding to Client inquiries concerning their investments in Shares; (vi) providing the information to the Fund necessary for accounting or subaccounting; (vii) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Clients; (viii) assisting in processing exchange and redemption requests from Clients; (ix) assisting Clients in changing dividend options, account designations and addresses; and
(x) providing other similar services.

         The Distribution Plan for Class A Shares provides that the Distributor is entitled to receive distribution payments on a monthly basis at an annual rate not exceeding .25% of the average daily net assets during such month of the outstanding Shares to which a particular Plan relates. If in any month the Distributor expends or is due more monies than can be immediately paid due to this percentage limitation, the unpaid amount is carried forward from month to month while the Distribution Plan is in effect until such time, if ever, when it can be paid in accordance with such percentage limitation. Conversely, if in any month the Distributor does not expend the entire amount then available under a Plan, and assuming that no unpaid amounts have been carried forward and remain unpaid, then the amount not expended will be a credit to be drawn upon by the Distributor to permit future payment. However, any unpaid amounts or credits due under a Distribution Plan may not be "carried forward" beyond the end of the fiscal year in which such amounts or credits due are accrued.

         The Distribution Plan for Class B Shares provides that the Distributor is entitled to receive distribution payments on a monthly basis at an annual rate not exceeding 1.00% of the average daily net assets during such month of the outstanding Shares to which such Plan relates. Not more than 0.25% of such net assets will be used to compensate Service Organizations for personal services provided to Class B Shareholders and/or the maintenance of such shareholders' accounts and not more than .75% of such net assets will be used for promotional and other primary distribution activities.

         Payments made out of or charged against the assets of a particular class of Shares of a particular Fund must be in payment for expenses incurred on behalf of that class. (The Distribution Plans permit, however, joint distribution financing by the Fund or other investment portfolios or companies that are affiliated persons of the Fund, affiliated persons of such a person, or affiliated persons of the Distributor, in accordance with applicable regulations of the Securities and Exchange Commission.)

` Payments for distribution expenses under a particular Distribution Plan are subject to Rule 12b-1 (the "Rule") under the 1940 Act. Payments under the Distribution Plans are also subject to the conditions imposed by Rule 18f-3 under the 1940 Act and a Rule 18f-3 Multiple Class Plan which has been adopted by the Trustees of the Trust for the benefit of the Fund. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of [Trust] shares." The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the Plans provide that a report of the amounts expended under the respective Plans, and the purposes for which such expenditures were incurred, will be made to the Board of Trustees for its review at least quarterly. The Distribution Plans for Class A Shares and Class B Shares provide that they may not be amended to increase materially the costs which Class A or Class B Shares of the Fund may bear for distribution pursuant to the respective Distribution Plans without shareholder approval, and both Plans provide that any other type of material amendment must be approved by a majority of the Board of Trustees, and by a majority of the Trustees who are neither


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




"interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan being amended or in any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments (the "Disinterested Trustees"). In addition, as long as the Distribution Plans for the respective Share classes are in effect, the nomination of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the non-interested Trustees.

         The Board of Trustees of the Trust has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and Class A and Class B Shareholders, respectively. The Plan is subject to annual re-approval by a majority of the Disinterested Trustees of the Trust and are terminable at any time with respect to any Fund by a vote of a majority of such Trustees or, with respect to the Distribution Plan, by vote of the holders of a majority of the applicable Shares of the Fund involved. Any agreement entered into pursuant to the respective Distribution Plan with a Service Organization is terminable with respect to any Fund without penalty, at any time, by vote of a majority of the Disinterested Trustees, by vote of the holders of a majority of the applicable Shares of such Fund, by the Distributor or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

         Banks may act as Service Organizations and receive payments under the Distribution Plan as described. The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. If a bank were prohibited from acting as a Service Organization, changes in the operation of the Funds might occur and a shareholder serviced by such bank might no longer be able to avail himself or herself of any automatic investment or other services than being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of these occurrences.

         The Trust understands that Boatmen's and its affiliates and/or some Service Organizations may charge their clients a direct fee for services in connection with their investments in the Fund. These fees would be in addition to any amounts which might be received under the Plan. Small, inactive long-term accounts involving such additional charges may not be in the best interest of shareholders.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         As described in the Prospectuses for such Shares, Class A Shares and Class B Shares may be purchased directly from the Distributor or by Clients of certain financial institutions such as broker-dealers that have entered into selling and/or servicing agreements with the Distributor ("Service Organizations"). Pilot Shares may be purchased by Boatmen's and its affiliates acting on behalf of themselves and persons maintaining qualified accounts at such institutions, as described in the Prospectus for such Shares. Individuals may not purchase Pilot Shares directly. Boatmen's and its affiliates and Service Organizations may impose minimum customer account and other requirements in addition to those imposed by the Trust and described in the Prospectuses. Depending on the terms of the particular account, these entities may charge their customers fees for automatic investment, redemption and other services. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Boatmen's and its affiliates and Service Organizations are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of shares prior to such purchase.

         Purchase orders will be effected only on business days. Persons wishing to purchase shares through their accounts at a Service Organization (for Class A Shares and Class B Shares, or at


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



Boatmen's or its affiliates (for Pilot Shares), should contact such entity directly for appropriate instructions.

         An investor desiring to purchase Class A Shares or Class B Shares directly from the Trust by wire should request his or her bank to transmit immediately available funds by wire State Street Bank and Trust Company, Boston, MA, ABA # 011000028, Re: PFTC, f/b/o Pilot Funds Incoming Wire Account DDA No. 52165420, for purchase of shares in the investor's name. It is important that the wire include the investor's name, address, and taxpayer identification number, indicate whether a new account is being established or a subsequent payment is being made to an established account and indicate the name of the Fund and the class of shares being purchased. If a subsequent payment is being made, the investor's Fund account number should be included. An investor in Class A Shares or Class B Shares must have completed and forwarded to the Transfer Agent an Account Application including any required signature guarantees, before any redemptions of shares purchased by wire may be processed.

         Class A Shares of the Fund are sold with a front-end sales charge. As described in the Prospectus for Class A Shares of the Fund, a front-end sales charge will not be imposed on certain types of transactions and/or investors (provided the status of the investment is explained at the time of investment). These exemptions to the imposition of a front-end sales charge are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

         Class B Shares of the Fund are sold without a front-end sales charge, but are subject to a contingent deferred sales charge. As described in the Prospectus for Class B Shares, the contingent deferred sales charge is not charged on certain types of redemptions. You must explain the status of your redemption at the time you redeem your shares in order to receive the sales charge exemption.

         Boatmen's and/or the Distributor may charge certain fees for acting as Custodian for IRAs or 401k retirement plans, payment of which could require the liquidation of shares. Consult the appropriate form for a description of these fees. Purchases for IRA accounts or 401k retirement plans will be effective only when payments received by the Transfer Agent are converted into federal funds. Purchases for these plans may not be made in advance of receipt of funds.

SUPPLEMENTARY REDEMPTION INFORMATION

         An investor whose shares are purchased through accounts at Boatmen's or its affiliates or a Service Organization may redeem all or part of his or her shares in accordance with instructions pertaining to such accounts. Shares in the Fund for which orders placed by Boatmen's or its affiliates, a Service Organization or individual investor for wire redemption are received on a business day before the close of regular trading hours on the New York Stock Exchange (currently 3:00 p.m. Central time) will be redeemed as of the close of regular trading on such Exchange and the proceeds of redemption (less any applicable contingent deferred sales charge) will normally be wired in federal funds on the next business day to the commercial bank specified by the individual investor on the Account Application (or other bank of record on the investor's file with the Transfer Agent), or to the Service Organization through which the investment was made. To qualify to use the wire redemption privilege with the Trust, the payment for shares must be drawn on, and redemption proceeds paid to, the same bank and account as designated on the Account Application (or other bank of record as described above). If the proceeds of a particular redemption are to be wired to another bank, the request must be in writing and signature guaranteed. Shares in the Fund for which orders for wire redemption are received by the Trust after the close of regular


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



trading hours on the New York Stock Exchange or on a non-business day will be redeemed as of the close of regular trading on such Exchange on the next day on which shares of the Fund are priced and the proceeds (less any applicable contingent deferred sales charge) will normally be wired in federal funds on the next business day thereafter. Redemption proceeds (less any applicable contingent deferred sales charge) will be wired to a correspondent member bank if the investor's designated bank is not a member of the Federal Reserve System. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account. Proceeds of less than $1,000 will be mailed to the investor's address.

         To change the commercial bank or account designated to receive redemption proceeds from Class A Shares or Class B Shares a written request must be sent to The Pilot Funds, c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219. Such request must be signed by each shareholder, with each signature guaranteed as described in the Fund's Prospectuses. Guarantees must be signed by an authorized signatory and "signature guaranteed" must appear with the signature.

         For processing redemptions or to change wiring instructions with the Trust, the Transfer Agent may request further documentation from corporations, executors, administrators, trustees or guardians. The Transfer Agent will accept other suitable verification arrangements from foreign investors, such as consular verification.

EXCHANGE PRIVILEGE

         The Trust offers an exchange privilege whereby investors may exchange all or part of their Class A Shares for Class A Shares of other investment portfolios of the Trust; Class B Shares for Class B Shares of other investment portfolios of the Trust; and Pilot Shares for Pilot Shares of the other investment portfolios of the Trust. By use of this exchange privilege, the investor authorizes the Transfer Agent to act on telephonic or written exchange instructions from any person representing himself or herself to be the investor and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareholders. For federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares exchanged is more or less than his or her basis in such shares at the time of the transaction.

         Exchange transactions described in Paragraphs A, B and C below will be made on the basis of the relative net asset values per share of the investment portfolios involved in the transaction. Paragraphs A, B and C relate only to whether a front-end sales charge will be imposed, not to whether a particular exchange transaction is permissible or impermissible.

(a) Class A Shares, as well as additional shares acquired through reinvestment of dividends or distributions on such shares, may be exchanged without a front-end sales charge for Class A Shares of any non-money market investment portfolio of the Trust.

(b) Shares of any investment portfolio of the Trust acquired by a previous exchange transaction involving shares on which a front-end sales charge has directly or indirectly been paid (e.g., Class A Shares issued in connection with an exchange transaction involving Class A Shares), as well as additional shares acquired through reinvestment of dividends or distributions on such shares, may be exchanged without a front-end sales charge for Class A Shares of any other non-money market investment portfolio of the Trust. To accomplish


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




         an exchange transaction under the provisions of this Paragraph, investors must notify the Transfer Agent of their prior ownership of shares and their account number.

(c) Class A Shares of any non-money market portfolio acquired in connection with the distribution of assets held in a qualified trust, agency or custodial account maintained with Boatmen's or its affiliates may be exchanged without a front-end sales charge for Class A Shares of any non-money market investment portfolio of the Trust.

         Class B Shares acquired pursuant to an exchange transaction will continue to be subject to a contingent deferred sales charge. However, Class B Shares may be exchanged for other Class B Shares without the payment of a contingent deferred sales charge at the time of exchange. In determining the holding period for calculating the contingent deferred sales charge payable on redemption of Class B Shares, the holding period of the shares originally held will be added to the holding period of the shares acquired through exchange.

         In addition, as described in the Prospectuses, under certain circumstances exchange transactions between Class A Shares and Pilot Shares in the Fund may be permitted without the payment of a front-end sales charge.

         Except as stated above, a front-end sales charge will be imposed when shares of any investment portfolio of the Trust that were purchased or otherwise acquired without a front-end sales charge are exchanged for shares of a non-money market investment portfolio of the Trust subject to such a front-end charge.

         Exchange requests received on a business day prior to the time shares of the investment portfolios involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in the investment portfolios from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new investment portfolio into which the shareholder is investing will also normally be purchased at the net asset value per share next determined coincident to or after the time of redemption. Exchange requests received on a business day after the time shares of the investment portfolios involved in the request are priced will be processed on the next business day in the manner described above.

RIGHT OF ACCUMULATION AND STATEMENT OF INTENTION

         For the purpose of applying the Right of Accumulation or Statement of Intention privileges available to certain Class A Share investors in the Fund as described in the Prospectus, the scale of sales charges applies to purchases of Class A Shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children; or a trustee or other fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code) although more than one beneficiary is involved; or "a qualified group" which has been organized for the purpose of buying redeemable securities of a registered investment company at a discount, provided that the purchases are made through a central administrator or a single dealer, or by other means which result in economy of sales effort or expense. A "qualified group" must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must be able to arrange for mailings to members at reduced or no cost to the Distributor.


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




MISCELLANEOUS

         Certificates for shares will not be issued.

         With respect to the Fund, a "business day" is a day on which the New York Stock Exchange is open for trading, and includes Martin Luther King, Jr. Day, Columbus Day and Veterans Day. The scheduled 1996 holidays on which the New York Stock Exchange is closed are: New Year's Day (observed), President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed).

         The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities Exchange Commission; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the Securities and Exchange Commission has by order permitted such suspension; or (d) an emergency exists as determined by the Securities and Exchange Commission. (The Trust may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         The Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds' Prospectuses from time to time.

IN KIND PURCHASES

         Payment for shares of a Fund may, in the discretion of Boatmen's, be made in the form of securities that are permissible investments for the Fund as described in the Prospectuses. For further information about this form of payment, contact Boatmen's. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

REDEMPTIONS IN KIND

         If the Board of Trustees determines that conditions exist which make payment of redemptions proceeds wholly in cash unwise or undesirable, the Trust may make payment wholly or partly in securities or other property. Such redemptions will only be made in "readily marketable" securities. In such an event, a shareholder would incur transaction costs in selling the securities or other property. Each Fund may commit that it will pay all redemption requests by a shareholder of


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




record in cash, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.


                    CALCULATION OF PERFORMANCE QUOTATIONS

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to Shareholders or prospective investors. These performance figures may be calculated in the following manner:

A. AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return for the periods of one year and the life of the Fund, ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's Shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in the Fund's Shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

         T = (ERV/P)1/n - 1 Where:

         T        =        average annual total return
         P        =        a hypothetical initial investment of $1,000
         n        =        number of years
         ERV      =        ending redeemable value: ERV is the value, at the
                           end of the applicable period, of a hypothetical
                           $1,000 investment made at the beginning of the applicable period.

A. CUMULATIVE TOTAL RETURN is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's Shares and assume that all dividends and capital gains distributions during the period were reinvested in Shares of the applicable Fund. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

         C        =        (ERV/P) - 1
         Where:

         C        =        cumulative total return
         P        =        a hypothetical initial investment of $1,000
         ERV      =        ending redeemable value: ERV is the value, at the
                           end of the applicable period, of a hypothetical
                           $1,000 investment made at the beginning of the applicable period.

A. TOTAL RETURN is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.

A. YIELD is the net annualized yield based on a specified 30-day (or one month) period assuming semi-annual compounding of income. Yield is calculated by dividing the net investment income per Share earned during the period by the maximum offering price per Share on the last day of the period, according to the following formula:

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



                         YIELD  =  2[(a-b + 1)6 - 1]
                                      ---
                                       cd

         Where:

         a        =        dividends and interest earned during the period.
         b        =        expenses accrued for the period (net of
                           reimbursements).
         c        =        the average daily number of Shares outstanding
                           during the period that
                           were entitled to receive dividends.
         d        =        the maximum offering price per Share on the last day
                           of the period.

         Unlike bank deposits or other investments that pay a fixed yield or return for a stated period of time, the return for the Fund will fluctuate from time to time and does not provide a basis for determining future returns. Return is a function of portfolio quality, composition, maturity and market conditions, as well as the expenses allocated to the Fund. The return of the Fund may not be readily comparable to other investment alternatives because of differences in the foregoing variables and the methods used to value portfolio securities, compute expenses and calculate return.


         Average annual total return, cumulative total return, total return and yield are calculated separately for Pilot Shares and Class A Shares. Pilot Shares, Class A and Class B Shares are subject to different fees and expenses and may have different performance for the same period. Performance information is not available for Class B Shares which did not commence operations until
          , 1996.


         For periods prior to July 12, 1993 the performance information for the Pilot International Equity Fund is actually the performance for the Kleinwort Benson International Equity Fund of Kleinwort Benson Investment Strategies, all of the assets of which were acquired by the Pilot International Equity Fund in exchange for Class A Shares in a reorganization effective July 12, 1993. The Pilot International Equity Fund did not commence operations until that date. The Kleinwort Benson International Equity Fund was advised solely by Kleinwort Benson prior to that date.

         The average annual total return for share classes outstanding August 31, 1995 of the Pilot International Equity Fund with respect to Pilot Shares and Class A Shares for the one, five and ten-year periods ended August 31, 1995, assuming such Shares had been outstanding and subject to maximum service fees and that the maximum sales charge had been assessed is shown below:

         For the period prior to July 12, 1993, the information reflects the performance of the Kleinwort Benson International Equity Fund.

                                                        AVERAGE ANNUAL TOTAL RETURN
                                         ---------------------------------------------------
                                         ONE YEAR            FIVE YEARS            TEN YEARS
                                         --------            ----------            ---------
Pilot International Equity Fund

Pilot Shares                                2.08%               4.10%                15.65%

Class A Shares                             -2.81%               2.89%                14.83%


         The average annual total return for share classes outstanding August 31, 1995 of the Fund with respect to Pilot Shares and Class A Shares for the one, five and ten-year periods ended August

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



31, 1995, assuming such Shares had been outstanding and subject to maximum service fees and that no sales charge had been assessed is shown below:

         For the period prior to July 12, 1993, the information reflects the performance of the Kleinwort Benson International Equity Fund.

                                                        AVERAGE ANNUAL TOTAL RETURN
                                         ---------------------------------------------------
                                         ONE YEAR            FIVE YEARS            TEN YEARS
                                         --------            ----------            ---------
Pilot International Equity Fund

Pilot Shares                                2.08%               4.10%                15.65%

Class A Shares                              1.77%               3.83%                15.36%


         From time to time, the Funds may publish an indication of one or more Funds' past performance as measured by independent sources, such as Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal.

                                TAX INFORMATION

         The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification does not involve supervision of management or investment practices by any governmental agency or bureau.

         In order to qualify as a regulated investment company, the Fund must, among other things: (a) derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (such as gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its annual gross income from the sale or other disposition of: (i) stock or securities, (ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies), or (iii) foreign currencies (or foreign currency options, futures or forward contracts) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities), held less than three months (the "30% Limitation"); and (c) diversify its holdings so that, at the end of each quarter of its taxable year:
(i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer.

         The Fund, as a regulated investment company, generally should not be subject to federal income tax on its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and net capital gains (the excess of net long-term capital gains over net short-term capital losses) which are distributed to Shareholders in any taxable year, provided that the Fund distributes at least 90% of its investment

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



company taxable income and its net tax-exempt interest income, if any, each taxable year. In order to avoid a 4% federal excise tax, the Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not taking into account any capital gains or losses) for such year, at least 98% of the excess of its capital gains over its capital losses (adjusted for certain ordinary losses) computed on the basis of the one-year period ending on October 31 of such year, and any ordinary income and capital gains for previous years that were not distributed during those years. A distribution will be treated as having been paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following calendar year. Such distributions will be taxable to Shareholders in the calendar year in which the distributions are declared.

         Dividends paid out of the Fund's investment company taxable income will be treated as ordinary income in the hands of Shareholders. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may qualify for the corporate dividends-received deduction. Distributions of net capital gains, if any, which are designated as capital gain dividends are taxable to Shareholders as long-term capital gain, regardless of the length of time the Shares of the Fund have been held by such Shareholders, and are not eligible for the corporate dividends-received deduction. Net capital gains for a taxable year are computed by taking into account any capital loss carry-forward of the Fund.

         Distributions of investment company taxable income and net capital gains will be taxable as described above, whether received in additional Shares or in cash. Shareholders electing to receive distributions in the form of additional Shares will have a cost basis in each Share so received equal to the net asset value of such Share on the reinvestment date.

         Investments by the Fund in zero coupon securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

         Gain derived by the Fund from the disposition of any market discount bonds (I.E., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price), including tax-exempt market discount bonds, held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

         The taxation of equity options and over-the-counter options on debt securities is governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the

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



option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain options, futures contracts and forward contracts in which the Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

         Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to its Shareholders.

         The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle position.

         Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to Shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         The 30% Limitation and the diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts and forward contracts.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its Shareholders as ordinary income.

         If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to

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



the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its Shareholders.

         The Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund. In order to make this election, the Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. Alternatively, the Fund may be able to elect to mark to market its foreign investment company stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized.

         Any gain or loss realized by a Shareholder upon the sale or other disposition of Shares, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the Shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including Shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Shareholder on a disposition of Shares held by the Shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the Shareholder with respect to such Shares.

         The Fund may be subject to foreign withholding taxes on its investments in certain securities of foreign entities. These taxes may be reduced under the terms of applicable tax treaties, and the Fund intends to satisfy any procedural requirements to qualify for benefits under these treaties. In the event that more than 50% of the value of its total assets at the close of a taxable year is composed of stock or securities of foreign corporations, a Fund may make an election under Code Section 853 to permit its Shareholders (subject to limitations) to claim a credit or deduction on their federal income tax returns for their pro rata portion of qualified taxes paid by that Fund in foreign countries. In the event such an election is made, Shareholders would be required to include their pro rata portion of such taxes in gross income and may be entitled to claim a foreign tax credit or deduction for the taxes, subject to certain limitations under the Code. Shareholders who are precluded from taking such credits or deductions will nevertheless be taxed on their pro rata share of the foreign taxes included in their gross income, unless they are otherwise exempt from federal income taxes.

         The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions (except in the case of certain exempt Shareholders). Under the backup withholding provisions of Code Section 3406, all such distributions may be subject to withholding of federal income tax at the rate of 31%. This tax generally would be withheld if: (a) the payee fails to furnish the Fund with the payee's taxpayer identification number ("TIN") under penalties of perjury, (b) the IRS notifies the Fund that the TIN furnished by the payee is incorrect, (c) the IRS notifies the Fund that the payee has failed to properly report interest or dividend income to the IRS, or
(d) when required to do so, the payee fails to certify under penalties of perjury that it is not subject to backup withholding. An individual's TIN

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



is his or her social security number. The Funds may refuse to accept an application that does not contain any required TIN or certification that the number provided is correct. If the withholding provisions are applicable, any distributions, whether taken in cash or reinvested in Shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's U.S. federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

         All distributions, whether received in Shares or cash, must be reported by each Shareholder on his or her federal income tax return. Each Shareholder should consult his or her own tax adviser to determine the state and local tax consequences of an investment in the Fund.

         The foregoing discussion relates solely to U.S. federal income tax law as it applies to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Each Shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of Shares of the Fund, including the possibility that such a Shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable U.S. income tax treaty) on certain distributions.

STATE AND LOCAL

         The Fund may be subject to state or local taxes in jurisdictions in which the Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of the Fund and its Shareholders under such laws may differ from their treatment under Federal income tax laws. Also, an investment in the Fund may have different tax consequences for Shareholders than would a direct investment in the securities held by the Fund. Shareholders should consult their own tax advisers concerning these matters. For example, in such states or localities, it may be appropriate for Shareholders to review with their tax advisers the state income tax consequences of investment by the Fund in securities issued or guaranteed as to principal and interest by the U.S. Government or its various agencies or instrumentalities, portfolio repurchase agreements, and securities loans.

                       ORGANIZATION AND CAPITALIZATION


         The Pilot Funds is a Massachusetts business trust established under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated July 15, 1982, as amended (the "Declaration of Trust") under the name Centerland Fund. On June 1, 1994, the name of the Funds was changed to The Pilot Funds. Each Shareholder is deemed to have expressly assented and agreed to the terms of the Declaration of Trust and is deemed to be a party thereto. The authorized capital of the Funds consists of an unlimited number of units of beneficial interest which are referred to as "Shares" in this Statement of Additional Information. The Trustees have authority under the Declaration of Trust to create and classify Shares of beneficial interest in separate series ("Funds") without further action by Shareholders. The Trustees have established twelve Funds, one of which is offered herein and known as the Pilot International Equity Fund. Each Share of the Fund has a par value of $.001. It represents an equal proportionate interest in the Fund with each other Share, and is entitled to such distributions out of the income belonging to the Fund as are declared by the Trustees. Upon the liquidation of the Fund, Shareholders thereof are entitled to share pro rata in the net assets belonging to the Fund available for distribution. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series or Fund of Shares into one or more classes. The Trustees have authorized the issuance of three classes of Fund:
Pilot Shares, Class A Shares and Class B Shares. Each Pilot Share, Class A Share and Class B Share is entitled to one vote per Share; however, separate votes will be taken by the Fund or one of its classes on matters affecting only the Fund or that particular class or as otherwise required by law. Fractional Shares are entitled to proportionate


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fractional votes. Shares have neither cumulative voting rights nor any preemptive, subscription, or conversion rights (the right of redemption is described under "Transaction Rules" and "How to Sell Shares" in the Prospectus). Shares when issued as described herein are fully paid and nonassessable, except as expressly set forth below. For information relating to possible mandatory redemption of Shares at the option of the Funds, see "Transaction Rules" and "How to Sell Shares" in the Prospectus. The Trust Agreement provides for Shareholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of Shareholders, if any, called for the purpose of considering the election or reelection of the Trustee or successor thereto, and until the election and qualification of his successor, if any, elected at that meeting, or until the Trustee sooner dies, resigns, retires or is removed by the Shareholders or two-thirds of the Trustees.

         As of the date of this Statement of Additional Information, the Trustees and officers of the Funds owned beneficially less than 1% of the outstanding shares of the Fund.

SHAREHOLDER AND TRUSTEE LIABILITY

         The Pilot Funds is an entity of the type commonly known as a "Massachusetts business trust," which is the form in which many mutual funds are organized. Shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of Shareholder liability for acts or obligations of the Funds. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a Shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against a Shareholder for any act or obligation of the Funds, and satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Fund is unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of Shareholders is not material.

         The Declaration of Trust provides that the Trustees of the Funds shall not be liable for any action taken by them in good faith, and that they shall be fully protected in relying in good faith upon the records of the Funds and upon reports made to the Funds by persons selected in good faith by the Trustees as qualified to make such reports. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust provides that the Funds will indemnify Trustees and officers of the Funds against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their positions with the Funds, unless it is determined, in the manner provided in the Declaration of Funds, that they have not acted in good faith in the reasonable belief that, in the case of conduct in their official capacity with the Funds, their conduct was in the best interests of the Funds and that, in all other cases, their conduct was at least not opposed to the best interest of the Funds (and that, in the case of any criminal proceeding, they had no reasonable cause to believe that the conduct was unlawful). However, nothing in the Declaration of Trust or the By-Laws protects or indemnifies Trustees or officers against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

                         CUSTODIAN AND SUBCUSTODIANS

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 is the custodian of the Fund's assets and also maintains the Funds' accounting records. State Street has established a network of foreign subcustodians to hold certain foreign securities

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



purchased by the Fund, and The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675, as subcustodian to hold cash and handle certain wire receipts and transfers of funds.

                     INDEPENDENT ACCOUNTANTS AND COUNSEL

         Arthur Andersen LLP, independent public accountants, One International Place, Boston, Massachusetts 02110, have been selected as auditors of the Fund. In addition to providing audit services, Arthur Andersen LLP prepares the Funds' federal and state tax returns and provides consultation and assistance on accounting, internal control and related matters. The financial statements and related report of Arthur Andersen LLP contained in the 1995 Annual Report of the Funds and the financial statements and related report of Ernst & Young LLP, independent auditors, contained in the 1992 Annual Report of Kleinwort Benson Investment Strategies relating to its Kleinwort Benson International Equity Fund series, are hereby incorporated by reference.

         Goodwin, Procter & Hoar, Exchange Place, Boston, Massachusetts 02109, serves as general counsel to the Funds.

                                        MISCELLANEOUS

         The following table indicates each additional person known by the Fund to own beneficially 5% or more of the Class A Shares as of December 12, 1995.

                                                                                  PERCENT OF TOTAL OUTSTANDING
NAME AND ADDRESS                           NUMBER OF SHARES                              SHARES OF CLASS
----------------                           ----------------                       ----------------------------
Blush & Co.                                    139,154                                          8%
P. O. Box 976
New York, NY 10268

Fox & Co.                                      100,851                                          6%
P. O. Box 976
New York, NY 10268

                             FINANCIAL STATEMENTS

         The financial statements and related report of Arthur Andersen LLP contained in the 1995 Annual Report of the Funds are hereby incorporated by reference and attached hereto.

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                                   APPENDIX
                      DESCRIPTION OF SECURITIES RATINGS

MOODY'S INVESTORS SERVICE, INC.

         AAA: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long-term risks appear somewhat larger than with Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         BAA: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers, 1, 2, and 3 in the Aa, A and Baa categories. The modifier 1 indicates that the security ranks in the higher end of the applicable category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the category.

         Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). The distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

                  MIG-1--Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

                  MIG-2--Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

         A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the

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issuer in the event the demand is not met. VMIG-1, VMIG-2 and VMIG-3 ratings carry the same definitions as MIG-1, MIG-2 and MIG-3, respectively.

STANDARD & POOR'S CORPORATION

         AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. This rating indicates an extremely strong capacity to pay interest and repay principal.

         AA: Debt rated AA also has a very strong capacity to pay interest and repay principal, and in the majority of instances it differs from AAA issues only in small degree. The ratings in AA may be modified by the addition of a plus ("+") or minus ("-") sign to show relative standing within the major rating categories.

         A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Municipal notes issued since July 29, 1984 are rated "SP-1," "SP-2," and "SP-3." The designation SP-1 indicates a very strong capacity to pay principal and interest. A plus ("+") sign is added to those issues determined to possess overwhelming safe characteristics. An SP-2 designation indicates a satisfactory capacity to pay principal and interest, while an SP-3 designation indicates speculative capacity to pay principal and interest.

DUFF & PHELPS

         AAA: Instruments rated AAA are of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+, AA, AA-: Instruments bearing these designations are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A+, A, A-: Protection factors for instruments bearing these designations are average but adequate. However, risk factors are more variable and greater in period of economic stress.

         BBB+, BBB, BBB-: Protection factors for instruments bearing these designations are below average but still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

         Preferred stocks are rated on the same scale as bonds but the preferred rating gives weight to its more junior position in the capital structure. Structured Financings are also rated on this scale.

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FITCH INVESTORS SERVICE, INC.

         AAA: Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA: Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

         A: Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB: Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefor impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Plus ("+") and minus ("-") signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used within the "AAA" category. Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evaluating," where ratings may be raised or lowered. FitchAlert is relatively short-term and should be resolved within 12 months.

IBCA, INC.

         AAA: Obligations rated AAA are obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic, or financial conditions are likely to increase investment risk significantly.

         AA: Obligations rated AA are obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A: Obligations rated A are obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic, or financial conditions may lead to increased investment risk.

         BBB: Obligations rated BBB are obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

         "+" or "-" may be appended to denote relative status within major rating categories. Rating Watch highlights an emerging situation which may materially affect the profile of a rated corporation.

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                   DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICES, INC.

         P-1: Issuers have a superior capacity for repayment of short-term promissory obligations. Prime-1 or P-1 repayment capacity will normally be evidenced by the following characteristics:

         Leading market positions in well established industries.

         High rates of return on funds employed.

         Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         Well-established access to a range of financial markets and assured sources of alternate liquidity.

         P-2: Issuers have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         P-3: Issuers have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION

         A-1: Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus ("+") sign designation.

         A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

DUFF & PHELPS

         DUFF 1 plus: These instruments bear the highest certainty of timely payment. Short-term liquidity including internal operating factors and/or ready access to alternative sources of funds, is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         DUFF 1: These instruments bear very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are minor.

         DUFF 1 MINUS: These instruments bear high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

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


         DUFF 2: These instruments bear good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         DUFF 3: These instruments bear satisfactory liquidity and other protection factors which qualify an issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         No ratings are issued for companies whose paper is not deemed to be of investment grade.

FITCH INVESTORS SERVICE, INC.

         F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

         F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

         F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

         LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

IBCA, INC.

         A1+: Obligations supported by the highest capacity for timely repayment.

         A1: Obligations supported by a very strong capacity for timely repayment.

         A2: Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

         B1: Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

         "+" or "-" may be appended to denote relative status within major rating categories. Rating Watch highlights an emerging situation which may materially affect the profile of a rated corporation.

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                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)      FINANCIAL STATEMENTS

         The Financial Statements filed as part of this Registration Statement are as follows:

                  Included in the Prospectus:

                  - Financial Highlights

                  Included in the Statements of Additional Information:

                  - Portfolio of Investments for the fiscal year ended August
                    31, 1995

                  - Statements of Assets and Liabilities for the fiscal year ended August 31, 1995

                  - Statements of Operations for the fiscal year ended August
                    31, 1995

                  - Statements of Changes in Net Assets for the fiscal year
                    ended August 31, 1995

                  - Notes to Financial Statements for the fiscal year ended
                    August 31, 1995

(b)      EXHIBITS

         The following exhibits are incorporated herein by reference unless otherwise noted or are not required to be filed:

         1(a). Agreement and Declaration of Trust, dated July 15, 1982, filed as
         Exhibit 1 to Registrar's Registration Statement on Form N-1A.


         1(b). Amendment to Agreement and Declaration of Trust, dated August 4, 1982 - filed herewith.


         1(c). Amendment to Agreement and Declaration of Trust, dated October 27, 1989, filed as Exhibit

         1(b) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.


         1(d). Amendment to Agreement and Declaration of Trust, dated January 2, 1991 - filed herewith.


         1(e). Amendment to Agreement and Declaration of Trust to Establish and Designate Shares of the Short-Term Tax-Exempt Portfolio, filed as
         Exhibit 1(f) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A.


         1(f). Amendment to Agreement and Declaration of Trust to Permit Trustees to Establish a Mandatory Retirement Age for Trustees, dated July 2, 1991 - filed herewith.


         1(g). Amendment to Agreement and Declaration of Trust to Establish and Designate Units of the Taxable Bond Portfolio, Intermediate-Term Tax-Exempt Portfolio, Tax-Exempt Portfolio, Equity Income Portfolio and International Equity Portfolio - filed herewith.

1(h). Amendment to Agreement and Declaration of Trust to Redesignate Units of the Taxable Bond Portfolio, Intermediate-Term Tax-Exempt Portfolio, Tax-Exempt Portfolio, filed as Exhibit 1(h) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A.

1(i). Amendment to Agreement and Declaration of Trust to Establish and Designate Shares of the Short-Term Tax-Exempt Diversified Portfolio, filed as Exhibit 1(i) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A.

1(j). Amendment to Agreement and Declaration of Trust to Redesignate Shares of the International Equity Portfolio, filed as Exhibit 1(j) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A.

1(k). Amendment to Agreement and Declaration of Trust, dated May 27, 1994, to Change the Name of the Trust and to Redesignate Shares and Classes, filed as
Exhibit 1(k) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A.

1(m). Redesignation of Series, Designation of New Series and Designation of New Classes, Filed as Exhibit 1(m) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A.


1(n) Amendment to Agreement and Declaration of Trust to Redesignate Shares of the Pilot Short-Term Tax-Exempt Fund to be known as Shares of the Pilot Missouri Short-Term Tax-Exempt Fund - filed herewith.

1(o). Amendment to Agreement and Declaration of Trust to designate Shares of Small Capitalization Equity Fund - filed herewith.


2(a). By-Laws, filed as Exhibit 2 to Registrant's Registration Statement on Form N-1A.

2(b). Amendment to Section 6.3 of the By-Laws, filed as Exhibit 2(a) to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.

2(c). Amendment to Section 3.7 of the By-Laws, filed as Exhibit 2(b) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.


2(d). Amendment to the By-Laws adding Section 3.10 - filed herewith.


3. Not applicable.

5(a). Investment Advisory Agreement dated June 1, 1994 between Registrant, on behalf of the Short-Term Diversified Assets Portfolio, and Boatmen's Trust Company, filed as Exhibit 5(a) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A.

5(b). Investment Advisory Agreement dated June 1, 1994 between Registrant, on behalf of the Short-Term U.S. Treasury Portfolio, and Boatmen's Trust Company, filed as Exhibit 5(b) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A.

5(c). Advisory Agreement between Registrant, on behalf of the Centerland Kleinwort Benson International Equity Portfolio, and Boatmen's Trust Company, filed as Exhibit 5(h) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A.

5(d). Investment Management Agreement among Registrant, on behalf of the Centerland Kleinwort Benson International Equity Portfolio, Boatmen's Trust Company and Kleinwort Benson International Investment Limited, filed as Exhibit 5(i) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A.

5(e). Investment Advisory Agreement between Registrant on behalf of the Pilot Small Capitalization Equity Fund, and Boatmen's Trust Company - to be filed by Amendment.

6. Distribution Agreement dated as of March 31, 1994 between Registrant and Concord Financial Group, Inc., filed as Exhibit 6 to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A.

7. Not Applicable.

8(a). Custodian Agreement dated November 24, 1982 between Registrant and State Street Bank and Trust Company, filed as Exhibit 8 to Post-effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.

8(b). Letter agreement dated November 24, 1982 between Registrant and State Street bank and Trust Company pertaining to fees payable by Registrant pursuant to the Custodian Agreement, filed as Exhibit 8(a) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A.

8(c). Letter Agreement dated April 4, 1983 between Registrant and State Street Bank & Trust Company pertaining to the latter's designation of Bank of America, N.t. and S.A. as its sub-custodian and certain other matters, filed as Exhibit 8(b) to Post-Effective Amendment No. 1 to Registrant's Statement on Form N-1A.

8(d). Form of Amendment No. 1 dated January 1, 1985 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, filed as Exhibit 8(d) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A.

8(e). Form of Amendment No. 2 dated March 21, 1985 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, filed as Exhibit 8(e) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A.

8(f). Letter Agreement dated August 19, 1986 between Registrant and State Street Bank and Trust Company pertaining to fees payable by Registrant pursuant to the Custodian Agreement between Registrant and State Street Bank and Trust Company, filed as Exhibit 8(e) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A.

8(g). Writing Agreement dated June 20, 1987 among State Street Bank and Trust Company, the Northern Trust Company, and Goldman, Sachs & Co., filed as Exhibit 8(f) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.

8(h). Form of Letter Agreement between Registrant and State Street Bank and Trust Company pertaining to the latter's designation of Security Pacific National Bank as its subcustodian and certain other matters, filed as Exhibit 8(g) to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A.

8(i). Amendment dated October 20, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company relating to the use of securities depositories, filed as Exhibit 8(h) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

8(j). Amendment dated December 6, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company pertaining to the appointment of foreign sub-custodians and certain other matters, filed as Exhibit 8(i) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

8(k). Amendment dated April 19, 1989 to the Custodian Agreement between Registrant and State Street Bank and Trust Company relating to so-called "street delivery" custom, filed as Exhibit 8(j) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

8(l). Amendment dated September 1, 1989 to the Custodian Agreement between Registrant and State Street Bank and Trust Company relating to the indemnification of The Northern Trust Company, filed as Exhibit 8(k) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

8(m). Amendment dated September 1, 1989 to the Wiring Agreement among State Street Bank and Trust Company, Goldman, Sachs & Co. and The Northern Trust Company, filed as Exhibit 8(l) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

8(n). Subcustody Contracts on behalf of the Short-Term Tax-Exempt Portfolio between (a) State Street Bank and Trust Company and Manufacturers Hanover Trust Company; and (b) State Street Bank and Trust Company and Security Pacific National Bank, filed as Exhibit 8 to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A.

9(a). Sub-Administration Agreement dated March 31, 1994 between Concord Holding Corporation and Goldman, Sachs & Co., filed as Exhibit 9(b) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A.

9(b). Transfer Agency Agreement dated as of June 1, 1994 between Registrant and Concord Financial Services, Inc., filed as Exhibit 9(c) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A.

9(d). Administration Plan of Registrant with respect to the Administration Class of shares dated May 19, 1991, as revised October 13, 1992, as further revised March 4, 1994 to be effective March 31, 1994, filed as Exhibit 9(e) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A.

9(e). Form of Agreement between Registrant and Service Organizations with respect to the Administration Plan, filed as Exhibit 9(f) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A.

9(f). Form of Agreement and Plan of Reorganization between Registrant, Kleinwort Benson Investment Strategies Fund and Kleinwort Benson International Investment Limited, filed as Exhibit 9(e) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A.

10(a). Opinion of Dechert Price & Rhoads, Counsel to Registrant, filed with Registrant's Notice pursuant to Rule 24f-2 on October 30, 1995.

10(b). Opinion of Goodwin, Procter & Hoar - Filed herewith.

11. Consents of Arthur Andersen LLP and Ernst & Young LLP - Filed herewith.

12. Not Applicable.

13. Not Applicable.

15(a). Service Plan of Registrant with respect to the Service Class of Shares dated May 1, 1991, as revised effective July 1, 1993, as further revised March 4, 1994 to be effective March 31, 1994, filed as Exhibit 15(a) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A.

15(b). Form of Agreement between Registrant and Service Organizations with respect to the Service Plan, filed as Exhibit 15(b) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A.

15(c). Distribution Plan for Class A Shares adopted July 25, 1994, filed as
Exhibit 15(c) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A.

15(d). Agreement between Concord Financial Group, Inc. and Service Organizations with respect to the Distribution Plan for Class A Shares, filed as Exhibit 15(d) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A.

15(e). Distribution Plan for Class B Shares adopted July 25, 1994, filed as
Exhibit 15(e) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A.

15(f). Form of Agreement between Concord Financial Group, Inc. and Service Organizations with respect to the Distribution Plan for Class B Shares, filed as
Exhibit 15(f) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A.

17. Financial Data Schedule for Registrant's fiscal year ended August 31, 1995, filed as Exhibit 17 to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A.

18. Rule 18f-3 Multiple Class Plan - filed as Exhibit 6(b) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES AS OF DECEMBER 14, 1995

         Fund Name                                    Total Active Shareholders
         ---------                                    -------------------------
            Municipal Bond
           Pilot Shares                                             21
           Class A Shares                                           27
           Class B Shares                                           19

         Intermediate Municipal Bond
            Pilot Shares                                             3
            Class A Shares                                           6
            Class B Shares                                         N/A

         U.S. Government Securities
            Pilot Shares                                             4
            Class A Shares                                          14
            Class B Shares                                          18

         Intermediate U.S. Government Securities
            Pilot Shares                                            13
            Class A Shares                                          27
            Class B Shares                                         N/A

         Equity Income
            Pilot Shares                                             3
            Class A Shares                                          53
            Class B Shares                                          74

         Growth & Income
            Pilot Shares                                            15
            Class A Shares                                         181
            Class B Shares                                          90

         Pilot Short Term Diversified Assets Fund
            Pilot Shares                                             5
            Administrative Shares                                  420
            Investor Shares                                        272

         Pilot Short Term U.S. Treasury Fund
            Pilot Shares                                             6
            Administration Shares                                  351
            Investor Shares                                        645

         Pilot Missouri Tax Exempt Fund
            Pilot Shares                                           352
            Administration Shares                                   15
            Investor Shares                                         48

         Pilot Short Term Tax Exempt Diversified Fund
            Pilot Shares                                             1
            Administration Shares                                   23
            Investor Shares                                          1

Pilot International Equity Fund
  Pilot Shares                                  17
  Class A Shares                             1,160

      Total:                                 3,884



ITEM 27.  INDEMNIFICATION.

     Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of the Registrant's Trustees and officers under certain circumstances. A copy of such Agreement and Declaration of Trust was filed as
Exhibit 1 to Registrant's Statement on Form N-1A.


     Paragraph 8 of each Investment Advisory Agreement between the Registrant and Boatmen's Trust Company (other than the Advisory Agreement with respect to the Pilot International Equity Fund) provides for indemnification of Boatmen's Trust Company or, in lieu thereof, contribution by the Registrant, under certain circumstances. Copies of the Advisory Agreements for the Short-Term Diversified Assets, Short-Term U.S. Treasury, Short-Term Tax Exempt Diversified, and Short-Term Tax Exempt were filed as Exhibits 5(a), 5(b), 5(c), 5(d), to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A. A copy of the Investment Advisory Agreement for the Growth and Income, Equity Income, Intermediate U.S. Government Securities, U.S. Government Securities, Intermediate Municipal Bond and Municpal Bond Portfolios are to be filed in a Post-Effective Amendment to the Registrant's Registration Statement on Form N-1A.


     Paragraph 7 of the Advisory Agreement between the Registrant and Boatmen's Trust Company with respect to the Pilot Kleinwort Benson International Equity Fund provides for indemnification of Boatmen's Trust Company or, in lieu thereof, contribution by the Registrant, under certain circumstances. A copy of the Advisory Agreement was filed as Exhibit 5(h) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A.

      Kleinwort Benson International Equity Fund, Boatmen's Trust Company and Kleinwort Benson Investment Management Americas Inc. (formerly Kleinwort Benson International Investment Limited) provides for indemnification of Kleinwort Benson Investment Management Americas Inc. or, in lieu thereof, contribution by the Registrant, under certain circumstances. A copy of the Investment Management Agreement was filed as Exhibit 5(i) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A.


      Article V, Section 3, of the Distribution Agreement between Registrant and Pilot Funds Distributors, Inc. or its affiliate Concord Financial Group, Inc. provides for the indemnification of Pilot Funds Distributors, Inc. or its affiliate Concord Financial Group under certain circumstances. A copy of the Distribution Agreement was filed as Exhibit 6 to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A.


     Investment Company Professional Liability Policy purchased jointly by Registrant, Concord Holding Corporation and Pilot Funds Distributors, Inc. or its affiliate Concord Financial Group, Inc. insure such entities and their respective trustees, directors, officers and employees, subject to the policies' coverage limits and exclusions and varying deductibles, against loss under certain circumstances.


     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securites and Exchange Commission such indeminification is against public policy as experessed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

     The business and other connections of the directors and officers of Kleinwort Benson Investment Management Americas Inc. formerly Kleinwort Benson International Investment Limited ("KBI") are listed in the Form ADV of Kleinwort Benson Investment Management Americas, Inc. as currently on file with the Commission (File No. 801-15027), the text of which is hereby incorporated by reference.

      The business and other connections of the directors and certain senior executive officers of Boatmen's Trust Company are:

                        POSITION WITH
                       BOATMEN'S TRUST
NAME                      COMPANY       POSITION AND NAME OF OTHER BUSINESS
----                      -------       -----------------------------------


Howard F. Baer            Director      Retired
                                        32 North Kings Highway, Suite 504
                                        St. Louis, Missouri 63108

Clarence C. Barksdale     Director      Vice Chairman
                                        Washington University
                                        7425 Forsyth Boulevard
                                        Campus Box 1227
                                        St. Louis, Missouri 63105

Gerald D. Blatherwick     Director      Retired
                                        26 Fordyce Lane
                                        St. Louis, Missouri 63124

Stephen F. Brauer         Director      President
                                        Hunter Engineering Company
                                        11250 Hunter Drive
                                        Bridgeton, Missouri 63004

Mary L. Burke, Ph.D.      Director      Head of School
                                        Whitfield School
                                        175 South Mason Road
                                        St. Louis, Missouri 63141

George K. Conant          Director      Tri-Star Supply, Inc.
                                        10435 Baur Boulevard
                                        St. Louis, Missouri 63132

Andrew B. Craig, III      Director      Chairman and Chief Executive Officer
                                        Boatmen's Bancshares, Inc.
                                        One Boatmen's Plaza
                                        St. Louis, Missouri 63101

Donald Danforth, Jr.      Director      President
                                        Danforth Agri-Resources Inc.
                                        700 Corporate Park Drive, Suite 330
                                        St. Louis, Missouri 63105-4209

Martin E. Galt, III       Director and  Chairman of the Board, President, and
                          President     Chief Executive Officer
                                        Boatmen's Trust Company
                                        100 North Broadway
                                        St. Louis, Missouri 63102

A. William Hager          Director      Chairman of the Board
                                        Hager Hinge Company
                                        139 Victor Street
                                        St. Louis, Missouri 63104

Samuel B. Hayes, III      Director      President, Boatmen's Bancshares, Inc.
                                        The Boatmen's National Bank of St. Louis
                                        One Boatmen's Plaza
                                        St. Louis, Missouri 63101

Robert E. Kresko          Director       Pierre Laclede Center
                                         7701 Forsyth, Suite 680
                                         St. Louis, Missouri 63105

John Peters McCarthy      Director       Retired
                                         6 Robin Hill Lane
                                         St. Louis, Missouri  63124

James S. McDonnell, III   Director       Retired
                                         40 Glens Eagles Drive
                                         St. Louis, Missouri 63124

John B. McKinney          Director       President, Chief Executive Officer
                                         Laclede Steel Company
                                         One Metropolitan Square, 15th Floor
                                         St. Louis, Missouri 63102

Reuben M. Morriss, III    Director       Retired
                                         10048 Litzsinger Road
                                         St. Louis, Missouri  63124

William C. Nelson         Director       Chairman, President and Chief Executive Officer
                                         Boatmen's First National Bank of Kansas City
                                         10th & Baltimore
                                         P.O. Box 419038
                                         Kansas City, Missouri 64183

William A. Peck, M.D.     Director       Executive Vice Chancellor and Dean
                                         Washington University School of Medicine
                                         660 South Euclid Avenue, Box 8106
                                         St. Louis, Missouri 63110

W. R. Persons             Director       200 South Bemiston Avenue
                                         Suite 308
                                         St. Louis, Missouri 63105

Jerry E. Ritter           Director       Executive Vice President, Chief Financial Officer
                                         and Chief Administrative Officer
                                         Anheuser-Busch Companies, Inc.
                                         One Busch Place
                                         St. Louis, Missouri 63118

Louis S. Sachs            Director       Chairman
                                         Sachs Properties, Inc.
                                         P.O. Box 7104
                                         St. Louis, Missouri 63177

Hugh Scott, III           Director       Chairman and Chief Executive Officer
                                         Western Diesel Services, Inc.
                                         101 South Hauley, Suite 1910
                                         St. Louis, Missouri 63105

Richard W. Shomaker       Director       Retired
                                         14181 Woods Mill Cove
                                         Chesterfield, Missouri  63017

Brice R. Smith, Jr.       Director       Chairman of the Board
                                         Sverdrup Corporation
                                         13723 Riverport Drive
                                         Maryland Heights, Missouri 63043

William D. Stamper        Director                President
                                                  William D. Stamper Company
                                                  7777 Bonhomme, Suite 1006
                                                  St. Louis, Missouri 63105

Janet M. Weakley          Director                President
                                                  Janet McAfee Inc. Real Estate
                                                  9889 Clayton Road
                                                  St. Louis, Missouri 63124

Gordon E. Wells           Director                Retired
                                                  3121 West 67th Terrace
                                                  Shawnee Mission, Kansas 66208

Eugene F. Williams, Jr.   Director                Retired
                                                  515 Olive Street, Suite 1505
                                                  St. Louis, Missouri 63101


ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) Pilot Funds Distributors, Inc., which is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, will act as exclusive distributor for the Registrant. The distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.

    (b) To the best of Registrant's knowledge, the directors and officers of PFD are as follows:

NAMES                              POSITIONS AND OFFICES WITH                POSITIONS AND
PRINCIPAL BUSINESS ADDRESSES       CONCORD FINANCIAL GROUP, INC.             OFFICES WITH REGISTRANT
----------------------------       -----------------------------             -----------------------

Richard E. Stierwalt               Chairman and                              None
125 West 55th Street               Chief Executive Officer
New York, New York 10019

William B. Blundin                 Director and Vice Chairman                None
125 West 55th Street
New York, New York 10019

Richard E. Dickinson               Director                                  None
235 Montgomery Street
San Francisco, CA 94104

Standish O'Grady                   Director                                  None
One Bush Street
San Francisco, CA 94104

Timothy M. Spicer                  Managing Director                         None
235 Montgomery Street
San Francisco, CA 94104

Mary Mugurdichian                  Managing Director                         None
125 West 55th Street
New York, NY 10019

Susan L. West                      Chief Operating Officer                   President
125 West 55th Street
New York, New York 10019

Ann Bergin                         Vice President                            Vice President
125 West 55th Street
New York, New York 10019

Irimga McKay                       Senior Vice President                     None
1230 Columbia Street
Fifth Floor, Suite 500
San Diego, CA  92101



       (c)  Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     (1) Concord Holding Corporation, 3435 Stelzer Road, Columbus, Ohio 43219-3035 (Registrant's Declaration of Trust, By-Laws and minute books and records relating to the Administrator).

     (2) Pilot Funds Distributors, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to the Distributor).

     (3) Boatmen's Trust Company, 100 North Broadway, St. Louis, Missouri 63102 (records relating to Adviser and Subadviser).

     (4) Kleinwort Benson Investment Management Americas Inc. 200 Park Avenue, New York, New York 10166 (records relating to Investment Manager).

     (5) State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to Custodian and Fund Accounting Agent).

     (6) BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to Transfer Agent).

ITEM 31. MANAGEMENT SERVICES.

    Not Applicable.

Item 32. Undertakings


    Registrant hereby undertakes to furnish each person to whom a prospectus for the Registrant is delivered with a copy of the most recent annual report to shareholders for the series of the Registrant offered by that prospectus upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus and State of Ohio on the 21st day of February, 1996.

                                             THE PILOT FUNDS

                                             By:     /s/ William J. Tomko
                                                     --------------------------
                                                     William J. Tomko, President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Name                                            Title                       Date
        ----                                            -----                       ----

/s/ William J. Tomko                                  President                     February 21, 1996
------------------------------------
William J. Tomko                            (Principal Executive Officer)

/s/ Martin R. Dean                                    Treasurer                     February 21, 1996
Martin R. Dean                            (Principal Accounting Officer and
                                             Principal Financial Officer)

J. HORD ARMSTRONG, III*                                Trustee                      February 21, 1996
---------------------------------------
J. Hord Armstrong, III

DAVID HOLFORD BENSON*                                  Trustee                      February 21, 1996
---------------------------------------
David Holford Benson

LEE F. FETTER*                                         Trustee                      February 21, 1996
------------------------------------
Lee F. Fetter

HENRY O. JOHNSTON*                                     Trustee                      February 21, 1996
------------------------------------
Henry O. Johnston

L. WHITE MATTHEWS, III*                                Trustee                      February 21, 1996
---------------------------------------
L. White Matthews, III

NICHOLAS G. PENNIMAN*                                  Trustee                      February 21, 1996
---------------------------------------
Nicholas G. Penniman

/s/ William J. Tomko
-----------------
William J. Tomko, Attorney-in-fact

                                    EXHIBITS


    Exhibit 1(b) Amendment to Agreement and Declaration of Trust dated August 4, 1982

    Exhibit 1(d) Amendment to Agreement and Declaration of Trust dated January 2, 1991

    Exhibit 1(f) Amendment to Agreement and Declaration of Trust to Permit Trustees to Establish a Mandatory Retirement Age for Trustees dated July 2, 1991

    Exhibit 1(g) Amendment to Agreement and Declaration of Trust to Establish and Designate Units of the Taxable Bond Portfolio, Intermediate Term Tax-Exempt Portfolio, Tax-Exempt Portfolio, Equity Income Portfolio and International Equity Portfolio

    Exhibt 1(n)                 Amendment to Agreement and Declaration of Trust
                                to Redesignate Shares of the Pilot Short-Term
                                Tax-Exempt Fund to be known as Shares of the Pilot Missouri Short-Term Tax-Exempt Fund

    Exhibit 1(o) Amendment to Agreement and Declaration of Trust to designate Shares of Small Capitalization Equity Fund

    Exhibit 2(d)                Amendment to the By-Laws adding Section 3.10

    Exhibit 10(b)               Opinion of Goodwin, Procter & Hoar

    Exhibit 11                  Consents of Arthur Andersen LLP and Ernst &
                                Young LLP

    Exhibit 17                  Financial Data Schedule